UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi–Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

MUNICIPAL FIXED INCOME FUNDS	Semiannual Report April 30, 2006

High current income potential from portfolios that invest primarily in municipal securities.

Goldman Sachs Municipal Fixed Income Funds

■ GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

■ GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND

■ GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND

■ GOLDMAN SACHS MUNICIPAL INCOME FUND

■ GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Goldman Sachs Short Duration Tax-Free Fund is not a money market fund. Investors in this Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Under normal conditions, the Short Duration Tax-Free Fund will invest at least 80% of its net assets in municipal securities, the interest on which is exempt from regular federal income tax and is not a tax preference item under the federal alternative minimum tax. Under normal conditions, the Fund’s investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund’s net assets. The interest from private activity bonds (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs and other tax-exempt or deferred accounts.
Goldman Sachs California Intermediate AMT-Free Municipal Fund invests in municipal securities, the interest on which is exempt from regular federal income tax. Up to 20% of the Fund’s net assets may include securities whose income may be subject to the federal alternative minimum tax and state income taxes. The Fund is non-diversified and may invest more of its assets in fewer issuers than diversified funds, may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be susceptible to greater losses because of these developments. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund may be adversely impacted by changes in tax law rates and policies, and are not suited for IRAs, and other tax-exempt or deferred accounts.
Goldman Sachs New York Intermediate AMT-Free Municipal Fund invests in municipal securities, the interest on which is exempt from regular federal income tax. Up to 20% of the Fund’s net assets may include securities whose income may be subject to the federal alternative minimum tax and state income taxes. The Fund is non-diversified and may invest more of its assets in fewer issuers than diversified funds, may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be susceptible to greater losses because of these developments. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund may be adversely impacted by changes in tax law rates and policies, and are not suited for IRAs, and other tax-exempt or deferred accounts.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Goldman Sachs Municipal Income Fund invests in municipal securities, the interest on which is exempt from regular federal income tax. The Fund may include securities whose income may be subject to the federal alternative minimum tax and state income taxes. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs and other tax-exempt or deferred accounts. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk.
Goldman Sachs High Yield Municipal Fund invests in high yield municipal securities that, at the time of purchase, are medium quality or noninvestment grade. High yield, lower rated securities involve greater price volatility and present greater risks than higher rated fixed income securities. At times, the High Yield Municipal Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Fund may also include securities whose income is subject to the federal alternative minimum tax and state income tax. The Fund is nondiversified and may invest more of its assets in fewer issuers than diversified funds, may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be susceptible to greater losses because of these developments. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs and other tax-exempt or deferred accounts. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
What Distinguishes Goldman Sachs’
Fixed Income Investment Process?
At Goldman Sachs Asset Management (GSAM), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

■  Assess relative value among states, sectors and sub-sectors

■  Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio

■  Team approach to decision making

■  Manage risk by avoiding significant sector and interest rate bets

■  Careful management of yield curve strategies — while closely managing portfolio duration

Fixed Income portfolios that:

■  Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yield

■  Capitalize on GSAM’s industry-renowned credit research capabilities

■ Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

PORTFOLIO RESULTS
Short Duration Tax-Free Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Short Duration Tax-Free Fund during the six-month reporting period that ended April 30, 2006.
  Performance Review

Over the six-month period that ended April 30, 2006, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 0.78%, 0.48%, 0.41%, 0.96% and 0.71%, respectively. These returns were about in line with the 0.80% cumulative total return of the Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index, over the same time period.
  Market Environment

The six-month period under review saw the continuation of a number of trends in existence during prior periods. For example, the municipal yield curve flattened further, with the two-year/ 10-year spread narrowing from 82 basis points at the beginning of November 2005 to 48 basis points at the end of April. Other spreads, including the two-year/ 30-year and the 10-year/ 30-year, narrowed as well. The short end of the curve was sensitive to actions by the Federal Reserve Board (the “Fed”), which raised the target federal funds rate from 3.75% to 4.75% in four 0.25% increments. Longer-term yields also rose, although not as much. Inflation, a key determinant of longer-term yields, remained under control for the most part, although crude oil rallied once again to penetrate the $70-per-barrel level. Furthermore, gold, which is thought by some investors to be a leading indicator of inflation, ended the period with a surge that carried it above the $650 mark.

Credit spreads, reflecting the difference between yields of comparable securities with different credit quality ratings, also continued their narrowing pattern. Investors were increasingly comfortable with buying lower-quality securities, as a maturing economic recovery provided municipalities with ample tax receipts and other entities, such as hospitals, continued to strengthen their financial positions.

One departure from conditions during the previous period was a slackening of supply in the municipal market, particularly in 2006. While 2005 witnessed an all-time record supply of approximately $410 billion, the pace during the first four months of the new year was down by roughly 24% versus the same stretch a year earlier. In large part, the decrease was attributable to fewer refinancing opportunities in a rising rate environment. Additionally, IRS regulations state that municipal issuers can refinance their debt only once, unlike consumers, who are able to refinance their home mortgages repeatedly. Lower supply, together with robust demand from retail and institutional investors, enabled municipal securities to outperform their counterparts in the Treasury market.

PORTFOLIO RESULTS
  Investment Objective

The Fund seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.
  Investment Strategies

In seeking to meet the Fund’s objective, we invest at least 80% of the Fund’s net assets in municipal securities, for which the interest is exempt from regular federal income tax. In addition, the Fund may invest in derivative securities, including futures and swaps, primarily for duration management purposes or to take advantage of temporary opportunities in the marketplace. Derivatives are not used for speculative purposes.
  Factors Affecting Performance

The Fund’s heavier-than-benchmark exposure to A and BBB rated securities was one factor boosting our results. With the economy strong, defaults low and spreads narrowing, we thought it was an opportune time to pursue potentially higher returns by owning some bonds at the lower end of the investment-grade spectrum, and the Fund was rewarded for that decision. Security selection also was a positive factor for the Fund during the period. For example, some bonds issued by the Rhode Island Health and Education Authority for South County Hospital Healthcare System performed well, as they were pre-refunded. As a result of the pre-refunding process, the bonds significantly appreciated in value.

Counterbalancing those positive influences to some extent were a few negative factors. While we maintained a duration that was modestly shorter than that of the benchmark for much of the period, it would have improved performance if we had shortened the Fund’s duration more aggressively. Additionally, toward the end of the period the Fund experienced some outflows due to investors raising cash to pay their income taxes. These outflows required us to sell securities under less-than-ideal market conditions.

During the period under review, we bought a number of pre-refunded bonds, although most of these purchases didn’t have a material impact on performance. Due to the large number of recent pre-refundings, these issues had sold off to the point where they had lost most of their normal premium over lower-rated securities. We thought this was a temporary phenomenon and tried to position the Fund to benefit in the event that these bonds regain their customary premiums.

PORTFOLIO RESULTS
  Outlook

We continue to like the prospects for the municipal securities market. Although recent inflation data is somewhat higher than investors were expecting, we think that core inflation, excluding food and energy, should remain relatively benign. We do look for the U.S. economy to slow somewhat as the effects of previous Fed rate hikes work their way through the system. Overall, though, we believe economic growth should be sufficient for most municipal issuers to remain financially sound. Additionally, as interest rates rise, we find that demand for municipal bonds tends to increase, which should help our sector to remain competitive with other fixed income sectors.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income — Municipal Investment Management Team

May 22, 2006

FUND BASICS
Short Duration Tax-Free Fund
as of April 30, 2006
PERFORMANCE REVIEW

		Lehman Brothers		30-Day
November 1, 2005–	Fund Total Return	1–3 Year Municipal	30-Day Taxable	Standardized
April 30, 2006	(based on NAV)[1]	Bond Index[2]	Equivalent Yield[3]	Yield[4]

Class A	0.78%	0.80%	4.97%	3.23%
Class B	0.48	0.80	4.15	2.70
Class C	0.41	0.80	3.92	2.55
Institutional	0.96	0.80	5.65	3.67
Service	0.71	0.80	4.88	3.17

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers 1-3 Year Municipal Bond Index, an unmanaged index, represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2005 federal income tax rate of 35%.
[4]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED TOTAL RETURNS[5]

For the period ended 3/31/06	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-0.32%	2.06%	n/a	3.04%	5/1/97
Class B	-0.91	1.87	n/a	2.64	5/1/97
Class C	-0.05	1.71	n/a	2.36	8/15/97
Institutional	2.00	2.88	3.72%	3.82	10/1/92
Service	1.60	2.39	3.19	3.36[6]	9/20/94

[5]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 2% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[6]	Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

FUND BASICS
SECTOR ALLOCATION[6]
Percentage of Portfolio

[6]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value.

PORTFOLIO RESULTS
California Intermediate AMT-Free Municipal Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs California Intermediate AMT-Free Municipal Fund for the period from its inception on November 1, 2005 through April 30, 2006.
  Performance Review

Over the period from the Fund’s inception on November 1, 2005 through April 30, 2006, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of 0.91%, 0.64% and 1.21%, respectively. These returns compare to the 0.89% cumulative total returns of the Fund’s benchmark, the Lehman Brothers CA 1-10 Year Municipal Bond Index, over the same time period.
  Market Environment

The six-month period under review saw a continuation of a number of trends in existence during prior periods. For example, credit spreads, reflecting the difference between yields of comparable securities with different credit quality ratings, continued their narrowing pattern. Investors were increasingly comfortable with buying lower-quality securities, as a maturing economic recovery provided municipalities with ample tax receipts and other entities, such as hospitals, continued to strengthen their financial positions. In California, conditions mirrored national developments, as the state’s fiscal picture appeared to be modestly improving, driven by constructive trends in the economy and tax revenues. The state’s service and construction sectors did particularly well during the period.

The municipal yield curve flattened further, with the two-year/ 30-year spread narrowing from 149 basis points at the beginning of November 2005 to 93 basis points at the end of April. Other spreads, including the two-year/ 10-year and the 10-year/ 30-year, narrowed as well. The short end of the curve was sensitive to actions by the Federal Reserve Board (the “Fed”), which raised the target federal funds rate from 3.75% to 4.75% in four 0.25% increments. Longer-term yields also rose, although not as much. Inflation, a key determinant of longer-term yields, remained under control for the most part, although crude oil rallied once again to penetrate the $70-per-barrel level. Furthermore, gold, which is thought by some investors to be a leading indicator of inflation, ended the period with a surge that carried it above the $650 mark.

One departure from conditions during the previous period was a slackening of supply in the municipal market, particularly in 2006. While 2005 witnessed an all-time record supply of approximately $410 billion, the pace during the first four months of the new year was down by roughly 24% versus the same stretch a year earlier. In large part, the decrease was attributable to fewer refinancing opportunities in a rising rate environment. Additionally, IRS regulations state that municipal issuers can refinance their debt only once, unlike consumers, who are able to refinance their home mortgages repeatedly. Lower supply, together with robust demand from retail and institutional investors, enabled municipal securities to outperform their counterparts in the Treasury market.

PORTFOLIO RESULTS
  Investment Objective

The Fund seeks a high level of current income that is exempt from regular federal income tax, is not a tax preference item under the federal alternative minimum tax, is exempt from California State personal income tax, and is consistent with preservation of capital. As a secondary objective, the Fund seeks to maximize after-tax total return consistent with the Fund’s intermediate duration and AA/ A+ average credit quality.
  Factors Affecting Performance

The Fund’s yield curve positioning was beneficial to performance, as our overweighting in securities with longer maturities benefited from the flattening yield curve. The Fund’s heavier-than-benchmark exposure to A- and BBB-rated securities was another factor boosting our results. With the economy strong, defaults low and spreads narrowing, we thought it was an opportune time to pursue potentially higher returns by owning some bonds at the lower end of the investment-grade spectrum, and the Fund was rewarded for that decision.

Counterbalancing those positive influences to some extent were a few negative factors. While we maintained a duration that was modestly shorter than that of the benchmark for much of the period, it would have improved performance if we had shortened the Fund’s duration more aggressively. Additionally, the Fund had a small position in some uninsured Puerto Rico bonds that underperformed near the end of the period, as the Commonwealth struggled to cover a budget shortfall.
  Outlook

We continue to like the prospects for the municipal securities market. Although recent inflation data is somewhat higher than investors were expecting, we think that core inflation, excluding food and energy, should remain relatively benign. We do look for the U.S. economy to slow somewhat as the effects of previous Fed rate hikes work their way through the system. If the nation’s economic momentum slows, we will be vigilant for opportunities and potential pitfalls in the California municipal market. Overall, though, we believe economic growth should be sufficient for most municipal issuers to remain financially sound. Additionally, as interest rates rise, we find that demand for municipal bonds tends to increase, which should help our sector to remain competitive with other fixed-income sectors.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income — Municipal Investment Management Team

May 22, 2006

FUND BASICS
California Intermediate AMT-Free Municipal Fund
as of April 30, 2006
PERFORMANCE REVIEW

November 1, 2005–	Fund Total Return	Lehman CA 1-10-Year	30-Day Taxable	30-Day
April 30, 2006	(based on NAV)[1]	Municipal Bond Index[2]	Equivalent Yield[3]	Standardized Yield[4]

Class A	0.91%	0.89%	5.43%	3.53%
Class C	0.64	0.89	4.43	2.88
Institutional	1.21	0.89	6.25	4.06

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers CA 1-10 Year Municipal Bond Index, with income reinvested, is representative of municipal bonds with maturities ranging from 1-10 years. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2005 federal income tax rate of 35%.
[4]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED TOTAL RETURNS[5]

For the period ended 3/31/06	One Year	Since Inception	Inception Date

Class A	n/a	-3.61%	11/1/05
Class C	n/a	-0.29	11/1/05
Institutional	n/a	1.18	11/1/05

[5]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
SECTOR ALLOCATION AS OF 4/30/06[6]
Percentage of Portfolio

[6]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value. The California Intermediate AMT-Free Municipal Fund commenced operations on November 1, 2005.

PORTFOLIO RESULTS
New York Intermediate AMT-Free Municipal Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs New York Intermediate AMT-Free Municipal Fund for the period from its inception on November 1, 2005 through April 30, 2006.
  Performance Review

Over the period from the Fund’s inception on November 1, 2005 through April 30, 2006, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of 0.96%, 0.61% and 1.15%, respectively. These returns compare to the 1.09% cumulative total returns of the Fund’s benchmark, the Lehman Brothers NY 1-10 Year Municipal Bond Index, over the same time period.
  Market Environment

The six-month period under review saw a continuation of a number of trends in existence during prior periods. For example, credit spreads, reflecting the difference between yields of comparable securities with different credit quality ratings, continued their narrowing pattern. Investors were increasingly comfortable with buying lower-quality securities, as a maturing economic recovery provided municipalities with ample tax receipts and other entities, such as hospitals, continued to strengthen their financial positions. In New York, conditions mirrored national developments, as the state’s fiscal picture appeared to be modestly improving, driven by constructive trends in the economy and tax revenues. The state’s robust financial services sector did particularly well during the period.

The municipal yield curve flattened further, with the two-year/30-year spread narrowing from 149 basis points at the beginning of November 2005 to 93 basis points at the end of April. Other spreads, including the two-year/10-year and the 10-year/30-year, narrowed as well. The short end of the curve was sensitive to actions by the Federal Reserve Board (the “Fed”), which raised the target federal funds rate from 3.75% to 4.75% in four 0.25% increments. Longer-term yields also rose, although not as much. Inflation, a key determinant of longer-term yields, remained under control for the most part, although crude oil rallied once again to penetrate the $70-per-barrel level. Furthermore, gold, which is thought by some investors to be a leading indicator of inflation, ended the period with a surge that carried it above the $650 mark.

One departure from conditions during the previous period was a slackening of supply in the municipal market, particularly in 2006. While 2005 witnessed an all-time record supply of approximately $410 billion, the pace during the first four months of the new year was down by roughly 24% versus the same stretch a year earlier. In large part, the decrease was attributable to fewer refinancing opportunities in a rising rate environment. Additionally, IRS regulations state that municipal issuers can refinance their debt only once, unlike consumers, who are able to refinance their home mortgages repeatedly. Lower supply, together with robust demand from retail and institutional investors, enabled municipal securities to outperform their counterparts in the Treasury market.

PORTFOLIO RESULTS
  Investment Objective

The Fund seeks a high level of current income that is exempt from regular federal income tax, is not a tax preference item under the federal alternative minimum tax, is exempt from New York State personal income tax, and is consistent with preservation of capital. As a secondary objective, the Fund seeks to maximize after-tax total return consistent with the Fund’s intermediate duration and AA/A+ average credit quality.
  Factors Affecting Performance

The Fund’s yield curve positioning was beneficial to performance, as our overweighting in securities with longer maturities benefited from the flattening yield curve. The Fund’s heavier-than-benchmark exposure to A and BBB rated securities was another factor boosting our results. With the economy strong, defaults low and spreads narrowing, we thought it was an opportune time to pursue potentially higher returns by owning some bonds at the lower end of the investment-grade spectrum, and the Fund was rewarded for that decision.

Counterbalancing those positive influences to some extent were a few negative factors. While we maintained a duration that was modestly shorter than that of the benchmark for much of the period, it would have improved performance if we had shortened the Fund’s duration more aggressively. Additionally, the Fund had a small position in some uninsured Puerto Rico bonds that underperformed near the end of the period, as the Commonwealth struggled to cover a budget shortfall.
  Outlook

We continue to like the prospects for the municipal securities market. Although recent inflation data is somewhat higher than investors were expecting, we think that core inflation, excluding food and energy, should remain relatively benign. We do look for the U.S. economy to slow somewhat as the effects of previous Fed rate hikes work their way through the system. If the nation’s economic momentum slows, we will be vigilant for opportunities and potential pitfalls in the New York municipal market. Overall, though, we believe economic growth should be sufficient for most municipal issuers to remain financially sound. Additionally, as interest rates rise, we find that demand for municipal bonds tends to increase, which should help our sector to remain competitive with other fixed-income sectors.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income — Municipal Investment Management Team

May 22, 2006

FUND BASICS
New York Intermediate AMT-Free Municipal Fund
as of April 30, 2006
PERFORMANCE REVIEW

November 1, 2005–	Fund Total Return	Lehman NY 1-10-Year	30-Day Taxable	30-Day
April 30, 2006	(based on NAV)[1]	Municipal Bond Index[2]	Equivalent Yield[3]	Standardized Yield[4]

Class A	0.96%	1.09%	4.92%	3.20%
Class C	0.61	1.09	4.02	2.61
Institutional	1.15	1.09	5.72	3.72

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers NY 1-10 Year Municipal Bond Index, with income reinvested, is representative of municipal bonds with maturities ranging from 1–10 years. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2005 federal income tax rate of 35%.
[4]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED TOTAL RETURNS[5]

For the period ended 3/31/06	One Year	Since Inception	Inception Date

Class A	n/a	-3.63%	11/1/05
Class C	n/a	-0.30	11/1/05
Institutional	n/a	1.16	11/1/05

[5]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
SECTOR ALLOCATION AS OF 4/30/06[6]
Percentage of Portfolio

[6]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value. The New York Intermediate AMT-Free Municipal Fund commenced operations on November 1, 2005.

PORTFOLIO RESULTS
Municipal Income Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Municipal Income Fund during the six-month reporting period that ended April 30, 2006.
  Performance Review

Over the six-month period that ended April 30, 2006, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 1.55%, 1.18%, 1.11%, 1.74% and 1.49%, respectively. These returns were about in line with the 1.56% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index, over the same time period.
  Market Environment

The six-month period under review saw a continuation of a number of trends in existence during prior periods. For example, the municipal yield curve flattened further, with the two-year/ 30-year spread narrowing from 149 basis points at the beginning of November 2005 to 93 basis points at the end of April. Other spreads, including the two-year/ 10-year and the 10-year/ 30-year, narrowed as well. The short end of the curve was sensitive to actions by the Federal Reserve Board (the “Fed”), which raised the target federal funds rate from 3.75% to 4.75% in four 0.25% increments. Longer-term yields also rose, although not as much. Inflation, a key determinant of longer-term yields, remained under control for the most part, although crude oil rallied once again to penetrate the $70-per-barrel level. Furthermore, gold, which is thought by some investors to be a leading indicator of inflation, ended the period with a surge that carried it above the $650 mark.

Credit spreads, reflecting the difference between yields of comparable securities with different credit quality ratings, also continued their narrowing pattern. Investors were increasingly comfortable with buying lower-quality securities, as a maturing economic recovery provided municipalities with ample tax receipts and other entities, such as hospitals, continued to strengthen their financial positions.

One departure from conditions during the previous period was a slackening of supply in the municipal market, particularly in 2006. While 2005 witnessed an all-time record supply of approximately $410 billion, the pace during the first four months of the new year was down by roughly 24% versus the same stretch a year earlier. In large part, the decrease was attributable to fewer refinancing opportunities in a rising rate environment. Additionally, IRS regulations state that municipal issuers can refinance their debt only once, unlike consumers, who are able to refinance their home mortgages repeatedly. Lower supply, together with robust demand from retail and institutional investors, enabled municipal securities to outperform their counterparts in the Treasury market.
  Investment Objective

The Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

PORTFOLIO RESULTS
  Investment Strategies

In seeking to meet the Fund’s objective, we invest at least 80% of the Fund’s net assets in municipal securities, for which the interest is exempt from regular federal income tax. In addition, the Fund may invest in derivative securities, including futures and swaps, primarily for duration management purposes or to take advantage of temporary opportunities in the marketplace. Derivatives are not used for speculative purposes.
  Factors Affecting Performance

Security selection was a positive factor for the Fund during the period. For example, some bonds issued by the Tobacco Settlement Authority of Iowa performed well, as they were pre-refunded. As a result of the pre-refunding process, the bonds were upgraded from Baa3/ BBB to Aaa and significantly appreciated in value. The Fund’s heavier-than-benchmark exposure to A and BBB rated securities was another factor boosting our results. With the economy strong, defaults low and spreads narrowing, we thought it was an opportune time to pursue potentially higher returns by owning some bonds at the lower end of the investment-grade spectrum, and the Fund was rewarded for that decision.

Counterbalancing those positive influences to some extent were a few negative factors. While we maintained a duration that was modestly shorter than that of the benchmark for much of the period, it would have improved performance if we had shortened the Fund’s duration more aggressively. Additionally, the Fund had a small position in some uninsured Puerto Rico bonds that underperformed near the end of the period, as the Commonwealth struggled to cover a budget shortfall.
  Outlook

We continue to like the prospects for the municipal securities market. Although recent inflation data is somewhat higher than investors were expecting, we think that core inflation, excluding food and energy, should remain relatively benign. We do look for the U.S. economy to slow somewhat as the effects of previous Fed rate hikes work their way through the system. Overall, though, we believe economic growth should be sufficient for most municipal issuers to remain financially sound. Additionally, as interest rates rise, we find that demand for municipal bonds tends to increase, which should help our sector to remain competitive with other fixed income sectors.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income — Municipal Investment Management Team

May 22, 2006

FUND BASICS
Municipal Income Fund
as of April 30, 2006
PERFORMANCE REVIEW

November 1, 2005–	Fund Total Return	Lehman Brothers Aggregate	30-Day Taxable	30-Day
April 30, 2006	(based on NAV)[1]	Municipal Bond Index[2]	Equivalent Yield[3]	Standardized Yield[4]

Class A	1.55%	1.56%	6.11%	3.97%
Class B	1.18	1.56	5.25	3.41
Class C	1.11	1.56	5.25	3.41
Institutional	1.74	1.56	6.97	4.53
Service	1.49	1.56	6.18	4.02

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2005 federal income tax rate of 35%.
[4]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED TOTAL RETURNS[5]

For the period ended 3/31/06	One Year	Five Years	Ten Years	Since Inception		Inception Date

Class A	-0.61%	4.17%	5.03%	4.98%		7/20/93
Class B	-1.89	3.94	n/a	4.82		5/1/96
Class C	2.24	4.33	n/a	4.27		8/15/97
Institutional	4.51	5.54	n/a	5.46		8/15/97
Service	3.97	5.03	n/a	5.32	[6]	7/20/93

[5]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.
[6]	Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
SECTOR ALLOCATION[7]
Percentage of Portfolio

[7]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value.

PORTFOLIO RESULTS
High Yield Municipal Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs High Yield Municipal Fund during the six-month reporting period that ended April 30, 2006.
  Performance Review

Over the six-month period that ended April 30, 2006, the Fund’s Class A, B, C and Institutional Shares generated cumulative total returns, without sales charges, of 3.76%, 3.38%, 3.37% and 3.95%, respectively. These returns compare to the 5.23% and 1.56% cumulative total returns of the Fund’s benchmarks, the Lehman Brothers High Yield Municipal Bond Index and the Lehman Brothers Aggregate Municipal Bond Index, respectively, over the same time period.
  Market Environment

High-yield municipal securities significantly outperformed those rated as investment grade, aided by a robust U.S. economy that resulted in a healthy flow of tax revenues at the municipal level, as well as delivering significant improvements to specific sectors, such as health care, airlines and utilities. With many issuers enjoying improving credit quality, credit spreads narrowed, boosting prices in the sector.

Higher quality investment-grade securities, which tend to correlate more directly with the Treasury market, generally underperformed lower quality bonds due to the upward trend in Treasury yields. The short end of the Treasury market was pressured by four 0.25% hikes in the target federal funds rate by the Federal Reserve Board (the “Fed”), while longer-term Treasury yields rose due to a strong rebound in first-quarter gross domestic product (“GDP”) growth and increasing concerns about inflation.

As a result of the Fed’s actions, the municipal yield curve flattened further, with the two-year/30-year spread narrowing from 149 basis points at the beginning of November 2005 to 93 basis points at the end of April. Other spreads, including the two-year/10-year and the 10-year/30-year, narrowed as well.

One departure from conditions during the previous period was a slackening of supply in the municipal market, particularly in 2006. While 2005 witnessed an all-time record supply of approximately $410 billion, the pace during the first four months of the new year was down by roughly 24% versus the same stretch a year earlier. In large part, the decrease was attributable to fewer refinancing opportunities in a rising rate environment. Additionally, IRS regulations state that municipal issuers can refinance their debt only once, unlike consumers, who are able to refinance their home mortgages repeatedly. Lower supply, together with robust demand from retail and institutional investors, helped municipal securities to outperform their counterparts in the Treasury market.

PORTFOLIO RESULTS
  Investment Objective

The Fund seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.
  Investment Strategies

In seeking to meet the Fund’s objective, we invest at least 80% of the Fund’s net assets in municipal securities, for which the interest is exempt from regular federal income tax. In addition, the Fund may invest in derivative securities, including futures and swaps, primarily for duration management purposes or to take advantage of temporary opportunities in the marketplace. Derivatives are not used for speculative purposes.
  Factors Affecting Performance

An increase in the Fund’s exposure to unsecured airline-backed bonds was one factor aiding performance during the period. Cost-cutting, reduced capacity and better pricing power all helped the group.

The Fund also benefited from some opportunistic trades during the period. For example, we purchased bonds backed by automaker General Motors (GM) after they sold off sharply in response to GM’s own well-publicized financial challenges and the bankruptcy filing by auto parts company Delphi, which was spun off from GM in 1999. As GM’s credit prospects stabilized later in the period, we sold the bonds at a significant profit.

On the negative side, an underweighted position in bonds backed by copper mining company Asarco held back the Fund’s results. Given the company’s distressed financial position and the recent volatility in commodity prices, we were reluctant to take a meaningful position in these securities. However, despite our reservations, they rallied during the period.

The Fund continued to hold securities with an average credit quality of BBB. Since its inception, the Fund generally has held a mix of investment-grade and high yield securities because we feel there are attractive opportunities in both sectors. That said, lower-quality bonds outperformed during the period under review, and Fund performance would have benefited from holding more of them.

PORTFOLIO RESULTS
  Outlook

We continue to like the prospects for the municipal securities market. Although recent inflation data is somewhat higher than investors were expecting, we think that core inflation, excluding food and energy, should remain relatively benign. We do look for the U.S. economy to slow somewhat as the effects of previous Fed rate hikes work their way through the system, and consequently we anticipate being a bit more cautious about bonds in the lower credit quality sectors. Overall, however, we believe economic growth should be sufficient for most municipal issuers to remain financially sound. Additionally, as interest rates rise, we find that demand for municipal bonds tends to increase, which should help our sector to remain competitive with other fixed-income sectors.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income — Municipal Investment Management Team

May 22, 2006

FUND BASICS
High Yield Municipal Fund
as of April 30, 2006
PERFORMANCE REVIEW

		Lehman	Lehman Brothers
	Fund	Brothers High	Aggregate	30-Day	30-Day
November 1, 2005–	Total Return	Yield Municipal	Municipal	Taxable	Standardized
April 30, 2006	(based on NAV)[1]	Bond Index[2]	Bond Index[3]	Equivalent Yield[4]	Yield[5]

Class A	3.76%	5.23%	1.56%	6.80%	4.42%
Class B	3.38	5.23	1.56	5.97	3.88
Class C	3.37	5.23	1.56	5.97	3.88
Institutional	3.95	5.23	1.56	7.71	5.01

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Index does not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2005 federal income tax rate of 35%.
[5]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED TOTAL RETURNS[6]

For the period ended 3/31/06	One Year	Five Years	Since Inception	Inception Date

Class A	2.73%	6.06%	6.76%	4/3/00
Class B	1.58	5.84	6.62	4/3/00
Class C	5.74	6.24	6.78	4/3/00
Institutional	8.08	7.48	8.02	4/3/00

[6]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
SECTOR ALLOCATION[7]
Percentage of Portfolio

[7]	The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of total market value.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Statement of Investments
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 90.6%

Alabama – 1.9%
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB Refunding for Russell Hospital Corp. Series 2006 A (BBB-)
$2,910,000	5.000%	12/01/11	$2,915,267
Health Care Authority RB Refunding for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
600,000	5.000	11/15/09	616,590
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/A2)
4,000,000	5.000	01/01/08	4,075,080

			7,606,937

Arizona – 0.2%
Pinal County Arizona IDA RB for Correctional Facilities Contract Florence West Prison Project Series 2006 A (ACA)(A)
750,000	4.500	10/01/09	759,675

Arkansas – 0.8%
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (Aaa)
2,250,000	4.000	07/01/16	2,211,998
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
1,000,000	5.000	02/01/11	1,029,690

			3,241,688

California – 8.9%
Alameda County COPS Refunding for Santa Rita Jail Project Series 1993 (ETM) (MBIA) (AAA/Aaa)
4,015,000	5.375	06/01/09	4,097,227
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A-/A3)(a)
3,785,000	4.450	07/01/11	3,816,075
California Health Facilities Financing Authority RB for Catholic West Series 2004 H (A-/A3)(b)
340,000	4.450	07/01/11	351,380
California State Department of Water Resource Power Supply RB Series 2002 A (FSA) (AAA/Aaa)
1,250,000	5.250	05/01/11	1,332,912
California State GO Bonds Series 2004 (A/A2)
4,500,000	4.000	02/01/09	4,525,380
1,000,000	4.000	02/01/10	1,005,830
California State GO Bonds Variable Purpose Series 2004 (A/A2)
6,500,000	5.000	04/01/11	6,822,465
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
1,160,000	5.000	07/01/07	1,173,897
1,000,000	5.000	07/01/08	1,017,960
Del Mar Race Track Authority RB Series 2005 (BBB-)
620,000	4.000	08/15/06	620,608
1,000,000	5.000	08/15/08	1,017,840
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (ETM) (AAA/Aaa)
2,000,000	5.000	06/01/10	2,097,520
Kings River Conservation District Revenue COPS for Partnership Peaking Project Series 2004 (Baa1)
1,000,000	5.000	05/01/07	1,010,140
1,000,000	4.000	05/01/08	998,860
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
4,875,000	5.250	06/01/27	4,954,316

			34,842,410

Colorado – 1.5%
Colorado Department of Transportation RANS RB Series A (MBIA) (AAA/Aaa)
1,000,000	5.500	06/15/06	1,002,100
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
250,000	4.500	12/01/07	251,995
400,000	4.500	12/01/08	403,476
500,000	4.500	12/01/09	505,580
500,000	5.000	12/01/10	513,555
Colorado Health Facilities Authority RB for Evangelical Lutheran Series 2005 (A-/A3)
255,000	5.000	06/01/08	260,284
275,000	5.000	06/01/09	283,442
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding & Improvement Series 2003 (Radian) (AA)
480,000	4.000	12/01/09	473,957
East Quincy Highlands Metropolitan District GO Bonds Series 2002 (LOC-U.S. Bank N.A.) (Aa1) (a)(b)
2,230,000	2.250	12/01/06	2,212,271

			5,906,660

Delaware – 0.2%
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
605,000	5.000	06/01/09	619,871

Florida – 5.8%
Broward County Florida Resource Recovery RB Refunding for Wheelabrator Series 2001 A (AA/A3)
4,000,000	5.375	12/01/10	4,186,480
Florida State Board Education GO Bonds for Public Education Series 1998 B (AAA/Aa1)
2,000,000	6.000	06/01/06	2,003,560
Highlands County Florida Health Facilities Authority RB for Adventist Health/Sunbelt Hospital Series 2002 (A+/A2)(a)
2,450,000	3.950	09/01/12	2,384,291
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health Hospital Series 2005 B (A+/A2)
400,000	5.000	11/15/08	409,832
500,000	5.000	11/15/09	515,985

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Huntington Community Development District RB for Special Assessment Series 2004 B
$5,290,000	5.000%	05/01/09	$5,247,997
Jacksonville Florida Electric Authority Water and Sewer System RB for Water Utility Improvements Series 2001 C (MBIA-IBC) (AAA)(b)
3,000,000	5.250	10/01/06	3,020,460
Leesburg Florida Hospital RB for Leesburg Regional Medical Center Project Series 2003 A (BBB+/Baa1)
1,820,000	5.000	07/01/08	1,846,299
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
300,000	2.000	05/01/06	300,000
610,000	2.375	05/01/07	594,299
625,000	2.800	05/01/08	596,988
300,000	3.000	05/01/09	284,118
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
845,000	5.000	05/01/09	840,200
Tampa Palms Florida Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
405,000	3.125	05/01/09	396,531

			22,627,040

Georgia – 3.1%
Atlanta Georgia RB for Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa)(b)
2,500,000	5.500	01/01/10	2,674,475
Atlanta Georgia Water & Sewer RB Second Lien Series 1997 (FGIC) (AAA/Aaa)(b)
3,875,000	5.400	01/01/07	3,957,809
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.850	06/01/09	1,401,932
Downtown Savannah Authority RB Refunding for Public Improvement Series 2005 (AA/A1)
1,530,000	4.000	01/01/07	1,532,616
2,760,000	4.000	01/01/08	2,771,344

			12,338,176

Idaho – 0.9%
Boise-Kuna Idaho Irrigation District RB (AMBAC) (AAA/Aaa)
2,750,000	5.000	07/01/06	2,755,582
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-)
120,000	4.125	09/01/08	119,402
250,000	4.375	09/01/10	249,605
425,000	5.000	09/01/11	435,702

			3,560,291

Illinois – 4.8%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvements Series 2000 (XLCA) (AAA/Aaa)(b)
4,610,000	5.650	01/01/11	4,975,435
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA)(A)
1,000,000	6.500	12/01/06	1,013,290
Illinois Development Finance Authority RB for Revolving Fund Master Trust Series 2002 (Aaa)
2,500,000	5.000	03/01/07	2,526,950
Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (ETM) (AAA)
1,500,000	7.000	07/01/07	1,531,245
Illinois Health Facilities Authority RB for Hospital Sisters Services Inc. Series 1998 A (MBIA) (Aaa)
4,375,000	5.250	06/01/09	4,536,481
Illinois State Sales Tax RB for Public Improvements Series 2006 (FSA) (AAA/Aaa)
1,040,000	5.000	06/15/08	1,065,958
2,700,000	5.000	06/15/11	2,846,691
Metropolitan Pier and Exposition Authority Hospitality Facilities RB for McCormick Place Series 1996 (ETM) (AAA/Aaa)
255,000	5.750	07/01/06	255,893

			18,751,943

Indiana – 1.8%
Indiana Health Facilities Financing Authority Hospital RB for Clarian Health Partners Inc. Series 1996 A (A+/A2)(b)
1,500,000	5.500	02/15/07	1,550,310
Indiana Health Facilities Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
500,000	5.500	08/01/06	501,490
Lawrenceburg Indiana PCRB for Indiana Michigan Power Co. Project Series 2003 F (BBB/Baa2) (a)
5,000,000	2.625	10/01/06	4,965,550

			7,017,350

Kansas – 1.4%
Burlington Kansas PCRB Refunding Kansas Gas & Electric Co. Project Series 2004 B (MBIA) (AAA/Aaa)(a)
4,500,000	2.650	06/01/06	4,495,950
Kansas State Development Finance Authority Health Facilities RB for Hays Medical Center Inc. Series 2005 L (A2)
425,000	4.000	11/15/08	426,012
500,000	5.250	11/15/10	524,825

			5,446,787

Kentucky – 3.9%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)
1,775,000	5.250	10/01/07	1,809,967

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Kentucky – (continued)
Logan/Todd Regional Water Commission of Kentucky RB Refunding Series 2003 (MIG1)
$13,500,000	4.000%	02/01/07	$13,519,035

			15,329,002

Louisiana – 4.2%
City of New Orleans GO Bonds for Public Improvement Series 1999 (FSA) (AAA/Aaa)(b)
3,390,000	5.875	11/01/09	3,630,758
Ernest N. Morial — Exhibit Hall Authority Special Tax Series 2003 A (AMBAC) (AAA/Aaa)
1,080,000	5.000	07/15/07	1,091,200
Jefferson Parish Hospital Service District No. 001 RB for West Jefferson Medical Center Series 1998 A (FSA) (AAA/Aaa)
1,755,000	5.000	01/01/08	1,787,081
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005
2,500,000	4.750	05/01/15	2,400,050
Morehouse Parish PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
800,000	5.250	11/15/13	825,584
New Orleans Sewer Services RB BANS Series 2005 (SP-3)
5,490,000	3.000	07/26/06	5,442,621
State of Louisiana GO Bonds Series 2004 A (AMBAC) (AAA/Aaa)
1,450,000	5.000	10/15/08	1,489,962

			16,667,256

Maryland – 1.3%
Maryland State Community Development Administration Department RB Refunding for Residential Housing & Community Development Series 2006 C (MIG1)
5,000,000	3.375	03/07/07	4,978,900

Massachusetts – 3.7%
Massachusetts State GO Bonds Series 2002 C (FSA) (AAA/Aaa)
10,000,000	5.500	11/01/10	10,717,600
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
445,000	5.000	08/15/10	460,206
780,000	5.000	08/15/11	811,114
465,000	5.000	08/15/12	483,763
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/09	2,075,420

			14,548,103

Michigan – 1.0%
Kalamazoo Michigan Hospital Finance Authority Hospital Facilities RB Refunding for Bronson Methodist Hospital Series 2005 A (MBIA) (Aaa)
4,000,000	5.000	10/15/08	4,113,080

Minnesota – 0.9%
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
1,430,000	5.125	05/15/08	1,468,982
Minnesota State Municipal Power Agency Electric RB Series 2005 (A3)
1,000,000	3.500	10/01/07	994,060
1,110,000	4.000	10/01/09	1,114,895

			3,577,937

Mississippi – 1.3%
Mississippi State GO Bonds Refunding Series 1978 (ETM) (AAA/Aaa)
5,130,000	6.200	02/01/08	5,313,038

Missouri – 0.1%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA)(A)
345,000	5.875	12/01/06	347,777

Montana(a) – 0.3%
Forsyth Montana PCRB Refunding Portland General Series 1998-A RMKT 5/1/03 (BBB+/Baa1)
1,000,000	5.200	05/01/09	1,025,340

Nevada – 0.5%
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.000	07/01/08	1,308,850
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (ETM) (AMBAC) (AAA/Aaa)(c)
800,000	0.000	01/01/07	779,632

			2,088,482

New Hampshire – 0.4%
New Hampshire Health and Education Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (A-)
1,475,000	4.000	10/01/08	1,477,655

New Jersey – 6.8%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (BBB/Baa2)
3,750,000	5.000	06/15/07	3,787,538
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 O (AA-/A1)
1,000,000	5.000	03/01/09	1,031,020
New Jersey Health Care Facilities Financing Authority Department of Human Services RB for Greystone Park Psychiatric Hospital Series 2005 (AA-/A1)
1,000,000	5.000	09/15/08	1,029,160
1,000,000	5.000	09/15/09	1,038,180
1,000,000	5.000	09/15/10	1,044,550
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA)(A)
355,000	5.000	07/01/06	355,433

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New Jersey – (continued)
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2004 C
$1,300,000	5.000%	07/01/07	$1,305,876
1,405,000	5.000	07/01/08	1,424,431
New Jersey State Educational Facilities Authority Refunding RB for Higher Education Training Fund Series 2005 Subseries A-1 (AA-/A1)
3,500,000	5.000	09/01/07	3,553,235
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 2001 C (FSA) (AAA/Aaa)
5,285,000	5.750	12/15/12	5,837,124
New Jersey Tobacco Settlement Financing Corp. RB for Public Improvement Series 2002 (BBB/Baa3)
5,420,000	5.750	06/01/32	5,623,792
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
755,000	4.375	06/01/19	753,852

			26,784,191

New York – 5.2%
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/Baa1)
1,580,000	5.000	08/01/12	1,633,783
1,480,000	5.000	08/01/13	1,532,614
New York City GO Bonds Series 1998 F (FGIC-TCRS) (AAA/Aaa)
4,700,000	5.375	08/01/09	4,880,480
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
250,000	5.200	11/01/07	248,268
New York GO Bonds Refunding Series 1996 A (MBIA-IBC) (AAA/Aaa)
500,000	6.250	08/01/08	510,565
New York GO Bonds Refunding Series 2002 C (A+/A1)
2,000,000	5.250	08/01/10	2,103,760
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
500,000	5.000	05/01/06	500,000
260,000	5.000	05/01/07	262,332
New York State Dormitory Authority RB Refunding for State University Educational Facilities Series 1995 A (AA-/A1)
1,605,000	6.500	05/15/06	1,606,428
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)(a)
5,475,000	5.250	01/01/09	5,658,413
Saratoga County New York Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
500,000	5.000	12/01/07	507,405
Tobacco Settlement Financing Corp. RB Series B-1 (AA-/A1)
1,000,000	5.000	06/01/10	1,039,920

			20,483,968

North Carolina – 0.3%
North Carolina Eastern Municipal Power RB Refunding Series 2003 C (BBB/Baa2)
1,190,000	5.000	01/01/08	1,209,266

North Dakota – 1.0%
Fargo North Dakota RB for Public Improvements Series 2005 (AMBAC) (AAA/Aaa)
2,000,000	5.000	07/01/09	2,073,160
North Dakota State Building Authority RB for Facilities Improvement Series 2005 A (MBIA) (AAA/Aaa)
1,690,000	4.250	12/01/09	1,716,871

			3,790,031

Ohio – 1.2%
Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/Aa1)
1,775,000	5.000	02/01/07	1,792,466
Ohio State Water Development Authority PCRB Refunding for Economic Development (AMBAC) (AAA/Aaa)
1,000,000	5.000	06/01/06	1,001,000
Ohio Water Development Authority PCRB RMKT Refunding for Economic Development Series 2005 (BBB+/Baa1)(a)
2,000,000	3.350	06/01/06	1,997,600

			4,791,066

Oklahoma – 4.3%
Comanche County Hospital Authority RB Series 2004 (Radian) (AA/Aa3)
1,565,000	4.250	07/01/08	1,570,697
1,000,000	4.500	07/01/09	1,011,400
Grand River Dam Authority RB Series 1993 (BBB+/A2)
750,000	5.750	06/01/06	751,020
Oklahoma County Independent School District No. 12 Edmond GO Bonds for Combination Purposes Series 2005 (AMBAC) (AAA/Aaa)
2,485,000	4.000	07/01/07	2,494,691
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)(b)
7,500,000	5.625	08/15/09	7,986,975
Tulsa Oklahoma Metropolitan Utilities Authority RB Series 2005 (MBIA) (AAA/Aaa)
3,005,000	4.000	09/01/08	3,026,816

			16,841,599

Oregon – 1.1%
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Project Series 2002 (BBB)
400,000	5.500	09/01/11	417,004
550,000	5.600	09/01/12	577,396
875,000	5.800	09/01/14	930,650
825,000	5.900	09/01/15	879,136
Lane County Oregon School District No. 19 Springfield GO Bonds Series 1997 (FGIC) (AAA/Aaa)
1,230,000	6.000	10/15/10	1,340,848

			4,145,034

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Pennsylvania – 5.2%
Delaware River Port Authority of Pennsylvania and New Jersey Refunding RB Series 1998 (AMBAC) (AAA/Aaa)
$10,000,000	5.250%	01/01/08	$10,245,400
Pennsylvania GO Bonds First Series 2001 (AA/Aa2)
1,000,000	5.000	01/15/10	1,043,810
Pennsylvania GO Bonds First Series 2001 (AAA/Aa2)(b)
1,500,000	5.125	01/15/11	1,601,970
Pennsylvania Hills Township GO Bonds Series 1995 (AMBAC) (AAA/Aaa)
750,000	5.000	12/01/06	750,803
Pennsylvania State Higher Educational Facilities Authority RB for University of Pennsylvania Health Systems Series 2005 A (A+/A2)
1,900,000	4.000	08/15/06	1,901,273
2,300,000	5.000	08/15/08	2,358,167
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
795,000	5.000	07/15/08	806,845
1,000,000	5.000	07/15/09	1,017,660
Philadelphia Water and Wastewater RB Series 1999 (AMBAC) (AAA/Aaa)
750,000	5.000	12/15/06	756,135

			20,482,063

Puerto Rico – 2.6%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)(a)
3,125,000	5.000	07/01/08	3,206,531
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2004 J (BBB+/Baa2)
2,145,000	5.000	07/01/06	2,148,518
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Baa3)(a)
4,700,000	5.750	02/01/12	5,040,797

			10,395,846

Rhode Island – 1.1%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (Baa2)(b)
585,000	4.300	09/15/08	592,202
610,000	4.500	09/15/08	620,242
635,000	4.750	09/15/08	649,224
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (ETM) (Baa2)
525,000	3.200	09/15/06	523,703
485,000	4.000	09/15/08	487,706
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing-Memorial Hospital Series 2003 (LOC-Fleet Bank) (AA)
1,540,000	4.000	07/01/08	1,542,464

			4,415,541

South Carolina – 3.0%
Beaufort County School District GO BANS (SCSDE) (MIG1)
3,250,000	4.500	02/28/07	3,270,215
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Refunding Series 2003 A (BBB+/Baa1)
370,000	4.500	08/01/06	369,874
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Series 2003 C (BBB+/Baa1)(b)
1,780,000	6.875	08/01/13	2,090,397
South Carolina State Public Service Authority RB Refunding Series 2002 D (FSA) (AAA/Aaa)
2,000,000	5.000	01/01/09	2,062,660
South Carolina Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
3,750,000	6.000	05/15/22	3,926,550

			11,719,696

Tennessee – 1.6%
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2001 B (Baa2)(a)(b)
1,175,000	5.250	07/01/26	1,178,595
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2006 A (BBB+/Baa2)
955,000	4.500	07/01/08	960,415
670,000	4.500	07/01/09	676,057
665,000	4.500	07/01/10	672,761
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA) (a)(d)
2,250,000	7.989	10/01/08	2,454,570
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(d)
320,000	7.989	09/01/08	348,109

			6,290,507

Texas – 3.0%
Brazoria County Texas Health Facilities Development Corp. RB for Brazosport Memorial Hospital Series 2004 (Radian) (AA/Aa3)
1,065,000	5.000	07/01/09	1,091,188
Harris County Texas Health Facilities Development Corp. RB for Christus Health Series 1999 A (ETM) (MBIA) (AAA/Aaa)
400,000	5.250	07/01/07	407,420
Harris County Texas Health Facilities Development Corp. RB for Christus Health Unrefunded Balance Series 1999 A (MBIA) (AAA/Aaa)
2,600,000	5.250	07/01/07	2,637,856
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facility Series 2005 (BBB-)
150,000	5.000	02/15/07	150,837
170,000	5.000	02/15/08	171,720
395,000	5.000	02/15/09	400,811
610,000	5.000	02/15/10	620,462

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Texas – (continued)
Sam Rayburn Texas Municipal Power Agency RB Refunding (Radian) (AA/Baa2)
$2,000,000	5.000%	10/01/08	$2,044,080
Tomball Texas Hospital Authority Refunding RB Series 2005 (Baa3)
1,140,000	5.000	07/01/08	1,158,593
Travis County Health Facilities Development Corp. RB for Acension Health Credit Series 1999 A (AMBAC) (AAA/Aaa)(b)
3,000,000	5.875	11/15/09	3,236,430

			11,919,397

U.S. Virgin Islands – 0.4%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
325,000	5.000	10/01/06	326,836
1,100,000	5.000	10/01/08	1,120,955

			1,447,791

Utah(a) – 1.3%
Utah Intermountain Power Agency Power Supply RB Series 1985 E (AMBAC) (AAA/Aaa)
5,000,000	3.450	09/15/06	4,995,350

Virginia – 1.8%
Chesapeake Virginia Hospital Authority Facilities RB for Refunding Chesapeake General Hospital Series 2004 A (A3)
2,075,000	5.000	07/01/06	2,076,743
Fairfax County Virginia Economic Development Authority Lease RB for Public Uses Complex Project Series 2006 (AA+/Aa1)
2,650,000	5.000	05/15/10	2,773,887
Loudoun County GO Bonds for Public Improvement Series 2001 C (AAA/Aaa)
1,250,000	5.250	11/01/06	1,260,263
Virginia Commonwealth Transportation Board RANS RB for Federal Highway Reimbursement Series 2000 (AA/Aa2)
1,000,000	5.500	10/01/06	1,007,710

			7,118,603

Wisconsin – 1.8%
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 (ETM) (AMBAC) (AAA/Aaa)
155,000	5.300	10/01/08	158,218
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
760,000	5.300	10/01/08	772,988
Milwaukee Wisconsin GO Bonds for Promissory Notes Series 2005 N1 (FSA) (AAA/Aaa)
1,415,000	5.000	02/15/10	1,476,765
2,630,000	5.000	02/15/11	2,767,891
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
665,000	4.000	05/01/07	665,126
695,000	4.000	05/01/08	690,406
715,000	4.000	05/01/09	706,499

			7,237,893

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $360,380,262)			$356,253,240

Other Municipals – 5.3%

MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (A1)(e)
$6,115,000	3.375%	11/01/08	$5,913,449
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-3 (A3)(a)(e)
2,000,000	4.950	09/30/12	1,996,660
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
10,000,000	4.050	05/04/10	9,876,600
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2006 A (A1) (e)
3,000,000	4.220	11/02/10	2,998,590

TOTAL OTHER MUNICIPALS
(Cost $21,155,767)			$20,785,299

Short-Term Investment – 1.3%

Puerto Rico – 1.3%
Puerto Rico Government Development Bank (A-2)
$5,000,000	4.200%	05/02/2006	$5,000,000
(Cost $5,000,000)

TOTAL INVESTMENTS — 97.2%
(Cost $386,536,029)			$382,038,539
Other Assets in Excess of Liabilities — 2.8%			10,907,756

Net Assets — 100.0%			$392,946,295

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Inverse variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2006.

(e)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,908,699, which represents approximately 2.8% of net assets as of April 30, 2006.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BANS	—	Bond Anticipation Notes
BMA	—	Bond Market Association
COPS	—	Certificates of Participation
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co. - Transferable Custodial Receipts
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
PCRB	—	Pollution Control Revenue Bond
Radian	—	Insured by Radian Asset Assurance
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
RITES	—	Residual Interest Tax Exempt Securities
XLCA	—	Insured by XL Capital Assurance, Inc.

ADDITIONAL INVESTMENT INFORMATION
SWAP CONTRACTS — At April 30, 2006, the Fund had outstanding swap contracts with the following terms:

Rate Type

		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type(a)	Counterparty	(000s)	Date	the Fund	the Fund	Gain

Interest Rate	JP Morgan	$18,000	06/02/2016	BMA Municipal Swap Index	3.85%	$312,639

(a)	Represents forward starting interest rate swap whose effective date of commencement of accruals and cash flows are June 2, 2006.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND
Statement of Investments
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 99.4%

California – 87.4%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (BBB+/Baa1)
$725,000	6.125%	08/15/20	$779,375
Abag Finance Authority RB for Non-Profit Corps. Sansum-Santa Barbara Series 2002 A (A)
1,500,000	5.500	04/01/21	1,557,315
Banning Utilities Authority Water Enterprise RB for Refunding and Improvement Projects Series 2005 (FGIC) (AAA/Aaa)
1,135,000	5.000	11/01/22	1,183,022
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A-/A3)(a)
805,000	4.450	07/01/11	811,609
California Health Facilities Financing Authority RB for Catholic West Series 2004 H (A-/A3)(b)
70,000	4.450	07/01/11	72,343
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
505,000	5.750	09/01/23	564,060
California State Department Water Resources Power Supply RB Series 2002 A (MBIA) (AAA/Aaa)
200,000	5.250	05/01/10	211,336
California State Economic Recovery GO Bonds Series 2004 B (AA-/Aa3)(a)
4,000,000	5.000	07/01/07	4,062,480
California State Economic Recovery RB Series 2004 A (AA-/Aa3)
425,000	5.000	01/01/09	438,532
California State GO Bonds Refunded Series 1998 (A/A2)
1,100,000	6.000	02/01/08	1,143,989
California State GO Bonds Series 2003 (A/A2)
1,000,000	5.250	02/01/15	1,063,650
California State GO Bonds Series 2004 (A/A2)
500,000	4.000	02/01/09	502,820
California State Public Works Board RB for Department of Mental Health Coalinga Series 2004 A (A-/A3)
1,000,000	5.000	06/01/11	1,045,980
California State Public Works Board RB Refunding for Department of Health Services Series 2005 K (A-/A3)
200,000	5.000	11/01/22	205,478
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
725,000	5.000	07/01/06	726,138
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+/A3)(a)
725,000	3.850	06/01/12	708,833
Cathedral City Improvement Bond Act of 1915 Special Assessment for Cove Improvement District 04-02 Series 2005
740,000	5.000	09/02/20	735,101
Coast Community College GO Bonds Refunding Series 2005 (MBIA) (AAA/Aaa)
1,155,000	4.500	08/01/11	1,198,624
Colton Joint Unified School District GO Bonds for Election of 2001 Series 2006 C (FGIC) (AAA/Aaa)
500,000	5.250	02/01/22	532,780
Del Mar Race Track Authority RB Series 2005 (BBB-)
600,000	5.000	08/15/09	614,910
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (AAA/Aaa)(b)
2,065,000	5.500	06/01/13	2,255,558
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,455,000	5.000	05/01/10	1,499,552
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
275,000	5.000	09/01/25	271,604
Los Angeles County Public Works Financing Authority Special Assessment RB Refunding for L.A. Regal Park & Open Space Series 2005 (FSA) (AAA/Aaa)
400,000	5.000	10/01/10	421,304
Manteca Unified School District GO Bonds Refunding Series 2005 (FGIC) (AAA/Aaa)
775,000	5.000	08/01/20	810,557
Mission Springs Water District Improvement Bond Act of 1915 Special Assessment for District No. 13 Series 2005
275,000	5.000	09/02/21	268,815
New Haven Unified School District GO Bonds Refunding Series 2005 (MBIA) (AAA/Aaa)
1,250,000	5.250	08/01/21	1,344,650
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
355,000	5.250	09/02/16	362,650
400,000	5.250	09/02/17	408,552
Poway Unified School District Special Tax Community Facilities District No. 6-4 South Ranch Series 2005
200,000	4.850	09/01/20	195,842
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
765,000	5.000	09/01/23	760,402
San Gabriel Unified School District GO Bonds Series 2002 A (FSA) (AAA/Aaa)(b)
445,000	5.375	08/01/12	484,383
Sierra View Local Health Care District RB Refunding Series 1998 (BBB+)
500,000	5.400	07/01/22	513,240
South Orange County Public Financing Authority Special Tax for Ladera Ranch Series 2005 A (AMBAC) (AAA/Aaa)
200,000	5.000	08/15/21	206,434

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Sweetwater Authority Water RB Series 2002 (FSA) (AAA/Aaa)(b)
$635,000	5.250%	04/01/10	$678,409
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
1,255,000	5.250	06/01/27	1,275,419

			29,915,746

Puerto Rico – 8.1%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)(a)
1,550,000	5.000	07/01/08	1,590,439
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2004 J (BBB+/Baa2)
300,000	5.000	07/01/06	300,492
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
270,000	5.000	03/01/09	276,194
575,000	5.000	03/01/12	594,619

			2,761,744

U.S. Virgin Islands – 3.9%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,350,000	5.000	10/01/06	1,357,628

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $34,226,145)			$34,035,118

Short Term Investment – 4.1%

Puerto Rico – 4.1%
Puerto Rico Government Development Bank (A-2)
$1,400,000	5.000%	10/12/06	$1,400,000
(Cost $1,400,000)

TOTAL INVESTMENTS — 103.5%
(Cost $35,626,145)			$35,435,118
Liabilities in Excess of other assets — (3.5)%			(1,201,006)

Net Assets — 100.0%			$34,234,112

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COPS	—	Certificates of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
MBIA	—	Insured by Municipal Bond Investors Assurance
RB	—	Revenue Bond

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND
Statement of Investments
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 91.7%

New York – 76.1%
Buffalo Fiscal Stability Authority Special Tax for Sales Tax & State Aid Series 2006 A (Aa2)
$430,000	4.000%	09/01/07	$431,969
Erie County GO Bonds Refunding Series 2005 D-1 (MBIA) (AAA/Aaa)
300,000	5.000	06/01/21	313,935
Long Island Power Authority Electric System RB Series 1998A (AMBAC) (AAA/Aaa)
325,000	5.500	12/01/11	352,186
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
300,000	5.000	08/01/22	302,631
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
200,000	5.625	11/01/09	209,240
New York GO Bonds Refunding Series 2002 C (A+/A1)
500,000	5.250	08/01/10	525,940
New York GO Bonds Series 2000 A (XLCA) (AAA/Aaa)(a)
200,000	6.500	05/15/10	222,924
New York GO Bonds Series 2003 D (A+/A1)
520,000	5.250	10/15/18	546,796
New York State Dormitory Authority Lease RB for Court Facilities Series 2003 A (ETM) (A+/A2)
200,000	5.000	05/15/07	202,710
New York State Dormitory Authority Non State Supported Debt Insured RB for Siena College Series 2006 (MBIA) (Aaa)
400,000	5.000	07/01/13	425,440
New York State Dormitory Authority RB for Columbia University Series 2001 A (AAA/Aaa)(a)
225,000	5.250	07/01/11	243,320
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
75,000	5.000	05/01/06	75,000
200,000	5.000	05/01/07	201,794
New York State Dormitory Authority RB Non State Supported Debt for Columbia University Series 2006 A (AAA/Aaa)
300,000	5.000	07/01/10	315,609
New York State Dormitory Authority State Personal Income Tax RB for Education Series 2005 F (AAA)
200,000	5.000	03/15/10	209,058
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Series 2002 F (AAA/Aaa)
325,000	5.250	11/15/20	346,417
New York State GO Bonds Refunding Series 1998 F (AA/Aa3)
400,000	5.250	09/15/13	417,112
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 1999 (MBIA) (AAA/Aaa)(a)
225,000	5.625	04/01/09	239,184
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)(b)
275,000	5.250	01/01/09	284,213
Suffolk County Water Authority Waterworks RB Senior Lien Series 1993 (ETM) (MBIA) (AAA/Aaa)
25,000	5.100	06/01/07	25,392
Suffolk County Water Authority Waterworks RB Unrefunded Balance Senior Lien Series 1993 (MBIA) (AAA/Aaa)
275,000	5.100	06/01/07	279,081
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A/1 (AA-/A1)
1,250,000	5.500	06/01/18	1,336,325
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)(a)
325,000	5.250	07/01/09	341,825

			7,848,101

Puerto Rico – 12.5%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)(b)
325,000	5.000	07/01/08	333,479
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2004 J (BBB+/Baa2)
400,000	5.000	07/01/06	400,656
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
225,000	5.000	03/01/09	230,162
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC - Government Bank for Puerto Rico) (BBB-/Baa3)(b)
300,000	5.750	02/01/12	321,753

			1,286,050

U.S. Virgin Islands – 3.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
325,000	5.000	10/01/06	326,836

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $9,526,160)			$9,460,987

Short-Term Investments – 10.0%

Jay Street Development Corp. Certificate Facilities Lease RB VRDN for Jay Street Project Series 2001 A-2 (LOC - Depfa Bank PLC) (A-1+/VMIG1)(b)(c)
$200,000	3.76%	05/01/2006	$200,000
Metropolitan Transportation Authority RB VRDN for Transportation Series 2005 G (LOC – BNP Paribas) (A-1+/VMIG1)(b)(c)
400,000	3.76	05/01/2006	400,000

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments – (continued)

New York City Municipal Water Finance Authority Water & Sewer System RB VRDN Series 2003 Subseries F-2 (SPA - Bayerische Landesbank) (A-1+/VMIG1)(b)(c)
$425,000	3.78%	05/01/2006	$425,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,025,000)			$1,025,000

TOTAL INVESTMENTS – 101.7%
(Cost $10,551,160)			$10,485,987
Liabilities in Excess of other assets – (1.7)%			(172,355)

Net Assets – 100.0%			$10,313,632

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
ETM	—	Escrow to Maturity
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
RB	—	Revenue Bond
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Statement of Investments
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 95.7%

Alabama – 3.0%
Alabama State Municipal Electric Authority Power Supply RB Series 2003 A (MBIA) (Aaa)
$1,000,000	5.000%	09/01/33	$1,025,960
Alabama State Public School & College Authority RB for Capital Improvement Series 1999 D (AA/Aa2)
1,150,000	5.750	08/01/19	1,233,766
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
1,780,000	5.750	12/01/36	1,800,951
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.550	08/01/21	1,068,750
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
575,000	5.000	11/15/17	589,858
Huntsville Alabama GO Refunding Warrants Series 2005 A (FSA) (AAA/Aaa)
1,000,000	5.750	02/01/15	1,126,420
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/A2)
3,500,000	5.250	01/01/11	3,675,070
Montgomery Alabama GO Bonds Warrants Series 1997 A (AA/Aa2)(a)
1,000,000	5.100	04/01/07	1,032,650
Tuscaloosa GO Bonds Warrants Series 2000 (AA/Aa3)
1,000,000	5.650	01/01/17	1,066,730

			12,620,155

Alaska – 2.3%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AAA/Aaa)
4,000,000	5.250	12/01/34	4,208,480
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.000	06/01/49	2,565,920
Anchorage Alaska Water RB Refunding Series 2004 (MBIA) (AAA/Aaa)
1,000,000	5.125	05/01/29	1,038,850
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
1,500,000	5.500	06/01/29	1,518,585

			9,331,835

Arizona – 2.3%
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)
3,410,000	5.750	07/01/18	3,774,290
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
325,000	5.350	10/01/22	324,278
Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
530,000	5.850	01/01/08	539,784
Maricopa County Unified School District No. 41 Gilbert GO Bonds Prerefunded Series 1995 (FSA) (AAA)(a)
2,304,000	6.250	07/01/08	2,427,264
Maricopa County Unified School District No. 41 Gilbert GO Bonds Unrefunded Balance Series 1995 (FSA) (AAA)
196,000	6.250	07/01/15	206,069
Northern Arizona University RB Series 2003 (FGIC) (AAA/Aaa)
1,235,000	5.500	06/01/25	1,344,853
Yavapai County IDA Solid Waste Disposal RB for Waste Management Inc. Project Series 2002 (AMT) (BBB)(b)
1,000,000	4.000	06/01/10	989,960

			9,606,498

Arkansas – 1.7%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB/Baa2)(a)
4,000,000	7.250	02/01/10	4,477,120
Paragould Sales and Use Tax RB Series 2001 (AMBAC) (AAA/Aaa)
1,000,000	5.100	06/01/18	1,027,480
265,000	5.050	06/01/21	266,974
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 A (BBB/Baa2)
150,000	5.000	02/01/35	146,193
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
160,000	4.250	02/01/15	153,840
675,000	5.000	02/01/25	678,274
150,000	5.000	02/01/30	148,140

			6,898,021

California – 12.3%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (BBB+/Baa1)
275,000	6.125	08/15/20	295,625
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 A (BBB)(c)
2,775,000	0.000	06/01/46	242,036
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 B (BBB-)(c)
450,000	0.000	06/01/46	37,755
California County Tobacco Securitization Agency Refunding Asset Backed RB for Merced County Series 2005 A (Baa3)
275,000	5.125	06/01/38	268,089
California County Tobacco Securitization Agency Refunding Asset Backed RB for Sonoma County Corp. Series 2005 (BBB)
125,000	5.125	06/01/38	121,859
75,000	5.250	06/01/45	73,679
California Educational Facilities Authority RB for Pepperdine University Series 2005 A (AMBAC) (Aaa)
5,000,000	5.000	12/01/35	5,157,250

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
$1,000,000	5.750%	09/01/23	$1,116,950
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(b)(d)
625,000	7.672	07/01/07	690,225
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(d)
940,000	8.672	01/01/12	1,237,153
California State GO Bonds Series 2000 (FGIC) (AAA/Aaa)
1,280,000	5.250	09/01/30	1,333,120
California State GO Bonds Series 2003 (A/A2)
1,000,000	5.250	02/01/33	1,037,840
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.375	10/01/19	2,129,660
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)(a)
1,000,000	6.000	07/01/12	1,125,950
Cathedral City Improvement Bond Act of 1915 Special Assessment for Cove Improvement District 04-02 Series 2005
250,000	5.000	09/02/20	248,345
Del Mar Race Track Authority RB Series 2005 (BBB-)
200,000	5.000	08/15/25	203,656
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (AMBAC-TCRS) (AAA/AAA)
3,000,000	5.000	06/01/45	3,045,810
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (FGIC-TCRS) (AAA/Aaa)
1,000,000	5.000	06/01/45	1,015,270
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian-IBCC) (AA)
1,500,000	5.000	06/01/45	1,506,465
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
1,225,000	6.750	06/01/39	1,362,996
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
350,000	7.875	06/01/42	416,258
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
650,000	7.875	06/01/42	773,051
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (AAA/Aaa)(a)
7,800,000	5.500	06/01/13	8,519,784
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 A (AMBAC-TCRS) (A-/A3)
2,300,000	5.000	06/01/45	2,320,447
Kaweah Delta Health Care District RB Series 2004 (A3)
325,000	6.000	08/01/34	348,069
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
300,000	5.000	05/01/11	310,302
300,000	5.000	05/01/12	310,512
285,000	5.000	05/01/15	292,686
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (AA)
120,000	5.000	08/01/35	120,520
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
595,000	5.000	09/01/25	587,652
Los Angeles Unified School District GO Bonds for Election of 1997 Series 2002 E (MBIA) (AAA/Aaa)
1,000,000	5.125	01/01/27	1,044,180
Menlo Park GO Bonds Series 2002 (Aa1)
1,000,000	5.250	08/01/27	1,056,330
Metropolitan Water District Waterworks RB Refunding Series 2001 A (AA+/Aa2)
1,000,000	5.100	07/01/25	1,034,630
Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
955,000	5.250	09/02/15	975,771
Placentia California COPS Improvement Project Series 2004
1,000,000	5.450	07/01/25	999,990
Poway California Unified School District Special Tax Community Facilities District 6-4 South Series 2005
250,000	5.125	09/01/35	245,810
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
1,190,000	5.000	09/01/29	1,169,223
Sacramento Special Tax Refunding for North Natomas Community Facilities 97-01 Series 2005
565,000	5.000	09/01/25	558,022
San Diego Unified School District GO Bonds for Election 1998 Series 2002 D (FGIC) (AAA/Aaa)
1,000,000	5.250	07/01/24	1,079,310
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aaa)
55,000	5.375	08/01/21	58,825
Sierra View Local Health Care District RB Refunding Series 1998 (BBB+)
500,000	5.400	07/01/22	513,240
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
350,000	5.500	06/01/45	353,283
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Series 2002 A (BBB/Baa3)
3,000,000	5.625	06/01/43	3,063,390

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AAA/Aaa)
$310,000	5.250%	06/01/34	$326,018
University of California RB for Multiple Purpose Projects Series 2001 M (FGIC) (AAA/Aaa)
1,000,000	5.125	09/01/22	1,037,410
1,000,000	5.125	09/01/23	1,043,120

			50,807,566

Colorado – 2.3%
Adams Colorado RB VRDN Series 2006-1260 (FHA/MBIA) (AAA)(d)
455,000	8.790	02/01/31	510,692
Aurora Centretech Metropolitan District GO Bonds Series 1998 C (BNP Paribas LOC) (AA)(b)
2,000,000	4.875	12/01/08	2,036,500
Colorado Health Facilities Authority RB for Covenant Retirement Communities Inc. Series 2005 (BBB)
1,150,000	5.000	12/01/35	1,117,110
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
1,000,000	5.000	03/01/25	996,310
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A2)(a)
500,000	6.500	11/15/11	570,045
Denver City & County GO Bonds for Various Purposes Series 1999 B (AA+/Aa1)
1,000,000	5.625	08/01/07	1,023,260
E-470 Public Highway Authority RB Series 2004 B (MBIA) (AAA/Aaa)(c)
5,000,000	0.000	09/01/27	1,664,700
La Plata County School District No. 9-R Durango GO Bonds Series 2002 (MBIA) (Aaa)(a)
1,000,000	5.250	11/15/12	1,078,580
SBC Metropolitan District GO Refunding Series 2005 (ACA)(A)
500,000	5.000	12/01/29	499,980
Tower Metropolitan District GO Bonds Refunding and Improvement Series 2005 (Radian) (AA/Aa3)
140,000	5.000	12/01/35	141,161

			9,638,338

Connecticut – 1.5%
Connecticut State Development Authority PCRB Refunding for Connecticut Light & Power Co. RMKT 9/23/98 Series 1993 A (BBB-/Baa1)
2,500,000	5.850	09/01/28	2,638,175
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa3)(d)
1,335,000	8.410	12/15/13	1,729,132
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,730,000	6.000	05/01/34	1,741,383

			6,108,690

District Of Columbia – 1.5%
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
805,000	6.250	05/15/24	853,075
1,000,000	6.500	05/15/33	1,132,450
Metropolitan Washington DC Airports Authority RB Series 2005 A (AMT) (MBIA) (AAA/Aaa)
2,000,000	5.000	10/01/35	2,025,380
Metropolitan Washington DC Airports Authority RB Series 2006 A (AMT) (FSA) (AAA/Aaa)
2,000,000	5.000	10/01/35	2,027,480

			6,038,385

Florida – 6.5%
Bobcat Trail Community Development District RB Refunding for Capital Improvement Series 2005
1,250,000	5.200	05/01/29	1,224,987
Bridgewater Wesley Chapel Community Development District RB for Capital Improvement Series 2005
2,500,000	5.750	05/01/35	2,528,900
Covington Park Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-)
750,000	5.000	05/01/21	739,110
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA) (AAA/Aaa)
1,765,000	5.800	05/01/16	1,910,542
Double Branch Community Development District Special Assessment Series 2005 A
585,000	5.350	05/01/34	567,005
Florida State GO Bonds Department of Transportation Right of Way Series 1997 B (AAA/Aaa) (a)
1,000,000	5.500	07/01/07	1,030,960
High Ridge Quantum Community Development District Special Assessment for Boynton Beach Series 2005 A
1,960,000	5.750	05/01/35	1,925,190
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
300,000	5.625	03/01/24	314,574
Jacksonville Economic Development Community Health Care Facilities RB for Mayo Clinic Series 2006 (AA/Aa2)
825,000	5.000	11/15/36	841,269
Keys Cove Community Development District Special Assessment Series 2004
1,225,000	5.875	05/01/35	1,255,943
Longleaf Community Development District Special Assessment Refunding Series 2006
1,350,000	5.375	05/01/30	1,347,570
Marsh Harbour Community Development District Special Assessment Series 2005 A
965,000	5.450	05/01/36	963,938
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
1,000,000	6.000	05/01/35	1,015,560

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
North Springs Improvement District RB Refunding for Water Management Series 2005 A
$200,000	5.375%	05/01/24	$198,474
North Springs Improvement District RB Refunding for Water Management Series 2005 B
450,000	5.500	05/01/35	448,875
Orange County Florida Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
135,000	4.750	11/15/36	130,976
Palm Beach County GO Bonds Series 1999 A (AAA/Aaa)(a)
1,000,000	5.450	08/01/09	1,053,290
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,785,000	7.125	11/01/16	3,269,117
Sail Harbour Community Development District Special Assessment Series 2005 A
1,000,000	5.500	05/01/36	1,000,060
Sonoma Bay Community Development District Special Assessment Series 2005 A
650,000	5.450	05/01/36	649,285
Sumter Landing Community Development District Recreational RB Series 2005 A (MBIA) (AAA/Aaa)
250,000	4.625	10/01/30	244,443
Tampa Palms Open Space and Transportation Community Development District Revenue Special Assessment for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
250,000	4.000	05/01/13	250,605
1,400,000	4.500	05/01/18	1,428,658
Thousand Oaks Community Development District Special Assessment RB Series 2005 A1
1,000,000	5.350	05/01/35	990,210
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
1,000,000	5.600	05/01/36	1,001,710
Volusia County Educational Facility Authority RB Refunding for Embry-Riddle Aeronautical Series 2005 (Radian) (AA/Aa3)
650,000	5.000	10/15/35	658,288

			26,989,539

Georgia – 2.1%
Augusta Georgia Water & Sewer RB Series 2004 (FSA) (AAA/Aaa)
7,000,000	5.250	10/01/39	7,364,000
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
325,000	5.500	01/01/34	339,628
Georgia State GO Bonds Series 1992 B (AAA/Aaa)
1,000,000	6.000	03/01/12	1,116,750

			8,820,378

Hawaii – 0.9%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/Aaa)
3,500,000	6.625	07/01/17	3,857,175

Illinois – 5.2%
Chicago Illinois GO Bonds Series 2000 C (FGIC) (AAA/Aaa)(a)
1,365,000	5.500	07/01/10	1,470,597
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (FGIC) (AAA/Aaa)
815,000	5.500	01/01/19	868,619
Chicago Illinois Ohare International Airport RB for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.250	01/01/34	510,658
Chicago Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA)(A)
750,000	5.000	11/15/11	780,465
1,250,000	6.250	11/15/13	1,373,388
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA)(A)
2,000,000	6.500	12/01/08	2,115,700
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (BBB/Baa1)(b)
2,300,000	5.500	02/28/14	2,343,769
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa3)
2,000,000	6.250	05/01/30	2,150,900
1,500,000	6.250	05/01/34	1,530,945
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 (BBB-/Baa3)
400,000	5.125	01/01/25	396,420
Illinois Finance Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2005 A (AMT) (BBB)
400,000	5.050	08/01/29	394,048
Illinois State GO First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.375	07/01/19	3,201,180
Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.000	11/01/16	3,755,622
Lombard Public Facilities Corp. RB for Conference Center and Hotel First Tier Series 2005 A-2 (ACA)(A)
425,000	5.500	01/01/36	444,741

			21,337,052

Indiana – 0.4%
Indiana Health & Educational Facilities Finance Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
1,000,000	5.000	02/15/39	1,002,230
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	656,416

			1,658,646

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Iowa – 0.4%
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
$1,875,000	5.375%	06/01/38	$1,871,138

Kansas – 0.5%
Burlington Environmental Improvement RB for Kansas City Power & Lighting Co. Project Series 2005 (XCLA) (AAA/Aaa)
1,250,000	4.650	09/01/35	1,228,300
Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
1,000,000	5.500	11/15/25	1,039,410

			2,267,710

Kentucky – 0.9%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)
3,250,000	6.000	10/01/18	3,629,795

Louisiana – 1.5%
De Soto Parish Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	670,045
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,049,490
500,000	5.250	09/01/16	522,840
New Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)
1,340,000	5.950	11/01/15	1,375,979
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
1,285,000	5.500	05/15/30	1,333,419
1,220,000	5.875	05/15/39	1,277,987

			6,229,760

Maine – 0.5%
Maine Municipal Bond Bank RB Series 2005 E (AAA/Aa1)
2,165,000	5.000	11/01/34	2,234,367

Maryland – 2.7%
Anne Arundel County Special Obligation RB for Aundel Mills Project Series 2004 (AA+/Aa1)
1,500,000	5.125	07/01/29	1,574,850
Baltimore RB for Wastewater Projects Series 2005 B (MBIA) (AAA/Aaa)
3,260,000	5.000	07/01/35	3,376,121
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
500,000	5.600	07/01/20	537,640
1,000,000	5.700	07/01/29	1,075,470
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES) (AA)(d)
575,000	7.897	05/01/14	724,569
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art (Baa1)
1,000,000	5.000	06/01/35	1,003,100
1,000,000	5.000	06/01/40	1,001,530
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB+/Baa1)
500,000	5.375	08/15/24	521,155
750,000	5.500	08/15/33	775,118
Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.500	06/01/32	516,040

			11,105,593

Massachusetts – 3.3%
Massachusetts Bay Transportation Authority (AAA/Aa1)(a)
1,000,000	5.000	07/01/14	1,067,560
Massachusetts State GO Bonds for Consolidated Loan Series 2000 A (AAA/Aa2)(a)
2,000,000	6.000	02/01/10	2,169,460
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/Aaa)
3,000,000	4.500	11/01/15	3,013,830
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
575,000	5.500	07/01/40	588,236
Massachusetts State Health and Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
2,275,000	5.000	08/15/35	2,257,528
Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.250	07/01/12	3,899,325
Massachusetts State Health and Educational Facilities Authority RB for UMass Memorial Issue Series 2005 D (BBB/Baa2)
300,000	5.000	07/01/33	296,028
Massachusetts State School Building Authority Sales Tax RB Series 2005 A (FSA) (AAA/Aaa)
500,000	5.000	08/15/30	518,000

			13,809,967

Michigan – 0.8%
Michigan State Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)(a)
2,000,000	6.125	11/15/09	2,170,560
Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA)(A)
1,000,000	5.375	06/01/17	1,040,810

			3,211,370

Minnesota – 0.7%
Minnesota State Municipal Power Agency RB Series 2005 (A3)
3,000,000	5.000	10/01/35	3,042,600

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Mississippi – 0.2%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
$685,000	5.875%	04/01/22	$690,391

Missouri – 2.0%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA)(A)
1,800,000	6.250	12/01/21	1,928,952
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
270,000	4.750	06/01/25	259,824
1,325,000	5.000	06/01/35	1,312,903
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
515,000	4.000	01/02/12	503,757
Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.500	12/01/15	1,068,850
Truman State University Housing System RB Series 2004 (AMBAC) (Aaa)
3,000,000	5.000	06/01/30	3,089,940

			8,164,226

Montana(b) – 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998-A RMKT 5/1/03 (BBB+/Baa1)
1,000,000	5.200	05/01/09	1,025,340

Nevada – 2.2%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)(b)
765,000	5.450	03/01/13	790,008
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)(a)
2,500,000	6.000	07/01/09	2,694,500
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.625	01/01/32	2,679,300
North Las Vegas Local Improvement Special Assessment Refunding for Special Improvement District No. 60 Series 2006 B
1,115,000	5.100	12/01/22	1,115,000
Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)(a)
1,585,000	6.375	01/01/10	1,728,839

			9,007,647

New Hampshire – 0.7%
New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002(A)
500,000	6.000	07/01/22	535,275
New Hampshire Municipal Bond Bank RB Series 2003 (MBIA) (AAA/Aaa)
1,000,000	5.250	08/15/19	1,076,280
New Hampshire State Business Finance Authority RB for Waste Management Inc. Project Series 2002 (AMT) (BBB)(b)
1,250,000	5.200	05/01/27	1,248,412

			2,859,967

New Jersey – 4.3%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian) (AA)
1,085,000	5.500	06/15/16	1,157,793
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (Baa3)
600,000	5.000	07/01/24	596,334
175,000	5.500	07/01/30	180,010
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
500,000	6.500	07/01/21	543,130
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa3)
1,000,000	5.500	08/01/11	1,080,080
New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(a)
3,000,000	5.500	06/15/13	3,287,850
New Jersey Tobacco Settlement Financing Corp. RB for Public Improvement Series 2002 (BBB/Baa3)
2,775,000	5.750	06/01/32	2,879,340
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
2,370,000	6.000	06/01/37	2,475,939
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
300,000	6.750	06/01/39	334,365
University of Medicine & Dentistry of New Jersey COPS Series 2004 (MBIA) (AAA/Aaa)
5,000,000	5.000	06/15/36	5,133,950

			17,668,791

New Mexico – 0.9%
Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB/Baa2)
3,530,000	6.375	04/01/22	3,693,086

New York – 4.8%
Metropolitan Transportation Authority RB Refunding for Transportation Series 2002 F (MBIA) (AAA/Aaa)
1,000,000	5.250	11/15/27	1,060,610
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)(d)
1,000,000	6.976	11/15/15	1,174,540

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New York – (continued)
New York City GO Bonds Unrefunded Balance Series 1997 C (MBIA-IBC) (AAA/Aaa)
$745,000	5.375%	11/15/17	$770,807
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
1,250,000	6.000	11/01/20	1,239,700
New York City Transitional Finance Authority RB for Future Tax Secured Series 2002 C (FGIC) (AAA/Aaa)
1,000,000	5.250	08/01/14	1,066,700
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AAA)(d)
1,000,000	6.976	11/01/26	1,153,820
New York State Dormitory Authority RB for Montefiore Hospital Series 2004 (FGIC/FHA) (AAA/Aaa)
2,500,000	5.000	08/01/29	2,583,900
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.500	11/01/14	1,649,355
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	186,532
New York State GO Bonds Refunding Series 1998 F (AA/Aa3)
100,000	5.250	09/15/13	104,278
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A1)
2,600,000	5.500	06/01/19	2,791,828
Tobacco Settlement Financing Corp. RB Series 2003 C-1 (AA-/A1)
5,000,000	5.500	06/01/19	5,368,900
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)(a)
675,000	5.250	07/01/09	709,945

			19,860,915

North Carolina – 2.5%
Charlotte North Carolina Water & Sewer System RB Series 2001 (AAA/Aa1)
1,000,000	5.125	06/01/26	1,040,420
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AA+/Aa1)
2,000,000	5.125	07/01/42	2,059,880
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
500,000	5.375	01/01/16	524,910
850,000	5.375	01/01/17	889,856
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
600,000	5.125	01/01/23	611,994
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.500	11/01/25	3,164,190
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
450,000	5.500	01/01/13	479,084
Winston-Salem North Carolina Water & Sewer Systems RB Refunding Series 2001 (AAA/Aa2)(a)
1,500,000	5.250	06/01/11	1,616,970

			10,387,304

Ohio – 0.8%
Ohio Housing Finance Agency Mortgage RB for Residential Mortgaged Backed Securities Series 2006 E (AMT) (FNMA/GNMA) (Aaa)
1,500,000	5.000	09/01/36	1,500,240
Pickerington Local School District GO Bonds for School Facilities Construction & Improvement Series 2001 (FGIC) (AAA/Aaa)(a)
500,000	5.250	12/01/11	536,635
Summit County Port Authority Program Development RB for Twinsburg Township Project Series 2005 D
655,000	5.125	05/15/25	661,629
Toledo-Lucas County of Ohio Port Authority Development RB for Northwest Ohio Bond FD-Truckload Series 2005 C (AMT)
435,000	5.125	11/15/25	431,546

			3,130,050

Oklahoma – 0.1%
Norman Oklahoma Regional Hospital Authority RB Series 2005 (BBB-)
250,000	5.375	09/01/36	252,260

Oregon – 0.5%
Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002 (BBB)
2,000,000	6.125	09/01/22	2,138,600

Pennsylvania – 0.9%
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)
150,000	5.375	11/15/34	155,766
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
2,000,000	6.250	11/01/31	2,116,740
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Program Series 1999 (FGIC) (AAA/Aaa)
1,000,000	5.250	06/15/15	1,040,410
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
160,000	5.000	05/01/24	167,067
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)
225,000	5.375	11/15/34	235,089

			3,715,072

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Puerto Rico – 1.0%
Puerto Rico Commonwealth Highway and Transportation Authority RB Series 1996 Y (XLCA) (AAA/Aaa)
$2,500,000	5.000%	07/01/36	$2,582,350
Puerto Rico Commonwealth Infrastructure Financing Authority RB Series 2005 B (BBB/Baa2)
1,000,000	5.000	07/01/41	999,930
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
425,000	5.000	03/01/36	422,361

			4,004,641

South Carolina – 2.8%
Grand Strand Water & Sewer Authority South Carolina Waterworks & Sewer Systems RB Series 2001 (FSA) (AAA/Aaa)
5,000,000	5.000	06/01/31	5,126,150
Greenville County School District Installment Purchase RB Prerefunded for Building Equity Series 2002 (AA-/Aa3)(a)
550,000	6.000	12/01/12	620,009
Greenville County School District Installment Purchase RB Unrefunded Balance for Building Equity Series 2002 (AA-/Aa3)(a)
450,000	6.000	12/01/12	508,676
Lancaster County School District GO Bonds Series 1999 (FSA) (AAA/Aaa)
1,000,000	5.100	03/01/15	1,045,770
Medical University Hospital Authority RB for Hospital Facilities Series 2004 A (MBIA/FHA) (AAA/Aaa)
4,000,000	5.000	08/15/31	4,089,520

			11,390,125

Tennessee – 2.8%
Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
2,000,000	6.250	07/01/15	2,295,880
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2004 B (FGIC) (AAA/Aaa)
1,260,000	5.000	04/01/34	1,291,752
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa2)
775,000	5.500	07/01/36	803,024
Johnson City Health and Educational Facilities Board Hospital for Mountain States Health RB First Mortgage Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.250	07/01/16	3,469,260
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (Baa1)
560,000	6.000	10/01/09	576,822
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA) (b)(d)
810,000	7.989	10/01/08	883,645
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(d)
120,000	7.989	09/01/08	130,541
Tennessee Housing Development Agency RB for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.850	07/01/11	2,242,315

			11,693,239

Texas – 6.0%
Alliance Airport Authority Special Facilities RB for Fedex Corp. Project Series 2006 (AMT) (BBB/Baa2)
850,000	4.850	04/01/21	841,959
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 A (AMT) (BBB-/Baa2)
700,000	7.700	04/01/33	813,372
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB-/Baa2)
1,200,000	7.700	03/01/32	1,395,120
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB-/Baa2) (b)
1,045,000	5.750	11/01/11	1,108,484
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba1)
1,250,000	5.375	04/01/19	1,266,462
Fort Bend County Municipal Utilities District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
2,015,000	5.750	09/01/27	2,186,839
Frisco Independent School District GO Bonds Series 2002 (PSF-GTD) (Aaa)
1,000,000	5.125	08/15/30	1,034,920
Grand Prairie Independent School District GO Bonds Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.375	02/15/18	1,066,840
Gregg County Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA)
3,000,000	6.375	10/01/25	3,282,540
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
1,000,000	6.650	04/01/32	1,083,170
Harris County Hospital District RB (MBIA) (AAA/Aaa)
2,050,000	6.000	02/15/16	2,217,321
Hidalgo County Health Services RB for Mission Hospital Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	697,928
Mesquite Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.500	08/15/21	1,248,415
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities (BBB-)
150,000	5.500	02/15/25	153,840
250,000	5.625	02/15/35	257,848

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Texas – (continued)
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
$1,300,000	6.625%	01/01/11	$1,328,691
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
650,000	5.000	07/01/20	645,723
750,000	5.000	07/01/23	739,567
University of Texas RB for Fing System Series 2003 B (AAA/Aaa)
1,000,000	5.250	08/15/20	1,054,960
Waxahachie Independent School District GO Bonds Capital Appreciating Prerefunding Series 2000 (PSF-GTD) (Aaa)(a)(c)
1,775,000	0.000	08/15/10	1,248,109
Waxahachie Independent School District GO Bonds Capital Appreciating Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)(c)
80,000	0.000	08/15/13	58,642
Williamson County GO Bonds for Road Series 2002 (FSA) (AAA/Aaa)
1,040,000	5.250	02/15/27	1,090,045

			24,820,795

U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
500,000	5.000	10/01/14	524,105
500,000	5.250	10/01/16	523,145

			1,047,250

Utah – 0.5%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
2,000,000	5.700	11/01/26	2,090,280

Virginia – 0.9%
Bristol Virginia Utilities System RB Refunding Series 2003 (MBIA) (AAA/Aaa)
1,850,000	5.250	07/15/26	1,953,026
Chesapeake IDA PCRB for Virginia Electric & Power Project Series 1985 (BBB/Baa1)
750,000	5.250	02/01/08	756,570
Virginia Commonwealth Transportation Board RB for Northern Virginia Transportation District Program Series 1999 A (AA+/Aa1)(a)
1,000,000	5.500	05/15/09	1,061,020

			3,770,616

Washington – 5.4%
Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
2,500,000	6.350	07/01/28	2,608,625
King County Sewer RB Series 1999-2 (FGIC) (AAA/Aaa)(a)
3,965,000	6.250	01/01/09	4,257,855
Skagit County Public Hospital District No. 002 GO Refunding Bonds for Improvement Series 2005 (MBIA) (Aaa)
3,700,000	5.000	12/01/30	3,796,163
Tacoma Washington GO Bonds Series 2004 (MBIA) (AAA/Aaa)
4,000,000	5.000	12/01/30	4,123,640
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA)(A)
3,025,000	6.000	01/01/34	3,247,156
Washington Health Care Facilities Authority RB for Overlake Hospital Medical Center Series 2005 A (Assured Guaranty) (AAA/Aa1)
475,000	5.000	07/01/15	500,669
Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA/FHLMC/GNMA) (Aaa)
220,000	5.700	06/01/16	223,984
Washington Public Power Supply System RB for Nuclear Project No. 2 Series 1996 A (AMBAC) (AAA/Aaa)(a)
2,500,000	5.700	07/01/06	2,558,250
Washington State GO Bonds Series 2000 B (AA/Aa1)(a)
1,000,000	6.000	01/01/10	1,076,240

			22,392,582

West Virginia – 0.9%
Monongalia County Building Community Hospital RB for Monongalia General Hospital Series 2005 A (A-)
1,380,000	5.250	07/01/25	1,407,048
1,190,000	5.250	07/01/35	1,197,652
West Virginia State GO Bonds for State Road Series 2000 (FGIC) (AAA/Aaa)(a)
1,000,000	5.625	06/01/10	1,078,850

			3,683,550

Wisconsin – 1.7%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
1,000,000	6.375	06/01/32	1,070,540
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)(a)
5,380,000	6.250	05/01/10	5,874,637

			6,945,177

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $380,276,839)			$395,546,482

Other Municipals – 1.6%

GMAC Municipal Mortgage Trust Series A (A3)(b)(e)
$525,000	4.150%	10/31/09	$519,283
GMAC Municipal Mortgage Trust Series A-1 (A3)(b)(e)
375,000	4.900	10/31/14	377,329
GMAC Municipal Mortgage Trust Series A-2 (A3)(b)(e)
1,350,000	5.300	10/31/19	1,382,737
GMAC Municipal Mortgage Trust Series B (Baa1)(b)(e)
1,350,000	5.600	10/31/19	1,383,439

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals – (continued)

Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-3(b)(e)
$2,000,000	5.500%	09/30/15	$1,995,540
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
1,000,000	4.050	05/04/10	987,660

TOTAL OTHER MUNICIPALS
(Cost $6,601,789)			$6,645,988

Short-Term Investments – 2.9%

California(f) – 2.7%
California Housing Finance Agency RB VRDN for Home Mortgage Series 2005 H (AMT) (Dexia Credit Local SPA) (A-1+/VMIG1)
$4,350,000	3.420%	05/01/2006	$4,350,000
Southern California Home Financing Authority Single Family RB VRDN Series 2006 A (AMT) (Dexia Credit Local SPA) (A-1+/VMIG1)
6,700,000	3.440	05/05/2006	6,700,000

			11,050,000

Puerto Rico – 0.2%
Puerto Rico Government Development Bank (A-2)
1,000,000	4.200	05/02/2006	1,000,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,050,000)			$12,050,000

TOTAL INVESTMENTS – 100.2%
(Cost $398,928,628)			$414,242,470
Liabilities in Excess of other assets – (0.2)%			(622,978)

Net Assets – 100.0%			$413,619,492

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Inverse variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

(e)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to 5,658,328, which represents approximately 1.4% of net assets as of April 30, 2006.

(f)	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2006.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
AMT	—	Alternative Minimum Tax
BMA	—	Bond Market Association
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co. - Transferable Custodial Receipts
FHA	—	Insured by Federal Housing Administration
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RMKT	—	Remarketed
RITES	—	Residual Interest Tax Exempt Securities
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

ADDITIONAL INVESTMENT INFORMATION
SWAP CONTRACTS — At April 30, 2006, Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type(a)	Counterparty	(000s)	Date	the Fund	the Fund	Gain

Interest Rate	JP Morgan	$12,000	06/02/2016	3.85	BMA Municipal Swap Index	$208,426
Interest Rate	Salomon Smith Barney Inc.	7,000	06/02/2016	3.88	BMA Municipal Swap Index	101,377

TOTAL						$309,803

(a)	Represents forward starting interest rate swaps whose effective date of commencement of accruals and cash flows are June 2, 2006.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 97.3%

Alabama – 1.3%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
$3,405,000	5.375%	12/01/16	$3,438,812
4,425,000	5.500	12/01/21	4,459,692
5,775,000	5.625	12/01/26	5,831,884
12,100,000	5.750	12/01/36	12,242,417
Butler Industrial Development Board Solid Waste Disposal RB for Georgia Pacific Corp. Project Series 2004 (AMT)(B)
5,000,000	5.750	09/01/28	4,894,600
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
5,000,000	5.000	06/01/25	4,862,000
Courtland Industrial Development Board Solid Waste Disposal RB Refunding for International Paper Co. Projects Series 2005 A (AMT) (BBB/Baa3)
9,400,000	5.200	06/01/25	9,473,978
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
3,805,000	5.000	11/15/17	3,903,321
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
2,375,000	5.000	11/15/13	2,459,336
1,600,000	5.000	11/15/15	1,653,920
2,200,000	5.000	11/15/16	2,265,384
950,000	5.000	11/15/21	963,652
Health Care Authority RB Refunding for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
1,600,000	5.000	11/15/09	1,644,240
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A
6,900,000	5.375	08/01/15	6,849,906
7,600,000	6.000	08/01/25	7,775,256
5,000,000	6.000	08/01/35	5,085,700

			77,804,098

Alaska – 0.2%
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
9,160,000	5.500	06/01/29	9,273,493
Northern Tobacco Securitization Corporate Settlement RB for Asset Backed Bonds Series 2000 (BBB/Baa3)
4,570,000	6.200	06/01/22	4,741,923

			14,015,416

Arizona – 1.0%
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 A (B+/Ba1)
5,000,000	5.850	03/01/28	5,018,800
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 B (B+/Ba1)
5,000,000	5.875	03/01/33	5,018,700
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
1,500,000	5.350	10/01/22	1,496,670
Coconino County PCRB for Nevada Power Co. Series 1997 B (AMT) (B-)
2,500,000	5.800	11/01/32	2,477,000
Maricopa County PCRB for Public Service Palo Verde Series 2003 A (BBB/Baa2)(a)
4,000,000	4.000	07/01/09	3,961,200
Red Hawk Canyon Community Facilities District No. 1 Special Assessment Series 2005
1,530,000	5.200	06/01/09	1,531,805
University Medical Center Corp. RB for Hospital Revenue Series 2005 (BBB+/Baa1)
9,675,000	5.000	07/01/35	9,586,377
University Medical Center Corp. RB Series 2004 (BBB+/Baa1)
2,150,000	5.000	07/01/24	2,174,273
Yavapai County IDA Hospital Facilities RB for Regional Medical Center 2003 A (Aa3)
1,250,000	6.000	08/01/33	1,318,863
Yavapai County IDA Solid Waste Disposal RB for Waste Management Inc. Project Series 2002 (AMT) (BBB)(a)
24,800,000	4.000	06/01/10	24,551,008

			57,134,696

Arkansas – 0.4%
Little River County RB for Georgia Pacific Corp. Project Series 1998 (AMT) (B2)
3,010,000	5.600	10/01/26	2,959,131
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 A (BBB/Baa2)
1,850,000	5.000	02/01/35	1,803,047
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
1,850,000	4.250	02/01/15	1,778,775
1,000,000	4.500	02/01/20	956,390
8,325,000	5.000	02/01/25	8,365,376
6,850,000	5.000	02/01/30	6,765,060

			22,627,779

California – 13.9%
Abag Finance Authority for Non-Profit Corps. Community Facilities District Special Tax No. 2004-2 Windemere Ranch Series 2004
3,855,000	6.000	09/01/27	4,014,289
4,900,000	6.000	09/01/34	5,092,423
Abag Finance Authority RB for Non-Profit Corps. Sansum-Santa Barbara Series 2002 A (A)
2,000,000	5.500	04/01/21	2,076,420
Abag Finance Authority RB for Non-Profit Corps. Sansum-Santa Barbara Series 2002 A (CA Mortgage Insurers) (A)
2,750,000	5.600	04/01/26	2,850,485
Brentwood California Infrastructure Refunding Authority RB CIFP Series 2004-1
1,350,000	5.750	09/02/24	1,392,093
2,200,000	5.800	09/02/28	2,268,222
2,500,000	5.875	09/02/34	2,578,125

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Brentwood Infrastructure Financing Authority Special Assessment Series 2005 B
$235,000	5.000%		09/02/25	$231,529
535,000	5.150		09/02/32	529,811
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 A (BBB)(b)
40,725,000	0.000		06/01/46	3,552,034
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 B (BBB-)(b)
6,550,000	0.000		06/01/46	549,545
California County Tobacco Securitization Agency RB for Alameda County Asset Backed Bonds Series 2002 (Baa3)
555,000	5.750		06/01/29	577,045
California County Tobacco Securitization Agency RB for Kern County Asset Backed Bonds Series 2002 B (BBB)
195,000	6.000		06/01/29	205,277
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 C (BB)(b)
42,250,000	0.000		06/01/55	1,602,120
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 D(b)
52,000,000	0.000		06/01/55	1,318,200
California Department Water Resources Power Supply RB for Drivers Series 2002 310 (AMBAC) (RITES) (AAA)(c)
5,000,000	6.867		05/01/14	5,882,500
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
1,445,000	5.750		12/01/30	1,483,206
California Educational Facilities Authority RB for Golden Gate University Series 2005 (Baa3)
2,000,000	5.000		10/01/36	1,963,100
California Financing Authority PCRB for Drivers Series 2004 475 (AMT) (FGIC) (Aaa)(a)(c)
7,500,000	1.615		06/01/06	7,420,800
California State Department Water Resources Power Supply RB Series 2003 PA 1152 R (FSA) (RITES) (AAA)(c)
18,250,000	6.466		05/01/09	20,671,045
California State Economic Recovery GO Bonds for Rols RR II Series 2004 R 281 (RITES) (AA-) (a)(c)
6,250,000	8.128		07/01/23	6,902,250
California State Economic Recovery GO Bonds Residuals Series 2004 933 (RITES) (Aa3)(c)
6,250,000	8.910		07/01/14	8,225,750
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(c)
625,000	7.672	(a)	07/01/07	690,225
4,060,000	8.672		01/01/12	5,343,447
California State GO Bonds Refunding Series 2001 (XLCA-ICR) (AAA/Aaa)
3,250,000	5.500		03/01/11	3,494,400
California State GO Bonds Series 2003 (A/A2)
1,000,000	5.250		02/01/15	1,063,650
California State GO for Various Purposes Series 2006 (A/A2)
18,000,000	5.000		03/01/28	18,462,780
California State GO for Various Purposes Series 2006 (AMBAC) (AAA/Aaa)
7,370,000	4.500		03/01/35	7,050,658
California Statewide Communities Development Authority RB for Golden Gate Park Series 2005 (First Republic Bank LOC)
26,500,000	6.000		12/01/11	26,934,070
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.625		10/01/33	3,056,430
California Statewide Financing Authority Tobacco Settlement RB Asset Backed Pooled Tobacco Security Series 2002 A (Baa3)
3,000,000	6.000		05/01/37	3,132,630
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation Turbo Pooled Program Series 2006 A (BBB)(b)
100,000,000	0.000		06/01/46	8,488,000
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation Turbo Pooled Program Series 2006 B (BBB-)(b)
35,000,000	0.000		06/01/46	2,835,350
California University Fresno Association Inc. RB for AUX Organization Event Center Series 2002 (Ba1)(d)
940,000	6.750		07/01/12	1,056,776
Carlsbad Improvement Bond Act of 1915 Special Assessment for District No. 2003-01 Series 2004
3,315,000	6.000		09/02/34	3,381,598
Cathedral City Improvement Bond Act of 1915 Special Assessment for Cove Improvement District 04-02 Series 2005
1,090,000	5.000		09/02/30	1,070,609
1,340,000	5.050		09/02/35	1,320,382
Chino Community Facilities District Special Tax No. 03-3 Improvement Area 1 Series 2004
655,000	5.500		09/01/22	677,205
565,000	5.550		09/01/23	583,724
365,000	5.600		09/01/24	377,067
1,300,000	5.700		09/01/29	1,345,552
1,420,000	5.750		09/01/34	1,467,613
Chula Vista Community Facilities District RB No. 99-1-Otay Series 2000(d)
1,185,000	7.625		09/01/09	1,350,663
Chula Vista Community Facilities District Special Tax No. 07-I-Otay Ranch Village Eleven Series 2004
1,700,000	5.700		09/01/24	1,760,622
2,300,000	5.800		09/01/28	2,387,952
3,150,000	5.875		09/01/34	3,264,691
Del Mar Race Track Authority RB Series 2005 (BBB-)
2,300,000	5.000		08/15/25	2,342,044
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa)(d)
3,810,000	5.625		06/01/13	4,190,695

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (AMBAC-TCRS) (AAA/Aaa)
$157,435,000	5.000%	06/01/45	$159,839,032
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (FGIC-TCRS) (AAA/Aaa)
14,500,000	5.000	06/01/45	14,721,415
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian-IBCC) (AA)
32,000,000	5.000	06/01/45	32,137,920
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
20,485,000	6.750	06/01/39	22,792,635
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-2 (BBB/Baa3)
6,000,000	7.900	06/01/42	7,144,800
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
2,650,000	7.875	06/01/42	3,151,671
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-4 (BBB/Baa3)
3,000,000	7.800	06/01/42	3,554,520
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
8,330,000	7.875	06/01/42	9,906,952
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (AAA/Aaa)(d)
44,670,000	5.500	06/01/13	48,792,148
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 A (AMBAC-TCRS) (A-/A3)
98,595,000	5.000	06/01/45	99,471,510
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.875	07/01/20	2,406,587
HI Desert California Memorial Health Care District RB Refunding Series 1998
2,250,000	5.500	10/01/15	2,252,903
2,000,000	5.500	10/01/19	2,009,520
Kaweah Delta Health Care District RB Series 2004 (A3)
3,675,000	6.000	08/01/34	3,935,851
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,000,000	4.500	05/01/09	1,010,320
2,700,000	5.000	05/01/11	2,792,718
2,715,000	5.000	05/01/12	2,810,134
2,345,000	5.000	05/01/15	2,408,245
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (AA)
1,495,000	5.000	08/01/35	1,501,473
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
1,900,000	7.000	09/02/30	2,048,580
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
1,435,000	5.050	09/01/30	1,417,421
690,000	5.050	09/01/35	677,842
Lakewood Ranch Community Development District No. 6 Capital Improvements RB Special Assessment Series 2005 A
8,495,000	5.700	05/01/36	8,497,379
Lakewood Ranch Community Development District No. 6 RB for Capital Improvement Series 2004 A
5,860,000	6.125	05/01/34	6,022,849
Lincoln Special Tax for Community Facilities District No. 2003-1 Series 2004
3,800,000	5.950	09/01/28	4,015,992
3,300,000	6.000	09/01/34	3,484,635
Long Beach Special Tax for Community Facilities District #6 Pike Series 2002
5,000,000	6.300	10/01/32	5,206,350
Los Angeles Community College District GO Bonds Series 2001 II-R-71-A (MBIA) (RITES) (Aaa) (c)
1,665,000	8.615	02/01/09	2,094,670
Los Angeles Community College District GO Bonds Series 2001 II-R-71-B (MBIA) (RITES) (Aaa) (c)
1,670,000	8.629	02/01/09	2,100,960
Los Angeles Community Facilities District Special Tax Escrow 4 Playa Vista Phase 1 Series 2003 (AMBAC) (AAA/Aaa)
12,440,000	4.750	09/01/31	12,276,787
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease Continental Airlines Series 1994 (AMT)(B)
960,000	9.250	08/01/24	964,531
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B-/Caa2)
1,580,000	6.125	12/01/07	1,590,159
7,140,000	7.000	12/01/12	7,331,852
50,280,000	7.500	12/01/24	53,746,806
Merced Community Facilities District No. 2003-1 Special Tax Series 2005
1,000,000	5.000	09/01/30	992,550
1,000,000	5.100	09/01/35	992,900
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
1,660,000	5.200	09/01/35	1,655,717
Oakley Public Finance Authority RB Series 2004
1,430,000	5.875	09/02/24	1,475,403
2,000,000	6.000	09/02/28	2,075,620
2,515,000	6.000	09/02/34	2,601,340
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)(d)
1,500,000	5.750	09/01/25	1,550,145
Orange County Community Facilities District Special Tax for No. 1 Ladera Ranch Series 2000 A(d)
1,000,000	6.200	08/15/08	1,055,310

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
$650,000	5.250%	09/02/16	$664,008
655,000	5.250	09/02/17	669,004
Poway California Unified School District Special Tax Community Facilities District 6-4 South Series 2005
3,050,000	5.125	09/01/35	2,998,882
Roseville Community Facilities District Special Tax No. 1-Westpark Series 2005
3,500,000	5.200	09/01/36	3,475,115
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
450,000	5.000	09/01/23	447,296
1,160,000	5.000	09/01/24	1,148,771
1,000,000	5.000	09/01/29	982,540
3,040,000	5.100	09/01/35	3,000,237
Sierra View Local Health Care District RB Refunding Series 1998 (BBB+)
7,525,000	5.400	07/01/22	7,724,262
Soledad Improvement Bond Act 1915 for Special Assessment District No. 1 The Vineyards Series 2000
1,985,000	7.250	09/02/30	2,037,603
Temecula Valley Unified School District Community Facilities District Special Tax No. 02-2 Series 2005
1,030,000	5.000	09/01/25	997,534
3,395,000	5.125	09/01/35	3,254,413
Tobacco Securitization Authority of Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
4,650,000	5.500	06/01/45	4,693,617
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
16,000,000	5.250	06/01/27	16,260,320
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Series 2002 A (BBB/Baa3)
8,895,000	5.625	06/01/43	9,082,951
Upland Community Facilities District Special Tax for 2003-2 San Antonio Improvement Series 2004 1-A
4,000,000	6.000	09/01/34	4,113,800
Valley Health System Hospital RB Refunding & Improvement Project Series 1996 A (B+)
2,410,000	6.500	05/15/15	2,418,483
5,770,000	6.500	05/15/25	5,674,333
Valley Health Systems COPS Refunding Project Series 1993 (B+)
21,005,000	6.875	05/15/23	21,138,802
Yuba County Community Facilities District Special Tax 2004-1 Edgewater Series 2005
1,575,000	5.000	09/01/23	1,538,775
2,635,000	5.125	09/01/35	2,559,982

			829,911,982

Colorado – 0.9%
Adams Colorado RB VRDN Series 2006-1260 (FHA/MBIA) (AAA)(c)
6,605,000	8.790	02/01/31	7,413,452
Colorado Health Facilities Authority RB for Covenant Retirement Communities Inc. Series 2005 (BBB)
13,850,000	5.000	12/01/35	13,453,890
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
10,000,000	5.000	03/01/25	9,963,100
Eagle Bend Metropolitan GO Bonds District No. 2 Series 2004 (Radian) (AA/Aa3)
1,000,000	5.000	12/01/20	1,018,110
McKay Landing Metropolitan GO Bonds District No. 2 Series 2000
1,500,000	7.500	12/01/19	1,602,330
McKay Landing Metropolitan GO Bonds District No. 2 Subseries 2004 A
2,000,000	7.500	12/01/34	2,059,400
Saddle Rock South Metropolitan GO Bonds Mill Levy Obligation Series 2000
3,000,000	7.200	12/01/19	3,178,050
Tablerock Metropolitan District Colorado GO Bonds
2,750,000	7.000	12/01/33	2,834,123
Vista Ridge Metropolitan District GO Bonds Series 2001
9,575,000	7.500	12/01/31	10,086,879

			51,609,334

Connecticut – 0.2%
Bridgeport Senior Living Facilities RB for 3030 Park Retirement Community Project Series 2005
7,000,000	7.250	04/01/35	5,910,660
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa3)(c)
3,485,000	8.410	12/15/13	4,513,876
Connecticut State Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Ba1)
695,000	5.875	07/01/22	674,484
University of Connecticut GO Bonds Series 2004 PA 1255 (MBIA) (RITES) (AAA)(c)
2,660,000	7.945	01/15/11	3,330,746

			14,429,766

Delaware – 0.2%
Bridgeville Special Obligation RB for Heritage Shores Special Development District Series 2005 A
6,847,000	5.450	07/01/35	6,789,759
Bridgeville Special Obligation RB for Heritage Shores Special Development District Series 2005 B
500,000	5.125	07/01/35	500,280
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2004 A (BBB+/Baa1)
1,250,000	5.500	06/01/24	1,302,025

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Delaware – (continued)
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
$1,000,000	5.000%	06/01/24	$1,010,140
1,000,000	5.000	06/01/30	988,920

			10,591,124

District Of Columbia – 0.2%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (GNMA/FNMA) (AMT) (AAA)
340,000	6.350	06/01/28	340,275
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
1,610,000	6.250	05/15/24	1,706,149
6,000,000	6.500	05/15/33	6,794,700
Washington D.C. Metropolitan Area Transportation Authority Gross Revenue RB for Rols RR II Series 2003 R 245 (MBIA) (RITES) (AAA)(c)
2,785,000	8.101	01/01/10	3,303,233

			12,144,357

Florida – 35.8%
Aberdeen Community Development District Special Assessment Series 2005
13,000,000	5.500	05/01/36	13,017,420
Amelia National Community Development District RB for Capital Improvement Series 2004 A
4,860,000	6.300	05/01/35	5,089,149
Amelia National Community Development District RB for Capital Improvement Series 2006 A
2,000,000	5.375	05/01/37	1,997,120
Anthem Park Community Development District RB for Capital Improvement Series 2004
2,800,000	5.800	05/01/36	2,853,732
Arborwood Community Development District Capital Improvement RB for Centex Homes Project Series 2006 A-1
42,000,000	5.500	05/01/36	41,711,460
Arborwood Community Development District Capital Improvement RB for Centex Homes Project Series 2006 A-2
28,800,000	5.250	05/01/36	28,620,000
Arborwood Community Development District RB for Centex Homes Projects Series 2005
61,000,000	5.000	05/01/06	61,000,000
Arborwood Community Development District RB for School Site Acquisition Project Series 2005
6,115,000	5.500	05/01/14	6,181,715
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A
26,375,000	5.350	05/01/36	26,133,405
Arlington Ridge Community Development District Special Assessment Series 2006 A
10,500,000	5.500	05/01/36	10,397,415
Avelar Creek Community Development District Special Assessment for Capital Improvement Revenue Series 2006
2,500,000	5.375	05/01/36	2,492,250
Ballantrae Community Development District RB for Capital Improvement Series 2004
4,925,000	6.000	05/01/35	5,064,427
Bartam Park Community Development District Special Assessment Series 2005
5,000,000	5.300	05/01/35	4,943,600
Bay Laurel Center Community Development District Special Assessment Indigo Series 2006
1,770,000	5.450	05/01/37	1,769,628
Baywinds Community Development District Special Assessment Series 2006 A
1,000,000	5.250	05/01/37	996,430
Baywinds Community Development District Special Assessment Series 2006 B
1,500,000	4.900	05/01/12	1,502,655
Beacon Tradeport Community Development District RB Special Assessment Project Series 2002 A (Radian) (AA)
1,965,000	5.250	05/01/16	2,080,621
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 A
7,000,000	6.000	05/01/33	7,151,900
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 B
6,220,000	5.800	05/01/34	6,283,693
Bluewaters Community Development District Special Assessment Series 2004
3,000,000	6.000	05/01/35	3,104,250
Bobcat Trail Community Development District RB Refunding for Capital Improvement Series 2005
2,500,000	5.200	05/01/29	2,449,975
Bonita Springs Vasari Community Development District RB for Capital Improvement Series 2001 A
7,755,000	6.950	05/01/32	8,286,993
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
1,000,000	7.125	05/01/12	1,086,380
10,000,000	7.375	05/01/34	10,823,300
2,000,000	7.500	05/01/34	2,177,160
Brandy Creek Community Development District Special Assessment Series 2003 A
3,470,000	6.350	05/01/34	3,622,645
Brandy Creek Community Development District Special Assessment Series 2003 B
570,000	5.400	05/01/09	570,308
Bridgewater Community Development District Special Assessment Series 2004 A
13,485,000	6.000	05/01/35	13,775,467
Bridgewater Wesley Chapel Community Development District RB for Capital Improvement Series 2005
3,595,000	5.750	05/01/35	3,636,558
Briger Community Development District Special Assessment RB Series 2002 A
2,930,000	6.750	05/01/33	3,080,836

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Brighton Lakes Community Development District Special Assessment Series 2004 A
$1,500,000	6.125%	05/01/35	$1,562,070
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2000 A
5,900,000	7.000	05/01/31	6,178,185
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2003 A
1,610,000	6.125	05/01/34	1,621,962
Capital Region Community Development District RB for Capital Improvement Series 2002 A
11,965,000	6.700	05/01/32	12,760,792
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,080,000	6.700	05/01/31	1,130,933
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,855,000	6.850	05/01/31	3,024,416
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA)(d)(e)
3,000,000	8.950	10/01/12	3,735,570
Catalina at Winkler Preserve Community Development District Special Assessment Series 2005
3,560,000	5.600	05/01/36	3,551,100
Cedar Pointe Community Development District Special Assessment for Florida Capital Improvements Series 2005 A
6,090,000	5.375	05/01/35	6,001,573
Celebration Community Development District Special Assessment Series 2003 A
2,965,000	6.400	05/01/34	3,104,889
Century Gardens Community Development District Special Assessment Series 2004
2,385,000	5.900	05/01/34	2,402,220
CFM Community Development District RB for Capital Improvement Series 2004 A
20,000,000	6.250	05/01/35	21,032,000
CFM Community Development District RB for Capital Improvement Series 2004 B
1,725,000	5.875	05/01/14	1,755,377
City Center Community Development District Special Assessment Series 2005 A
7,320,000	6.125	05/01/36	7,265,832
Clearwater Cay Community Development District RB BANS Series 2005
23,650,000	5.375	12/01/06	23,557,055
Colonial Country Club Community Development District Florida Capital Improvement RB Series 2003
11,270,000	6.400	05/01/33	11,904,276
Concord Station Community Development District RB for Capital Improvement Series 2005
2,055,000	5.000	05/01/15	2,028,902
16,110,000	5.300	05/01/35	15,814,059
Concorde Estates Community Development District RB for Capital Improvement Series 2004 A
2,350,000	5.850	05/01/35	2,413,614
Concorde Estates Community Development District RB for Capital Improvement Series 2004 B
1,105,000	5.000	05/01/11	1,101,221
Connerton West Community Development District for Special Assessment Capital Improvement Series 2004 A-1
3,015,000	5.950	05/01/35	3,066,074
Connerton West Community Development District for Special Assessment Capital Improvement Series 2004 A-2
2,290,000	5.850	05/01/24	2,290,779
1,590,000	5.950	05/01/36	1,598,666
Copper Oaks Community Development District Special Assessment Series 2005 A
3,670,000	5.450	05/01/35	3,629,116
Copper Oaks Community Development District Special Assessment Series 2005 B
1,625,000	4.875	05/01/10	1,618,890
Cory Lakes Community Development District for Special Assessment Series 2001 A
545,000	8.375	05/01/17	591,707
Cory Lakes Community Development District for Special Assessment Series 2001 B
675,000	8.375	05/01/17	696,128
Country Greens Community Development District Special Assessment RB Series 2003
6,035,000	6.625	05/01/34	6,390,220
Covington Park Community Development District RB for Capital Improvement Series 2004 A
1,130,000	6.250	05/01/34	1,163,301
Covington Park Community Development District RB for Capital Improvement Series 2004 B
160,000	5.300	11/01/09	159,874
Covington Park Community Development District Refunding Special Assessment for Capital Improvement Series 2005 (A-)
1,000,000	5.000	05/01/31	980,420
Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
5,000,000	7.050	05/01/15	5,316,250
Cutler Cay Community Development District Special Assessment Series 2004
4,765,000	6.125	05/01/24	4,865,446
2,480,000	6.300	05/01/34	2,605,885
Cypress Creek of Hillsborough County Community Development District RB Series 2006
15,685,000	5.350	05/01/37	15,481,722
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,765,000	6.000	05/01/34	1,776,614
Double Branch Community Development District Special Assessment Series 2002 A
10,980,000	6.700	05/01/34	11,830,621
Double Branch Community Development District Special Assessment Series 2003 B
2,195,000	5.375	05/01/08	2,196,295

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Double Branch Community Development District Special Assessment Series 2003 C
$65,000	5.125%	05/01/08	$64,667
Double Branch Community Development District Special Assessment Series 2005 A
1,000,000	5.350	05/01/34	969,240
Durbin Crossing Community Development District Special Assessment Series 2005 A
45,995,000	5.500	05/01/37	46,124,706
Durbin Crossing Community Development District Special Assessment Series 2005 B-1
3,000,000	4.875	11/01/10	2,991,300
Durbin Crossing Community Development District Special Assessment Series 2005 B-2
8,000,000	4.875	11/01/10	7,976,800
East Homestead Community Development District Special Assessment Series 2005
4,000,000	5.450	05/01/36	3,990,000
East Park Development District Special Assessment Series 2002
5,240,000	6.850	05/01/33	5,574,679
Escambia County PCRB Series 2006 A (BBB/Baa3)
2,850,000	4.700	04/01/15	2,823,324
Fishhawk Community Development District II Special Assessment RB Series 2003 A
5,920,000	6.250	05/01/34	6,181,072
Fishhawk Community Development District II Special Assessment RB Series 2003 B
155,000	5.000	11/01/07	154,191
Fishhawk Community Development District II Special Assessment RB Series 2004 A
2,470,000	6.125	05/01/34	2,565,836
Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
4,930,000	7.300	05/01/15	5,275,839
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 A
8,725,000	5.450	05/01/36	8,614,105
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 B
2,000,000	4.850	05/01/11	1,990,080
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
3,345,000	5.500	07/01/08	3,355,035
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,640,000	6.500	05/01/33	2,750,273
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
995,000	5.500	05/01/10	1,000,691
Gateway Services District Water & Sewer RB Refunding Series 2003
2,215,000	6.000	10/01/19	2,206,805
Grand Hampton Community Development District RB for Capital Improvement Series 2003
5,200,000	6.150	05/01/34	5,389,644
Grand Hampton Community Development District RB for Capital Improvement Series 2005
4,045,000	5.500	05/01/36	4,060,331
Grand Haven Community Development District Special Assessment Series 2002
400,000	6.125	11/01/07	400,044
Grand Haven Community Development District Special Assessment Series 2003
280,000	5.200	11/01/07	279,364
Grand Haven Community Development District Special Assessment Series 2004 B
1,480,000	5.000	05/01/09	1,486,172
Greyhawk Landing Community Development District Special Assessment Series 2002 A
3,025,000	7.000	05/01/33	3,233,180
Greyhawk Landing Community Development District Special Assessment Series 2002 B
885,000	6.250	05/01/09	893,629
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,495,000	6.700	05/01/33	4,707,389
Habitat Community Development RB Series 2004
4,745,000	5.850	05/01/35	4,782,675
Halifax Hospital Medical Center RB Series 1999 A (BBB+)
955,000	7.250	10/01/24	1,064,481
Hamal Community Development District Special Assessment Series 2001
3,725,000	6.750	05/01/31	3,902,310
Hammocks Community Development District Special Assessment Series 2005 A
6,020,000	5.500	05/01/37	5,960,643
Hammocks Community Development District Special Assessment Series 2005 B
1,600,000	4.875	11/01/10	1,590,832
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,310,000	7.000	05/01/33	2,452,666
Harbour Isles Community Development District Special Assessment Series 2004
4,365,000	6.125	05/01/35	4,450,860
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
2,970,000	6.125	05/01/34	3,031,241
Heritage Bay Community Development District RB for Capital Improvements Series 2005
16,125,000	5.500	05/01/36	16,214,171
Heritage Harbor South Community Development District RB for Capital Improvement Series 2002 A
3,940,000	6.500	05/01/34	4,127,702
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,235,000	6.200	05/01/35	1,267,530

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 B
$2,155,000	5.250%	11/01/08	$2,153,492
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005
9,000,000	5.600	05/01/36	9,002,700
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
3,180,000	6.000	05/01/35	3,237,463
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
1,575,000	5.000	11/01/09	1,569,267
Heritage Isle at Viera Community Development District Special Assessment Series 2005
7,195,000	5.550	05/01/37	7,155,859
Heritage Isles Community Development District RB for Special Assessment Series 2002
1,050,000	5.900	11/01/06	1,049,591
Heritage Lake Park Community Development District Special Assessment Series 2004 B
5,570,000	5.100	11/01/09	5,550,115
Heritage Lake Park Community Development Special Assessment Series 2005
1,700,000	5.700	05/01/36	1,706,443
Heritage Landing Community Development District Special Assessment Series 2005
11,000,000	5.600	05/01/36	11,035,750
Heritage Palms Community Development District RB for Capital Improvement Series 1999
130,000	6.250	11/01/07	130,000
Heritage Park Community Development District RB for Special Assessment Series 2004 A
5,900,000	6.300	05/01/35	6,199,484
Heritage Plantation Community Development District RB BANS Series 2005
6,655,000	5.000	11/01/06	6,654,734
Highlands Community Development District Special Assessment Series 2005
3,750,000	5.550	05/01/36	3,754,837
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
2,700,000	5.625	03/01/24	2,831,166
Hypoluxo/Haverhill Community Development District Special Assessment Series 2002 A
1,370,000	6.750	05/01/33	1,446,199
Indian Trace Development District Special Assessment for Isles at Weston Project Series 2003
1,960,000	5.500	05/01/33	1,964,861
Indigo Community Development District for Capital Improvement Special Assessment Series 2005
9,000,000	5.750	05/01/36	9,049,500
Indigo Community Development District RB for Capital Improvement Series 1999 B
25,000	6.400	05/01/06	25,000
Islands at Doral Florida Special Assessment Series 2003
1,820,000	6.375	05/01/35	1,901,773
Islands at Doral III Community Development District Special Assessment Series 2004 A
11,000,000	5.900	05/01/35	11,308,660
Islands at Doral Ne Community Development District Special Assessment Series 2004
1,835,000	6.250	05/01/34	1,912,474
Jacksonville Economic Development Community Health Care Facilities RB for Mayo Clinic Series 2006 (AA/Aa2)
11,675,000	5.000	11/15/36	11,905,231
Keys Cove Community Development District II Series 2005
2,935,000	5.500	05/01/36	2,933,826
Keys Cove Community Development District Special Assessment Series 2004
1,220,000	5.875	05/01/35	1,250,817
Killarney Community Development District Special Assessment Series 2004 A
2,535,000	6.000	05/01/35	2,578,019
Killarney Community Development District Special Assessment Series 2004 B
4,215,000	5.125	05/01/09	4,200,079
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 A
2,425,000	6.400	05/01/33	2,521,976
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 B
70,000	5.250	11/01/07	69,841
Lake Ashton II Community Development District Special Assessment for Capital Improvement Series 2005 A
4,705,000	5.375	05/01/36	4,665,478
Lake Ashton II Community Development District Special Assessment for Capital Improvement Series 2005 B
1,000,000	4.875	11/01/10	995,940
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,440,000	7.450	05/01/22	2,583,448
3,640,000	7.500	05/01/32	3,870,776
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 A
7,725,000	6.100	05/01/23	8,075,715
5,000,000	6.250	05/01/34	5,265,300
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 B
5,850,000	5.300	05/01/09	5,835,609
Lakewood Ranch Community Development District No. 4 Special Assessment RB Series 2004
2,160,000	5.950	05/01/34	2,195,230
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2001 A
4,580,000	6.700	05/01/31	4,855,670
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005
5,390,000	4.875	08/01/10	5,360,193

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment Series 2006 A
$15,000,000	5.500%	05/01/36	$14,767,200
Lee County IDA Health Care Facilities RB for Shell Point Village Project Series 1999 A (BBB-)
7,000,000	5.500	11/15/29	7,063,070
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.700	05/01/33	2,628,950
Live Oak Community Development District No. 001 Special Assessment Series 2003 A
4,445,000	6.300	05/01/34	4,600,308
Live Oak Community Development District No. 001 Special Assessment Series 2003 B
325,000	5.300	05/01/08	324,818
Live Oak Community Development District No. 002 Special Assessment Series 2004 A
6,230,000	5.850	05/01/35	6,278,407
Live Oak Community Development District No. 002 Special Assessment Series 2004 B
7,220,000	5.000	11/01/09	7,180,723
Longleaf Community Development District Special Assessment Refunding Series 2005 (AAA)
6,270,000	5.400	05/01/30	6,230,060
Longleaf Community Development District Special Assessment Refunding Series 2006
3,000,000	5.375	05/01/30	2,994,600
Longleaf Community Development District Special Assessment Series 2001
1,030,000	7.250	05/01/09	1,042,669
Maple Ridge Community Development District Special Assessment Series 2000 A
1,530,000	7.150	05/01/31	1,634,576
Marshall Creek Community Development District Special Assessment Series 2002
2,920,000	6.625	05/01/32	3,051,750
Meadow Pines Community Development District Special Assessment RB Series 2004 A
7,010,000	6.250	05/01/34	7,341,293
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
685,000	3.700	05/01/11	653,956
710,000	3.875	05/01/12	668,969
300,000	4.000	05/01/13	280,377
1,745,000	4.600	05/01/18	1,674,991
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
2,925,000	6.850	05/01/33	3,075,082
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,925,000	6.400	05/01/34	4,146,409
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 B
765,000	5.250	11/01/07	763,263
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
1,000,000	6.000	05/01/35	1,015,560
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,755,000	6.300	05/01/34	2,878,259
Meadow Pointe IV Community Development District Special Assessment for Capital Improvements Series 2005
4,455,000	5.250	05/01/15	4,415,796
Meadow Pointe IV Community Development District Tax Allocation for Capital Improvement Series 2004 A
3,005,000	6.000	05/01/36	3,100,799
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,740,000	6.800	05/01/31	5,036,392
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
465,000	6.950	05/01/31	484,037
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,575,000	6.850	05/01/31	1,657,924
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
4,975,000	6.375	05/01/34	5,246,685
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
5,310,000	5.500	05/01/10	5,322,213
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+)
7,720,000	5.375	11/15/28	7,652,682
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB+/Ba1)
4,975,000	6.125	11/15/11	5,314,345
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2004 (BB+/Ba1)
13,600,000	6.750	11/15/29	15,043,096
Middle Village Community Development District Special Assessment Series 2004 A
6,000,000	5.800	05/01/22	6,130,260
15,620,000	6.000	05/01/35	16,111,718
Middle Village Community Development District Special Assessment Series 2004 B
2,165,000	5.000	05/01/09	2,161,255
Middle Village Community Development District Special Assessment Series 2004 C
610,000	5.125	05/01/09	608,945
Mira Lago West Community Development District Special Assessment for Capital Improvement Series 2005
960,000	5.375	05/01/36	933,187
Montecito Community Development District Special Assessment Series 2006 A
1,900,000	5.500	05/01/37	1,894,965

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Montecito Community Development District Special Assessment Series 2006 B
$8,000,000	5.100%	05/01/13	$7,935,840
Monterey/Congress Community Development District Special Assessment Series 2005 A
4,045,000	5.375	05/01/36	3,989,705
Monterra Community Development District Revenue BANS Series 2005
28,000,000	5.000	06/01/06	28,005,040
Monterra Community Development District Special Assessment Series 2005 A
22,000,000	5.500	05/01/36	22,162,360
Monterra Community Development District Special Assessment Series 2005 B
30,000,000	5.000	11/01/10	29,829,600
Moody River Estates Community Development District Capital Improvement RB Series 2005
7,000,000	5.350	05/01/36	6,808,970
Narcoossee Community Development District Special Assessment Series 2002 A
4,980,000	6.850	05/01/33	5,306,937
Narcoossee Community Development District Special Assessment Series 2002 B
70,000	5.750	05/01/08	70,182
North Springs Improvement District RB Refunding for Water Management Series 2005 A
2,725,000	5.375	05/01/24	2,704,208
North Springs Improvement District RB Refunding for Water Management Series 2005 B
5,915,000	5.500	05/01/35	5,900,212
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-1
8,000,000	5.450	05/01/26	7,893,600
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-2
4,000,000	5.500	05/01/26	3,951,720
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 B-1
2,750,000	5.125	05/01/15	2,718,732
Oak Creek Community Development District Special Assessment Series 2004
1,775,000	5.800	05/01/35	1,822,357
Oakstead Community Development District RB for Capital Improvement Series 2002 A
4,685,000	6.875	05/01/33	4,963,383
Oakstead Community Development District RB for Capital Improvement Series 2002 B
325,000	5.900	05/01/07	323,775
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 A
6,815,000	5.900	05/01/35	6,973,789
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 B
3,130,000	5.375	05/01/14	3,141,769
Orange County Florida Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
1,865,000	4.750	11/15/36	1,809,404
Orange County Health Facilities Authority RB for Orlando Lutheran Healthcare Series 2005
1,100,000	5.375	07/01/20	1,074,337
1,000,000	5.700	07/01/26	992,790
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2004
965,000	6.000	05/01/20	1,009,718
4,500,000	6.250	05/01/34	4,715,910
Orlando Urban Community Development District Special Assessment Series 2001 A
7,855,000	6.950	05/01/33	8,376,179
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A
2,305,000	6.125	05/01/35	2,413,704
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
6,880,000	5.125	05/01/09	6,896,787
Palm Beach County Plantation Community Development District Special Assessment RB Series 2004 A
7,165,000	6.250	05/01/34	7,375,651
Palm Glades Community Development District Special Assessment Series 2006 A
1,300,000	5.300	05/01/36	1,300,741
Palma Sola Trace Community Development District RB for Capital Improvement Series 2005
4,000,000	5.750	05/01/35	4,000,120
Panther Trace Community Development District Special Assessment Series 2002 A
1,665,000	7.250	05/01/33	1,821,726
Panther Trace II Community Development District Special Assessment Series 2005 A
7,000,000	5.600	05/01/35	7,004,830
Panther Trails Community Development District Special Assessment Series 2005
3,810,000	5.600	05/01/36	3,791,674
Park Place Community Development District Special Assessment Series 2003
4,430,000	6.375	05/01/34	4,661,069
Parklands Lee Community Development District Special Assessment Series 2004 A
4,000,000	5.800	05/01/35	4,056,560
Parklands Lee Community Development District Special Assessment Series 2004 B
445,000	5.125	05/01/11	442,432
Parklands West Community Development District Special Assessment Series 2001 A
3,375,000	6.900	05/01/32	3,546,416
Parklands West Community Development District Special Assessment Series 2001 B
40,000	6.000	05/01/06	40,000

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Parkway Center Community Development District Special Assessment Series 2000 A
$484,116	8.250%	05/01/31	$483,680
Paseo Community Development District Capital Improvement RB Series 2005 A
10,555,000	5.400	05/01/36	10,313,607
Pier Park Community Development District RB for Capital Improvement Series 2002 1
10,125,000	7.150	05/01/34	10,786,567
Pine Island Community Development District Special Assessment Series 2004
5,435,000	5.300	11/01/10	5,374,345
11,780,000	5.750	05/01/35	11,919,593
Poinciana Community Development District Special Assessment Series 2000 A
5,770,000	7.125	05/01/31	6,102,640
Port Tampa Bay Community Development District Special Assessment Series 2006 A
15,000,000	5.875	05/01/38	15,198,000
Port Tampa Bay Community Development District Special Assessment Series 2006 B
1,555,000	5.300	11/01/12	1,543,524
Principal One Community Development District Jacksonville Special Assessment Series 2005
1,000,000	5.650	05/01/35	990,440
Renaissance Community Development District RB for Capital Improvement Series 2002 A
7,195,000	7.000	05/01/33	7,638,860
Renaissance Community Development District RB for Capital Improvement Series 2002 B
475,000	6.250	05/01/08	477,817
Reunion East Community Development District Special Assessment Series 2002 A
19,620,000	7.200	05/01/22	21,146,240
2,450,000	7.375	05/01/33	2,662,072
Reunion East Community Development District Special Assessment Series 2002 B
1,255,000	5.900	11/01/07	1,257,836
Reunion East Community Development District Special Assessment Series 2003
2,775,000	5.200	11/01/07	2,775,000
Reunion East Community Development District Special Assessment Series 2005
12,880,000	5.800	05/01/36	13,111,711
Reunion West Community Development District Special Assessment Series 2004
25,500,000	6.250	05/01/36	26,549,325
River Bend Community Development District Capital Improvement RB Series 2005
9,000,000	5.450	05/01/35	8,904,870
River Hall Community Development District RB for Capital Improvement Series 2005
5,000,000	5.450	05/01/36	5,019,350
Rivercrest Community Development District Special Assessment Series 2001
5,425,000	7.000	05/01/32	5,786,847
Riverside Park Community Development District Special Assessment Series 2004
2,000,000	6.125	05/01/34	2,028,840
Saddlebrook Community Development District Special Assessment Series 2001 A
5,000,000	6.900	05/01/33	5,331,750
Saddlebrook Community Development District Special Assessment Series 2001 B
35,000	6.250	05/01/09	35,571
Sail Harbour Community Development District Special Assessment Series 2005 A
6,960,000	5.500	05/01/36	6,960,418
Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A
2,255,000	6.950	05/01/31	2,325,446
Sandy Creek Community Development District Special Assessment Series 2005 A
10,550,000	5.700	05/01/37	10,589,984
Sandy Creek Community Development District Special Assessment Series 2005 B
15,000,000	5.000	11/01/10	14,908,800
Seven Oaks Community Development District I RB Special Assessment Series 2002
400,000	5.600	11/01/07	397,908
Seven Oaks Community Development District II RB Special Assessment Series 2003 A
4,700,000	6.400	05/01/34	4,955,774
Seven Oaks Community Development District II RB Special Assessment Series 2003 B
800,000	5.300	11/01/08	800,000
Seven Oaks Community Development District II RB Special Assessment Series 2004 A
5,000,000	5.875	05/01/35	5,077,700
Seven Oaks Community Development District II RB Special Assessment Series 2004 B
2,945,000	5.000	05/01/09	2,940,052
Shingle Creek BANS Series 2005
27,000,000	5.125	08/01/06	27,013,500
South Bay Community Development District RB for Capital Improvement Series 2005 A
22,755,000	5.950	05/01/36	23,351,864
South Bay Community Development District RB for Capital Improvement Series 2005 B-1
11,000,000	5.125	11/01/09	11,033,440
South Bay Community Development District RB for Capital Improvement Series 2005 B-2
4,000,000	5.375	05/01/13	4,032,240
South Fork Community Development District RB Special Assessment Series 2004 A-1
515,000	5.900	05/01/34	518,105

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
South Fork Community Development District RB Special Assessment Series 2004 A-2
$1,825,000	5.900%	05/01/35	$1,847,539
South Fork Community Development RB Series 2003
2,490,000	6.150	05/01/33	2,550,258
South Fork East Community Development District Capital Improvement RB Series 2005
9,000,000	5.350	05/01/36	8,891,190
South Village Community Development District RB for Capital Improvement Series 2005 A
13,500,000	5.700	05/01/35	13,652,415
South-Dade Venture Community Development District Special Assessment Series 2004
2,745,000	6.000	05/01/24	2,842,365
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
8,395,000	5.800	05/01/35	8,436,303
Southern Hills Plantation II Community Development District Capital Improvement Special Assessment Series 2004
3,570,000	5.850	05/01/34	3,561,075
Spicewood Community Development District Special Assessment Series 2003 A
2,965,000	6.100	05/01/34	3,058,635
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
5,060,000	6.125	05/01/34	5,339,059
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
580,000	5.300	05/01/10	582,291
Sterling Hill Community Development District RB for Capital Improvement Series 2003 A
4,000,000	6.200	05/01/35	4,101,480
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B
2,625,000	5.500	11/01/10	2,626,706
Stonegate Community Development District RB Special Assessment Series 2004
2,250,000	6.125	05/01/34	2,320,515
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,570,000	5.900	05/01/34	3,615,767
Summerville Community Development District Special Assessment Series 2006
1,000,000	5.500	05/01/36	982,190
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,780,000	6.800	10/01/32	7,044,556
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,575,000	6.900	10/01/34	4,767,562
Sumter Landing Community Development District Recreational RB SubSeries 2005 B
6,500,000	5.700	10/01/38	6,464,315
Sumter Landing Community Development District Special Assessment Series 2003
900,000	6.250	05/01/13	900,000
10,000,000	6.950	05/01/33	10,000,000
Suncoast Community Development District RB for Capital Improvement Series 2004 A
5,370,000	5.875	05/01/34	5,391,695
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 A
13,280,000	5.375	05/01/37	13,259,549
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B
9,500,000	5.000	05/01/15	9,442,240
The Quarry Community Development District Special Assessment Series 2005 A-1
55,350,000	5.500	05/01/36	55,445,755
The Quarry Community Development District Special Assessment Series 2005 A-2
7,345,000	5.250	05/01/36	7,315,620
Thousand Oaks Community Development District Special Assessment RB Series 2005 A1
4,455,000	5.350	05/01/35	4,411,386
Thousand Oaks Community Development District Special Assessment RB Series 2005 A2
1,000,000	5.350	05/01/36	988,640
Tisons Landing Community Development District Special Assessment RB Series 2005 A
2,600,000	5.625	05/01/37	2,583,646
Tisons Landing Community Development District Special Assessment RB Series 2005 B
4,000,000	5.000	11/01/11	4,015,760
Tolomato Community Development District Special Assessment Series 2006
61,500,000	5.400	05/01/37	61,498,155
Tomoka Community Development District Series 2004 A
8,250,000	6.100	05/01/35	8,505,915
Town Center at Palm Coast Community Development District Special Assessment for Capital Improvement Series 2005
10,000,000	6.000	05/01/36	10,191,200
Turnbull Creek Community Development District Special Assessment Series 2005
7,000,000	5.800	05/01/35	7,053,760
University Place Community Development District Special Assessment Series 2001 A
1,680,000	7.000	05/01/32	1,788,578
Venetian Community Development District RB for Capital Improvement Series 2002 A
3,900,000	6.750	05/01/34	4,124,601
Verano Center Community Development District Special Assessment for Community Infrastructure Project Series 2006 A
8,000,000	5.375	05/01/37	7,975,200

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Verano Center Community Development District Special Assessment for Community Infrastructure Project Series 2006 B
$5,000,000	5.000%	11/01/12	$4,982,000
7,000,000	5.000	11/01/13	6,948,340
Verona Walk Community Development District RB for Capital Improvement Series 2004
7,000,000	5.850	05/01/35	7,119,070
Village Center Community Development District Recreational RB SubSeries 1998 B
1,930,000	8.250	01/01/17	2,007,181
Village Center Community Development District Recreational RB SubSeries 1998 C
2,145,000	7.375	01/01/19	2,262,074
Village Center Community Development District Recreational RB SubSeries 2003
4,005,000	6.350	01/01/18	4,197,480
Village Center Community Development District Recreational RB SubSeries 2004 B
5,570,000	5.875	01/01/15	5,703,791
Village Community Development District No. 3 Special Assessment Series 2002
7,000,000	6.500	05/01/32	7,407,190
Village Community Development District No. 4 Special Assessment Series 2000
2,770,000	7.150	05/01/18	2,994,148
Village Community Development District No. 4 Special Assessment Series 2002
4,050,000	6.875	05/01/22	4,354,722
5,675,000	6.950	05/01/32	6,093,134
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.500	05/01/33	528,090
Village Community Development District No. 5 Special Assessment Series 2002 A
16,595,000	6.500	05/01/33	17,623,060
Village Community Development District No. 5 Special Assessment Series 2003 A
4,035,000	6.000	05/01/22	4,191,033
21,600,000	6.100	05/01/34	22,460,112
Village Community Development District No. 5 Special Assessment Series 2003 B
830,000	5.000	05/01/08	830,000
Village Community Development District No. 6 Special Assessment RB Series 2004
5,695,000	5.625	05/01/22	5,744,660
44,400,000	5.800	05/01/35	45,027,816
Village Community Development District No. 7 Special Assessment Series 2006
89,570,000	5.375	05/01/36	90,332,241
Villages of Westport Community Development District RB for Capital Improvement Series 2005 A
12,700,000	5.700	05/01/35	12,836,144
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
5,505,000	5.600	05/01/36	5,514,414
Villasol Community Development District Special Assessment RB Series 2003 A
4,115,000	6.600	05/01/34	4,334,453
Villasol Community Development District Special Assessment RB Series 2003 B
705,000	5.375	05/01/08	705,035
Vista Lakes Community Development District RB for Capital Improvement Series 2002 A
3,660,000	6.750	05/01/34	3,917,884
Vizcaya Community Development District Special Assessment Series 2002
250,000	5.900	05/01/07	250,000
Vizcaya Community Development District Special Assessment Series 2003 B
635,000	5.400	11/01/07	635,000
Vizcaya in Kendall Community Development District BANS Series 2005
15,000,000	5.125	12/01/06	15,031,650
Walnut Creek Community Development District Special Assessment Series 2000 A
3,890,000	7.300	05/01/21	4,156,387
Waterchase Community Development District RB for Capital Improvement Series 2001 A
2,860,000	6.700	05/01/32	3,038,207
Watergrass Community Development District Special Assessment Series 2005 A
6,230,000	5.500	05/01/36	6,174,553
Watergrass Community Development District Special Assessment Series 2005 B
4,000,000	4.875	11/01/10	3,965,480
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
950,000	6.950	05/01/31	1,005,357
Waters Edge Community Development District RB for Capital Improvement Series 2005
2,000,000	5.300	05/01/36	1,986,060
West Villages Improvement District Revenue Special Assessment Unit of Development No. 3 Series 2006
11,000,000	5.500	05/01/37	11,035,200
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
4,500,000	6.000	05/01/23	4,694,850
24,250,000	6.125	05/01/35	25,334,702
Westside Community Development District Special Assessment Series 2005
5,000,000	5.650	05/01/37	5,055,000
World Commerce Community Development District Special Assessment Series 2004 A-1
1,000,000	6.250	05/01/22	1,030,100
500,000	6.500	05/01/36	515,930

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
World Commerce Community Development District Special Assessment Series 2004 A-2
$3,000,000	6.125%	05/01/35	$3,096,180
Wyndam Park Community Development District Special Assessment Series 2003
2,500,000	6.375	05/01/34	2,597,625
Wynnfield Lakes Community Development District Special Assessment Series 2005 A
11,550,000	5.600	05/01/36	11,487,745

			2,131,176,120

Georgia – 0.5%
Atlanta Tax Allocation for Eastside Project Series 2005 A (AMT)
1,230,000	5.625	01/01/16	1,256,261
Atlanta Tax Allocation for Eastside Project Series 2005 B
1,085,000	5.400	01/01/20	1,098,649
2,250,000	5.600	01/01/30	2,292,682
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
10,000,000	7.750	12/01/14	11,055,600
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
3,675,000	5.500	01/01/34	3,840,412
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
5,845,000	4.850	06/01/09	5,853,066
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.125	02/15/34	1,809,728

			27,206,398

Guam — 0.2%
Guam Government GO Bonds Series 1993 A (B)
5,000,000	5.375	11/15/13	5,012,500
Guam Government Waterworks Authority Water & Wastewater System RB Series 2005 (Ba2)
1,500,000	6.000	07/01/25	1,599,615
3,000,000	5.875	07/01/35	3,131,670

			9,743,785

Hawaii – 0.2%
Hawaii Airport System RB Series 2001 II-R-59 (AMT) (FGIC) (Aaa)(c)
2,500,000	11.019	07/01/15	3,188,000
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 1997 (AMT) (B/Caa2)
7,195,000	5.625	11/15/27	5,946,020
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
2,840,000	7.375	08/01/11	2,885,099

			12,019,119

Idaho – 0.1%
Madison County Hospital Revenue COPS Series 2006 (BBB-)
1,300,000	5.250	09/01/20	1,343,862
1,000,000	5.250	09/01/26	1,014,170
3,335,000	5.250	09/01/37	3,355,544

			5,713,576

Illinois – 1.4%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.750	12/01/32	4,281,880
Chicago Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
6,550,000	6.500	12/01/07	6,778,398
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.500	12/01/08	2,115,700
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
250,000	6.500	12/01/06	253,323
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
2,295,000	6.250	10/01/32	2,349,896
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (BBB/Baa1)(a)
6,050,000	5.500	02/28/14	6,165,131
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa3)
8,000,000	6.250	05/01/30	8,603,600
7,840,000	6.250	05/01/34	8,001,739
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 (BBB-/Baa3)
5,600,000	5.125	01/01/25	5,549,880
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB+)
2,500,000	5.000	02/15/15	2,480,900
5,000,000	5.375	02/15/25	4,978,250
4,000,000	5.625	02/15/37	4,026,880
Illinois Finance Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2005 A (AMT) (BBB)
4,600,000	5.050	08/01/29	4,531,552
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-SR Series 2004 A (Baa2)
6,905,000	5.000	06/01/24	6,923,920
5,760,000	5.125	06/01/35	5,763,110
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-Subseries 2004 B (Baa3)
2,075,000	5.000	06/01/24	2,064,833
4,000,000	5.375	06/01/35	4,001,520
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa1)
2,000,000	6.000	07/01/21	2,119,660
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004
1,805,000	6.250	03/01/34	1,868,446

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Illinois – (continued)
Ottawa Illinois Health Care Facilities RB for Ottawa Community Hospital Series 2004 (Radian) (AA)
$1,900,000	5.125%	08/15/19	$1,952,117
1,100,000	5.000	08/15/21	1,112,562

			85,923,297

Indiana – 1.1%
Indiana Health & Educational Facilities Finance Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
10,000,000	5.000	02/15/36	10,030,000
42,620,000	5.000	02/15/39	42,715,043
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
1,500,000	6.375	08/01/31	1,586,145
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
7,360,000	5.100	01/15/17	7,548,784
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT)(f)
10,000,000	6.500	11/15/31	300,000
Jasper County Industrial Economic Development RB for Georgia Pacific Corp. Project Series 2000 (AMT) (B2)
2,500,000	6.700	04/01/29	2,581,000

			64,760,972

Iowa – 1.4%
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
27,675,000	5.375	06/01/38	27,617,989
12,500,000	5.500	06/01/42	12,554,750
9,530,000	5.625	06/01/46	9,656,273
Tobacco Settlement Authority RB Series 2001 B (AAA/Baa3)(d)
31,645,000	5.300	06/01/11	33,618,699

			83,447,711

Kansas – 0.5%
Olathe Senior Living Facilities RB Refunding for Aberdeen Village Inc. Series 2005 A
3,500,000	5.600	05/15/28	3,473,645
Salina Hospital RB Refunding & Improvement for Salina Regional Health Series 2006 (A1)
1,000,000	4.500	10/01/26	947,010
1,000,000	4.625	10/01/31	949,100
825,000	5.000	10/01/36	832,673
Wyandotte County/Kansas City University Government Special Obligation RB Refunding for Sales Tax 2nd Lien Area B Series 2005 (BBB-)
5,000,000	4.750	12/01/16	5,070,100
16,850,000	5.000	12/01/20	17,258,949

			28,531,477

Kentucky – 0.2%
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.700	10/01/10	500,715
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 B (MBIA) (AAA/Aaa)(b)
2,000,000	0.000	10/01/22	915,320
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)
6,750,000	6.000	10/01/18	7,538,805

			8,954,840

Louisiana – 1.6%
De Soto Parish Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
6,260,000	5.000	11/01/18	6,214,052
Hodge Utility RB Series 2003 (AMT) (CCC+)
6,750,000	7.450	03/01/24	7,549,605
New Orleans Sewer Services RB BANS Series 2005
34,420,000	3.000	07/26/06	34,122,955
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
17,225,000	5.500	05/15/30	17,874,038
28,575,000	5.875	05/15/39	29,933,170

			95,693,820

Maryland – 1.1%
Baltimore Maryland Convention Center Hotel RB SubSeries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	598,938
15,155,000	5.875	09/01/39	15,826,670
Baltimore Maryland Special Obligation RB for Clipper Mill Project Series 2004
4,627,000	6.250	09/01/33	4,827,071
Baltimore Maryland Special Obligation RB for Harborview Lot No. 2 Series 2003
3,000,000	6.500	07/01/31	3,175,200
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
3,750,000	7.000	07/01/33	4,037,213
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES) (AA)(c)
5,825,000	7.897	05/01/12	7,340,199
Maryland State Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project Series 2006 (AMT) (BBB)(a)
2,000,000	4.600	04/01/16	1,971,760
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB+/Baa1)
1,000,000	5.750	08/15/16	1,079,110
4,500,000	5.375	08/15/24	4,690,395
10,750,000	5.500	08/15/33	11,110,017
Prince Georges County Special Obligation Bonds for National Harbor Project Series 2004 RMKT 9/21/05
1,890,000	4.700	07/01/15	1,889,357
4,750,000	5.200	07/01/34	4,709,958

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Maryland – (continued)
Prince Georges County Special Tax District for Victoria Falls Project Series 2005
$1,500,000	5.250%	07/01/35	$1,497,915
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
4,000,000	6.250	05/01/34	4,109,000

			66,862,803

Massachusetts – 0.8%
Massachusetts Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+)
2,235,000	5.625	04/01/19	2,281,667
2,000,000	5.625	04/01/29	2,026,480
Massachusetts GO Bonds Series 2001 II-R-101(FSA) (AAA/Aaa)(c)
2,500,000	9.619	12/01/14	3,150,125
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
2,900,000	9.000	12/15/15	3,475,215
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.200	12/15/31	2,299,440
Massachusetts Health and Educational Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba1)
265,000	5.750	10/01/06	266,389
5,400,000	6.000	10/01/23	5,431,050
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.625	10/01/24	1,050,850
1,000,000	5.700	10/01/34	1,044,050
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
7,530,000	5.500	07/01/40	7,703,340
Massachusetts State Health and Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
3,845,000	5.000	08/15/35	3,815,470
Massachusetts State Health and Educational Facilities Authority RB for UMass Memorial Issue Series 2005 D (BBB/Baa2)
13,700,000	5.000	07/01/33	13,518,612

			46,062,688

Michigan – 0.7%
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Refunding Series 2003 (Baa3)
3,205,000	5.500	07/01/08	3,227,659
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Baa3)
1,250,000	5.375	07/01/28	1,179,488
Michigan State Hospital Finance Authority RB for Chelsea Community Hospital Obligation Series 2005 (BBB)
415,000	5.000	05/15/25	406,509
400,000	5.000	05/15/30	384,316
1,000,000	5.000	05/15/37	950,170
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa1)
1,530,000	5.000	05/15/26	1,518,494
2,000,000	5.000	05/15/34	1,949,920
Michigan State Strategic Fund Solidwaste Disposal RB Refunding for Waste Management Inc. Project Series 2002 (AMT) (BBB)
10,000,000	4.625	12/01/12	10,104,200
Midland County Economic Development RB for Obligation-Midland Series 2000 B (BB-/B3)
5,000,000	6.750	07/23/09	5,004,750
Midland County Economic Development RB for Sub-Ltd. Obligation Series 2000 A (AMT) (B/B3)
11,150,000	6.875	07/23/09	11,200,286
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1995 (f)
3,250,000	6.750	12/01/15	1,782,300
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1999 (AMT)(f)
8,235,000	6.000	12/01/29	5,439,218

			43,147,310

Minnesota – 0.8%
Becker PCRB for Northern States Power Series 2000 A (A-/A2)
10,000,000	8.500	04/01/30	12,345,900
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.250	06/15/32	8,098,425
St. Paul Housing and Redevelopment Authority Hospital RB for Healtheast Project Series 2005 (BB+/Baa3)
11,500,000	6.000	11/15/30	12,298,560
10,000,000	6.000	11/15/35	10,671,000
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2003 A (BB)
2,700,000	5.750	05/01/25	2,756,970
1,400,000	5.875	05/01/30	1,425,886
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2003 B
2,700,000	6.000	05/01/30	2,773,548

			50,370,289

Mississippi – 0.1%
Adams County Environmental Improvement RB for International Paper Co. Project Series 1999 A (AMT) (BBB/Baa3)
1,000,000	6.250	09/01/23	1,059,830
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
7,400,000	5.875	04/01/22	7,458,238

			8,518,068

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Missouri – 0.7%
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
$2,150,000	5.500%	01/01/09	$2,158,450
1,000,000	6.250	01/01/24	1,018,830
2,500,000	6.500	01/01/35	2,578,675
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
1,290,000	6.250	01/01/30	1,361,350
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
3,230,000	4.750	06/01/25	3,108,261
15,960,000	5.000	06/01/35	15,814,285
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
5,845,000	4.000	01/02/12	5,717,404
St. Louis IDA MF Hsg. for Vaughn Elderly Apartments Project Series 2004 (AMT)(a)
2,610,000	4.000	12/20/06	2,609,739
St. Louis IDA MF Hsg. RB for Bluemeyer Elderly Apartments Project Series 2004 (AMT)(a)
6,500,000	3.125	08/20/06	6,489,730

			40,856,724

Montana(a) – 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998-A RMKT 5/1/03 (BBB+/Baa1)
10,500,000	5.200	05/01/09	10,766,070

Nevada – 1.3%
Clark County Improvement District No. 142-Local Improvement Special Assessment Series 2003
1,460,000	5.800	08/01/15	1,509,377
5,000,000	6.100	08/01/18	5,172,700
3,995,000	6.375	08/01/23	4,135,624
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 A (AMT) (B-)
10,380,000	5.600	10/01/30	10,454,529
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 B (AMT) (B-)
13,665,000	5.900	10/01/30	13,666,640
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 C (B-)
710,000	5.500	10/01/30	709,929
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)(a)
4,835,000	5.450	03/01/13	4,993,056
Clark County School District GO Bonds Series 2003 PA 1220 (MBIA) (RITES) (AAA)(c)
4,475,000	9.900	06/15/10	6,009,209
Henderson Local Improvement Districts No. T-14 Special Assessment Series 2003
1,880,000	5.550	03/01/17	1,938,224
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
620,000	4.500	03/01/08	622,988
1,060,000	4.900	03/01/17	1,046,750
1,555,000	5.000	03/01/20	1,532,670
820,000	5.100	03/01/22	814,367
3,600,000	5.125	03/01/25	3,562,812
Henderson Local Improvement Districts No. T-17 Special Assessment Series 2005
1,400,000	5.000	09/01/25	1,374,254
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,135,000	5.700	06/01/08	1,170,321
1,975,000	6.750	06/01/21	2,036,521
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,335,000	5.900	06/01/17	1,369,670
1,375,000	5.900	06/01/18	1,409,774
500,000	6.000	06/01/19	514,165
5,000,000	6.250	06/01/24	5,119,500
North Las Vegas Local Improvement Special Assessment for Special Improvement District No. 60-Aliante Series 2003
990,000	6.125	12/01/17	1,019,918
1,485,000	6.400	12/01/22	1,529,906
Washoe County Water Facilities RB for Sierra Pacific Power Co. Series 2001 (AMT) (BB/Ba1) (a)
8,000,000	5.000	07/01/09	7,946,480

			79,659,384

New Hampshire – 0.1%
New Hampshire Health & Educational Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-)
1,000,000	5.500	07/01/25	1,003,140
1,400,000	5.875	07/01/34	1,419,670
New Hampshire State Business Finance Authority RB for Waste Management Inc. Project Series 2002 (AMT) (BBB)(a)
3,750,000	5.200	05/01/27	3,745,237

			6,168,047

New Jersey – 3.8%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005 A
825,000	5.000	01/01/15	813,186
710,000	5.750	01/01/25	723,206
1,230,000	5.875	01/01/37	1,252,915
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,500,000	6.250	11/01/20	1,535,595
New Jersey Economic Development Authority Retirement RB for Seabrook Village Inc. Series 2000 A
2,500,000	8.000	11/15/15	2,788,675
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1998 (AMT) (CCC+/Caa2)
7,480,000	5.500	04/01/28	5,830,136

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Municipal Debt Obligations – (continued)

New Jersey – (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1999 (AMT) (B/Caa2)
$7,000,000	6.625%	09/15/12		$7,077,700
24,520,000	6.250	09/15/19	(a)	24,064,418
4,060,000	6.400	09/15/23	(a)	4,036,817
10,635,000	6.250	09/15/29	(a)	10,377,527
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (Baa3)
1,825,000	5.500	07/01/30		1,877,250
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
820,000	6.500	07/01/21		890,733
500,000	6.625	07/01/31		540,050
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1)
2,000,000	6.000	07/01/32		2,095,060
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB+/Baa1)
1,500,000	6.875	07/01/30		1,627,185
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson Series 2004 C (BBB-)
1,000,000	5.500	07/01/23		1,059,490
New Jersey Tobacco Settlement Financing Corp. RB for Public Improvement Series 2002 (BBB/Baa3)
44,470,000	5.750	06/01/32		46,142,072
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
21,055,000	6.000	06/01/37		21,996,159
40,105,000	6.125	06/01/42		42,092,604
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
7,630,000	6.750	06/01/39		8,504,017
5,130,000	7.000	06/01/41		5,830,091
32,345,000	6.250	06/01/43		34,948,449

				226,103,335

New Mexico – 0.6%
Farmington PCRB for Public Service Co. San Juan Series 1996 B (BBB/Baa2)
2,500,000	6.300	12/01/16		2,591,700
Farmington PCRB for San Juan Project Series 2003 A (BBB/Baa2)
31,000,000	4.875	04/01/33		30,428,670
Farmington PCRB for Tucson Electric Power Co. San Juan Series 1997 A (B+/Ba1)
3,000,000	6.950	10/01/20		3,145,470

				36,165,840

New York – 2.2%
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)(c)
5,000,000	6.976	05/15/10		5,872,700
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
1,000,000	5.000	08/01/22		1,008,770
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 A (A3)
400,000	6.250	11/01/21		425,936
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 B (A3)
1,000,000	5.875	11/01/11		1,048,390
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 C (A3)
615,000	5.625	11/01/10		634,871
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
800,000	5.625	11/01/09		836,960
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
150,000	5.200	11/01/07		148,961
2,000,000	6.000	11/01/20		1,983,520
New York City IDA Civic Facility RB for Staten Island University Hospital Series 2000 (B2)
1,010,000	6.375	07/01/31		1,024,564
New York City IDA Special Facilities RB for British Airways PLC Project Series 1998 (AMT) (BB-/Ba2)
4,135,000	5.250	12/01/32		3,753,174
New York City IDA Special Facilities RB for Continental Airlines Inc. Series 2003 (AMT) (CCC+)
1,740,000	7.250	11/01/08		1,759,314
4,055,000	8.000	11/01/12		4,163,309
New York City Industrial Development Agency Civic Facilities RB for Staten Island University Hospital Series 2002 PJ-C (B2)
1,485,000	6.450	07/01/32		1,507,186
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC/Caa2)
7,960,000	5.400	07/01/20		6,550,602
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1994 (AMT) (CCC/Caa2)
4,000,000	6.900	08/01/24		3,693,200
New York City Industrial RB for Liberty 7 World Trade Center Project Series 2005 B
2,000,000	6.750	03/01/15		2,136,360
New York City Industrial RB for Liberty 7 World Trade Center Series 2005 A
10,000,000	6.250	03/01/15		10,536,600
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AAA)(c)
8,000,000	6.976	11/01/09		9,230,560
New York Convention Center Operating Corp. COPS for Yale Building Acquisition Project Series 2003
4,000,000	5.250	06/01/08		4,103,240

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New York – (continued)
New York GO Bonds Series 2003 A (A+/A1)
$4,000,000	5.000%	08/01/12	$4,207,560
New York GO Bonds Series 2003 D (A+/A1)
6,000,000	5.250	10/15/18	6,309,180
New York GO Bonds Series 2005 M (A+/A1)
7,980,000	5.000	04/01/25	8,210,861
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (A3)
1,000,000	5.250	07/01/24	1,036,860
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
6,620,000	5.000	05/01/18	6,792,782
New York State Environmental Facilities Corp. PCRB Series 2004 PA 1261 (MBIA) (RITES) (AAA) (c)
5,465,000	11.923	12/15/09	7,745,217
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 PA 1218 (RITES)(c)
3,625,000	8.602	07/01/07	4,110,750
Niagara County Industrial Development Agency RB for Solid Waste Disposal Refunding Series 2001 A (AMT) (BB+/Baa3)(a)
5,000,000	5.450	11/15/26	5,213,400
Saratoga County IDA Civic Facility RB for Saratoga Hospital Project Series 2004 A (BBB+)
975,000	5.000	12/01/08	995,270
1,205,000	5.000	12/01/12	1,242,391
300,000	5.000	12/01/14	307,773
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A/1 (AA-/A1)
16,910,000	5.500	06/01/18	18,077,805
Westchester County Healthcare Corp. RB for Senior Lien Series 2000 A (BB/Ba2)
4,000,000	5.875	11/01/25	4,019,760

			128,687,826

North Carolina – 1.2%
Charlotte Special Facilities RB for Charlotte/Douglas International US Airways Airport Series 1998 (AMT)
6,760,000	5.600	07/01/27	6,103,536
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
3,000,000	7.750	02/01/28	3,150,090
Gaston County Industrial Facilities & Pollution Control Financing Authority RB for National Gypsum Co. Project Series 2005 (AMT)
20,500,000	5.750	08/01/35	21,411,635
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
6,495,000	5.375	01/01/16	6,818,581
4,850,000	5.375	01/01/17	5,077,416
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
3,400,000	5.125	01/01/23	3,467,966
North Carolina Medical Care Community Hospital RB for Maria Parham Medical Center Series 2003 (Radian) (AA)
2,505,000	5.500	10/01/13	2,661,287
North Carolina Medical Care Community Retirement Facilities RB 1st Mortgage for Givens Estates Project Series 2003 A
3,000,000	6.500	07/01/32	3,137,130
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 A
2,750,000	5.250	09/01/21	2,737,185
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 B(a)
1,500,000	4.300	09/01/08	1,494,675
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Methodist Church Series 2005 C
1,000,000	5.250	10/01/24	1,004,090
1,600,000	5.500	10/01/32	1,623,536
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.500	01/01/14	1,093,250
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (BBB+/A3)
1,750,000	6.375	01/01/13	1,897,788
5,000,000	6.500	01/01/20	5,445,100
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
2,550,000	5.500	01/01/13	2,714,807

			69,838,072

Ohio – 1.3%
Cleveland Airport Special RB for Continental Airlines Inc. Series 1998 (AMT) (B-/Caa2)
28,025,000	5.375	09/15/27	24,049,934
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (B-/Caa2)
3,925,000	5.500	12/01/08	3,899,802
20,550,000	5.700	12/01/19	18,994,365
Cleveland-Cuyahoga County Health Care Facilities RB Refunding for Benjamin Rose Institute Project Series 1998 (BBB-)(d)
5,600,000	5.500	12/01/08	5,876,274
Coshocton County Environmental RB Refunding for Smurfit Stone Container Series 2005 (CCC+) (e)
3,000,000	5.125	08/01/13	2,878,980
Cuyahoga County Port Authority RB for Columbia National Series 2005 D (AMT) (BBB+)
820,000	5.000	05/15/20	808,602
Ohio Water Development Authority PCRB for Cleveland Electric Series 1998 A (BBB-/Baa2)(a)
16,255,000	3.750	10/01/08	16,169,336
Ohio Water Development Authority PCRB RMKT Refunding for Economic Development Series 2005 (BBB+/Baa1)(a)
5,000,000	3.350	06/01/33	4,994,000

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Ohio – (continued)
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
$2,500,000	6.250%	12/01/36	$2,599,650

			80,270,943

Oklahoma – 1.5%
Comanche County Hospital Authority RB Refunding Series 2005 (Radian) (AA/Aa3)
1,000,000	5.250	07/01/14	1,053,490
1,320,000	5.250	07/01/16	1,391,544
990,000	5.250	07/01/17	1,030,838
3,135,000	5.250	07/01/18	3,266,701
Langston Economic Development Authority RB Series 2005 (ACA)(A)
1,150,000	4.500	05/01/20	1,088,659
Norman Oklahoma Regional Hospital Authority RB Series 2005 (BBB-)
3,250,000	5.375	09/01/36	3,279,380
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)(d)
4,320,000	5.625	08/15/09	4,600,498
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 B (AMT) (B-/Caa2)(a)
16,100,000	6.000	12/01/08	16,155,062
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 A (AMT) (B-/Caa2)(a)
2,850,000	5.375	12/01/06	2,842,732
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 B (AMT) (B-/Caa2)(a)
27,675,000	5.650	12/01/08	27,562,363
Tulsa Municipal Airport Trust RB VRDN Refunding Series 2000 A RMKT 12/1/04 (AMT) (B-/Caa2)(a)
25,500,000	7.750	12/01/14	27,767,715

			90,038,982

Oregon – 0.4%
Gilliam County Solid Waste Disposal RB for Waste Management Project Series 2002 (AMT) (BBB) (a)
15,000,000	5.250	07/01/29	14,998,950
Klamath Falls Electric RB Refunding for Senior Lien Klamath Cogen Series 1999 (B-)
5,365,000	5.500	01/01/07	5,304,215
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (B/B2)
195,000	6.350	08/01/25	195,727
Portland Multifamily RB for Pacific Tower Series 2001 C (AMT)
2,620,000	7.000	12/01/34	2,619,659

			23,118,551

Pennsylvania – 4.2%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AMT) (AAA/Aaa)
2,000,000	5.750	01/01/09	2,084,320
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B+/Ba3)
210,000	9.250	11/15/15	250,181
16,460,000	9.250	11/15/22	19,609,456
14,540,000	9.250	11/15/30	17,322,084
Allegheny County Hospital Development Authority RB for Ohio Valley General Hospital Project Series 2005 A (Baa2)
2,300,000	5.000	04/01/25	2,258,508
3,000,000	5.125	04/01/35	2,970,840
Allegheny County IDA RB Refunding for Environmental Improvement Series 2005 (BB/Ba1)
10,000,000	5.500	11/01/16	10,412,600
Allegheny County Redevelopment Authority for Pittsburgh Mills Project Series 2004
1,000,000	5.100	07/01/14	1,027,050
2,000,000	5.600	07/01/23	2,087,920
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (BB+/Ba1)
7,265,000	6.000	11/15/16	7,207,171
Bucks County IDA Retirement Community RB for Ann’s Choice, Inc. Facilities Series 2005 A
3,000,000	6.250	01/01/35	3,061,560
Chester County Health & Education RB for Jenners Pond Inc. Project Series 2002
3,000,000	7.625	07/01/34	3,344,400
Chester Economic Development Authority RB GTD Series 2004
8,640,000	7.000	03/01/19	9,444,384
Cumberland County Municipal Authority Retirement Community RB Prerefunded Wesley Series 2002 A(d)
3,610,000	7.250	01/01/13	4,308,246
Cumberland County Municipal Authority Retirement Community RB Unrefunded Balance Wesley Series 2002 A
1,390,000	7.250	01/01/35	1,483,686
Delaware County IDA RB Refunding for Residential Recovery Facilities Series 1997 A (BB+/Ba2)
32,100,000	6.100	07/01/13	33,507,264
Fulton County IDA RB for Medical Center Project Series 2006
1,500,000	5.875	07/01/31	1,487,145
2,000,000	5.900	07/01/40	1,976,520
Lehigh County General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa1)
11,500,000	5.375	08/15/33	11,809,005
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)
1,550,000	5.375	11/15/34	1,609,582
Montgomery County IDA RB for Whitemarsh Continued Care Project Series 2005
1,720,000	5.125	02/01/12	1,730,458
1,775,000	5.300	02/01/13	1,798,554
2,000,000	6.125	02/01/28	2,099,080
New Morgan IDA Solid Waste Disposal RB for New Morgan Landfill Co. Inc. Project Series 1994 (AMT) (BB-/Caa1)(a)
8,115,000	6.500	04/01/19	8,149,245

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
$9,500,000	6.375%	11/01/41	$10,084,725
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 A (AMT) (B2)
6,150,000	6.750	12/01/36	6,548,397
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 B Converted 12/22/04 (AMT) (B2)
36,500,000	6.750	12/01/36	38,864,470
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2003 A (AMT) (B2)
2,000,000	6.750	12/01/36	2,129,560
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward Series 2001 A (AMT) (B2)
18,500,000	6.750	12/01/36	19,698,430
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
1,410,000	5.000	05/01/24	1,472,280
675,000	5.000	05/01/25	704,302
Philadelphia Gas Works RB Eighteenth Series 2004 (CIFG) (AAA/Aaa)
3,195,000	5.000	08/01/14	3,357,721
3,350,000	5.000	08/01/15	3,501,654
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.150	07/01/14	465,250
4,825,000	6.200	07/01/17	4,360,642
6,155,000	6.250	07/01/20	5,450,068
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)
2,275,000	5.375	11/15/34	2,377,011

			250,053,769

Puerto Rico – 1.3%
Childrens Trust Fund RB for Tobacco Settlement Series 2000 II-R-39 (RITES) (AAA)(c)(d)
3,115,000	7.544	07/01/10	3,361,895
Puerto Rico Commonwealth GO Bonds Series 2003 PA 1138R (MBIA) (RITES) (AAA)(a)(c)
7,500,000	6.015	01/01/07	7,891,350
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 G (BBB+/Baa2)
1,000,000	5.000	07/01/42	1,001,130
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2004 J (BBB+/Baa2)
2,000,000	5.125	07/01/39	2,033,880
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2005 K (BBB+/Baa2)
3,230,000	5.000	07/01/30	3,267,662
5,840,000	5.000	07/01/35	5,895,188
12,915,000	5.000	07/01/40	12,932,952
Puerto Rico Commonwealth Infrastructure Financing Authority RB Series 2005 B (BBB/Baa2)
13,000,000	5.000	07/01/41	12,999,090
Puerto Rico Industrial Medical & Environmental PCRB Financing Authority Special Facilities for American Airlines Series 1985 A (CCC/Caa2)
5,400,000	6.450	12/01/25	4,951,746
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G. Mendez University System Project Series 2006 (BBB-)
6,285,000	5.000	03/01/36	6,245,970
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Baa3)(a)
9,100,000	5.750	02/01/12	9,759,841
Puerto Rico Public Finance Corp. RB for Residential Certificates Series 2001 520 (MBIA) (Aaa)(c)
3,225,000	8.430	08/01/16	4,033,249

			74,373,953

Rhode Island – 0.7%
Rhode Island Industrial Facilities Corp. Solid Waste Disposal RB for Waste Management, Inc. Series 2004 A (AMT) (BBB)(a)
3,000,000	4.620	04/01/16	3,000,000
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)(d)
2,840,000	6.000	09/15/08	2,983,278
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed Bonds Series 2002 A (BBB/Baa3)
4,955,000	6.000	06/01/23	5,187,043
7,500,000	6.125	06/01/32	7,847,850
20,340,000	6.250	06/01/42	21,306,353

			40,324,524

South Carolina – 1.8%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-) (b)
15,000,000	0.000	01/01/33	1,425,900
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
4,300,000	6.125	10/01/17	4,463,228
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 A
5,268,000	6.875	11/01/35	5,235,022
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 B
5,046,000	6.125	11/01/14	5,008,660
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (Baa2)(d)
8,750,000	7.125	12/15/10	10,077,637

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

South Carolina – (continued)
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (BBB+/Baa1)
$10,000,000	6.250%	08/01/31	$10,719,600
South Carolina Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
19,510,000	6.000	05/15/22	20,428,531
Tobacco Settlement Management Authority RB Series 2001 B (BBB/Baa3)
35,695,000	6.375	05/15/28	38,137,609
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B/B2)
11,430,000	5.700	01/01/24	11,439,944

			106,936,131

Tennessee – 0.8%
Chattanooga Health, Educational & Housing Facilities Board RB for CDFI Phase I LLC Project Series 2005 A (BBB-)
5,000,000	5.000	10/01/25	4,895,900
9,750,000	5.125	10/01/35	9,529,260
Elizabethton Health and Educational Facilities Board RB Series 2001 PA 813 (RITES)(c)
6,000,000	11.680	07/01/33	8,058,480
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa2)
10,225,000	5.500	07/01/36	10,594,736
Johnson City Health and Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
1,000,000	6.250	02/15/32	1,026,080
Shelby County Health Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Prerefunded Series 2002 (A-/A3)(d)
935,000	6.000	09/01/12	1,042,993
Shelby County Health Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Refunded Balance Series 2002 (A-/A3)(d)
1,565,000	6.000	09/01/12	1,745,757
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A
2,000,000	5.625	09/01/26	1,976,900
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA) (a)(c)(d)
9,190,000	7.989	09/01/12	10,025,555
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA) (c)(d)
1,310,000	7.989	09/01/12	1,425,070

			50,320,731

Texas – 7.7%
Alliance Airport Authority Inc. Special Facilities RB for American Airlines Inc. Project Series 1991 (AMT) (CCC/Caa2)
13,990,000	7.000	12/01/11	13,695,650
55,395,000	7.500	12/01/29	53,471,686
Alliance Airport Authority Special Facilities RB for Fedex Corp. Project Series 2006 (AMT) (BBB/Baa2)
13,150,000	4.850	04/01/21	13,025,601
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB-)
1,200,000	6.125	07/01/22	1,264,392
1,000,000	6.300	07/01/32	1,055,510
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 A (AMT) (BBB-/Baa2)
14,375,000	7.700	04/01/33	16,703,175
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB-/Baa2)
6,800,000	7.700	03/01/32	7,905,680
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB-/Baa2) (a)
21,940,000	5.750	11/01/11	23,272,855
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 C (AMT) (BBB-/Baa2)
9,275,000	6.750	10/01/38	10,292,282
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 D (BBB-/Baa2)(a)
3,025,000	5.400	10/01/14	3,154,470
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba1)
6,250,000	5.375	04/01/19	6,332,312
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 B (BBB-/Ba1)
10,000,000	7.750	12/01/18	10,852,100
Dallas County Flood Control District GO Bonds Series 2002(e)
6,000,000	7.250	04/01/32	6,327,420
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1992 (AMT) (CCC/Caa2)
6,000,000	7.250	11/01/30	5,635,500
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (CCC/Caa2)
41,760,000	6.000	11/01/14	37,151,784
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (AMT) (CCC/Caa2)
53,395,000	6.375	05/01/35	44,514,344
Dallas Fort Worth International Airport Facility Improvement Corp. RB Refunding for American Airlines Inc. Series 2000 C (AMT) (CCC/Caa2)(a)
15,860,000	6.150	11/01/07	15,663,019
Dallas Fort Worth International Airport RB Series 2003 A (AMBAC) (AMT) (AAA/Aaa)
1,725,000	5.000	11/01/32	1,735,712
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-1 (AMT) (CCC/Caa2)(a)
5,620,000	8.500	05/01/08	5,718,125

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Texas – (continued)
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-2 (AMT) (CCC/Caa2)(a)
$5,020,000	9.000%	05/01/15	$5,338,268
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-3 (AMT) (CCC/Caa2)
20,000,000	9.125	05/01/29	21,458,800
Georgetown Health Facilities Development Corp. RB for Georgetown Hospital Healthcare System Series 1999 (BB)
3,000,000	6.250	08/15/29	3,278,670
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
1,500,000	6.650	04/01/32	1,624,755
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare System Series 2004 A (A/A2)
2,595,000	5.000	12/01/20	2,653,024
435,000	5.000	12/01/21	443,496
1,000,000	5.125	12/01/22	1,023,300
1,000,000	5.125	12/01/23	1,021,180
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/Caa2)
1,000,000	5.700	07/15/29	882,630
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 C (AMT) (B-/Caa2)
4,730,000	5.700	07/15/29	4,174,840
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/Caa2)
3,400,000	6.750	07/01/21	3,445,730
26,660,000	6.750	07/01/29	27,018,577
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A
1,500,000	7.125	02/15/34	1,624,935
Houston Texas GO Bonds Rols RR II Series 2003 R 242 (MBIA) (AAA)(c)
6,455,000	8.100	03/01/10	7,603,990
Matagorda County Navigation District No. 1 RB for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba1)
11,000,000	5.950	05/01/30	11,247,280
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities (BBB-)
1,500,000	5.000	02/15/15	1,516,365
2,025,000	5.500	02/15/25	2,076,840
3,250,000	5.625	02/15/35	3,352,018
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
4,200,000	7.200	01/01/21	4,360,230
5,000,000	7.250	01/01/31	5,180,450
Port Corpus Christi Authority RB for Celanese Project Series 2002 B (AMT) (B/B2)
8,500,000	6.700	11/01/30	9,130,190
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Convertible 3/17/98 Series 1997 B (BBB-/Baa3)
2,500,000	5.400	04/01/18	2,598,275
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Convertible 3/17/98 Series 1997 C (BBB-/Baa3)
1,000,000	5.400	04/01/18	1,039,310
Red River Authority PCRB for Celanese Project Series 2002 B (AMT) (B/B2)
4,500,000	6.700	11/01/30	4,833,630
Red River Authority PCRB for Hoechst Celanese Corp. Project Series 1994 (B/B2)
3,000,000	5.200	05/01/07	3,003,750
Sabine River Authority PCRB for TXU Energy Co. LLC Project Series 2003 B (BBB-/Baa2)
3,000,000	6.150	08/01/22	3,260,790
Sabine River Authority PCRB VRDN for TXU Electric Co. Project Series 2001 A (BBB-/Baa2) (a)
19,040,000	5.500	11/01/11	20,109,477
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
2,000,000	6.750	05/15/21	2,149,360
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
8,650,000	5.000	07/01/20	8,593,083
9,250,000	5.000	07/01/23	9,121,332
Travis County Health Facilities Development Corp. Retirement Facilities RB for Querencia Barton Creek Project Series 2005
1,600,000	5.650	11/15/35	1,560,016
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.000	06/01/17	4,669,995

			457,166,203

U. S. Virgin Islands – 0.2%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
2,225,000	5.000	10/01/10	2,297,713
1,045,000	5.000	10/01/12	1,087,950
1,000,000	5.000	10/01/14	1,048,210
1,250,000	5.250	10/01/16	1,307,862
1,000,000	5.250	10/01/18	1,042,040
1,000,000	5.250	10/01/19	1,042,750
1,720,000	5.250	10/01/20	1,787,441
1,000,000	5.250	10/01/21	1,037,810
500,000	5.250	10/01/22	517,500
500,000	5.250	10/01/23	516,445

			11,685,721

Utah – 0.2%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
9,850,000	5.700	11/01/26	10,294,629

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Virginia – 0.6%
Bedford County IDA RB for Nekoosa Packaging Corp. Project Series 1998 (AMT) (B2)
$320,000	5.600%	12/01/25	$309,568
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.750	03/01/34	5,239,600
Chesapeake IDA PCRB for Virginia Electric & Power Project Series 1985 (BBB/Baa1)
3,250,000	5.250	02/01/08	3,278,470
Goochland County IDA RB for Nekoosa Packaging Corp. Series 1998 (AMT) (B2)
560,000	5.650	12/01/25	544,981
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/Caa1)
3,750,000	5.875	03/01/17	3,657,562
James City County Economic Development Authority Residential Care Facilities RB for Williamsburg Landing Series 2005 A
750,000	5.350	09/01/26	759,623
750,000	5.500	09/01/34	762,308
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A (BBB)(d)
1,000,000	6.100	06/01/12	1,124,170
Loudoun County IDA Residential Care Facility RB for Falcons Landing Series 2004 A
2,750,000	6.000	08/01/24	2,832,830
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.000	01/01/25	507,410
1,100,000	6.125	01/01/35	1,116,577
Pocahontas Parkway Association Toll Road RB Senior Series 1998 A (BB-/Ba3)
10,505,000	5.500	08/15/28	10,747,350
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005
1,000,000	5.000	11/01/22	990,840
1,000,000	5.250	11/01/26	1,004,930
1,000,000	5.375	11/01/32	1,008,160
Winchester IDA Residential Care Facilities RB for Westminster Canterbury Series 2005 A
1,000,000	5.200	01/01/27	998,120
1,000,000	5.300	01/01/35	999,490

			35,881,989

Washington – 0.3%
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2005 (Baa3)
600,000	5.500	12/01/15	630,420
1,175,000	5.375	12/01/22	1,203,423
1,500,000	5.500	12/01/30	1,537,770
Tobacco Settlement Authority RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
9,740,000	6.500	06/01/26	10,595,270
Washington Health Care Facilities Authority RB for Overlake Hospital Medical Center Series 2005 A (Assured Guaranty) (AAA/Aa1)
3,035,000	5.000	07/01/15	3,199,011
3,410,000	5.000	07/01/16	3,552,265

			20,718,159

West Virginia – 0.5%
Monongalia County Building Community Hospital RB for Monongalia General Hospital Series 2005 A (A-)
10,000,000	5.250	07/01/20	10,292,400
10,000,000	5.250	07/01/25	10,196,000
10,000,000	5.250	07/01/35	10,064,300

			30,552,700

Wisconsin – 0.6%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
2,165,000	6.125	06/01/27	2,283,859
16,250,000	6.375	06/01/32	17,396,275
Wisconsin Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.625	02/15/20	1,519,455
Wisconsin Health & Educational Facilities Authority RB for Beaver Dam Community Hospitals Inc. Series 2004 A
2,500,000	6.750	08/15/34	2,707,800
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
3,000,000	5.750	05/01/29	3,089,010
2,750,000	6.100	05/01/34	2,915,742
Wisconsin Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-)
3,000,000	5.100	03/01/25	2,911,470
2,800,000	5.250	03/01/35	2,706,984

			35,530,595

Wyoming – 0.3%
Converse County RB for Memorial Hospital Project Series 2000(d)
3,605,000	9.000	12/01/10	4,399,001
Sweetwater County Solid Waste Disposal RB Refunding for FMC Corp. Project Series 2005 (AMT) (BBB-/Baa3)
11,750,000	5.600	12/01/35	12,269,703

			16,668,704

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $5,578,403,035)			$5,790,582,407

Other Municipals – 2.4%

Charter Mac Equity Issuer Trust Series 2004 A-4-1 (A3)(a)(e)
$9,000,000	5.750%	04/30/15	$9,490,680
GMAC Municipal Mortgage Trust (A3)(a)(e)
7,500,000	4.800	04/30/15	7,451,325

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals – (continued)

GMAC Municipal Mortgage Trust (Baa1)(a)(e)
$5,000,000	5.500%	04/30/25	$4,930,450
GMAC Municipal Mortgage Trust(a)(e)
9,500,000	5.700	04/30/25	9,423,810
GMAC Municipal Mortgage Trust Series A (A3)(a)(e)
6,475,000	4.150	10/31/09	6,404,487
GMAC Municipal Mortgage Trust Series A-1 (A3)(a)(e)
9,625,000	4.900	10/31/14	9,684,771
GMAC Municipal Mortgage Trust Series A-2 (A3)(a)(e)
16,650,000	5.300	10/31/19	17,053,763
GMAC Municipal Mortgage Trust Series B (Baa1)(a)(e)
17,150,000	5.600	10/31/19	17,574,805
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (A3)(a)(e)
6,000,000	4.900	09/30/14	5,942,700
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-3 (A3)(a)(e)
4,000,000	4.950	09/30/12	3,993,320
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-4(a)(e)
8,000,000	5.125	09/30/15	7,984,880
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B (Baa1)(a)(e)
4,000,000	7.750	11/01/10	4,444,680
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B-2 (Baa1)(a)(e)
4,000,000	5.200	09/30/14	4,043,240
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B-3(a)(e)
6,000,000	5.300	09/30/15	6,039,480
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa2)(a)(e)
5,000,000	4.700	09/30/09	4,959,500
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-1 (Baa2)(a)(e)
3,000,000	5.400	09/30/14	2,989,830
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-2 (Baa2)(a)(e)
3,000,000	5.800	09/30/19	2,958,630
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-3(a)(e)
3,000,000	5.500	09/30/15	2,993,310
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series D(a)(e)
6,000,000	5.900	09/30/20	5,986,800
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
8,750,000	4.050	05/04/10	8,642,025

TOTAL OTHER MUNICIPALS
(Cost $142,550,786)			$142,992,486

Shares	Description	Value
Common Stock – 0.0%

Airline – 0.0%
35,376	UAL Corp.
(Cost $1,389,215)		$1,273,890

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investment(a) – 0.1%

California – 0.1%
Southern California Home Financing Authority Single Family RB VRDN Series 2006 A (AMT) (Dexia Credit Local SPA) (A-1+/Aa2)
$5,800,000	3.440%	05/08/2006	$5,800,000
(Cost $5,800,000)

TOTAL INVESTMENTS — 99.8%
(Cost $5,728,143,036)			$5,940,648,783
Other Assets in Excess of Liabilities — 0.2%			8,958,962

Net Assets — 100.0%			$5,949,607,745

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Inverse variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2006.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $147,292,431, which represents approximately 2.5% of net assets as of April 30, 2006.

(f)	Security is currently in default/Non income producing.

Security ratings disclosed, if any, are issued by Standard & Poor’s / Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Statement of Investments (continued)
April 30, 2006 (Unaudited)

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
BMA	—	Bond Market Association
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co. - Transferable Custodial Receipts
FHA	—	Insured by Federal Housing Administration
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RMKT	—	Remarketed
RITES	—	Residual Interest Tax Exempt Securities
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

ADDITIONAL INVESTMENT INFORMATION
SWAP CONTRACTS — At April 30, 2006, the Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type(a)	Counterparty	(000s)	Date	the Fund	the Fund	Gain

Interest Rate	JP Morgan	$167,000	06/02/2016	3.85%	BMA Municipal Swap Index	$2,900,595
Interest Rate	Salomon Smith Barney	168,000	06/02/2016	3.88	BMA Municipal Swap Index	2,433,050

TOTAL						$5,333,645

(a)	Represents forward starting interest rate swaps whose effective date of commencement of accruals and cash flows are June 2, 2006.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Statements of Assets and Liabilities
April 30, 2006 (Unaudited)

Short Duration
Tax-Free Fund

Assets:

Investment in securities, at value (identified cost $386,536,029, $35,626,145, $10,551,160, $398,928,628, and $5,728,143,036, respectively)	$382,038,539
Cash	8,058,199
Collateral for swap contracts	—
Receivables:
Interest, net of allowances	5,833,615
Fund shares sold	376,184
Investment securities sold	—
Swap contracts, at value	312,639
Reimbursement from adviser	41,360
Deferred organization expenses, net	—
Other assets	5,306

Total assets	396,665,842

Liabilities:

Due to custodian	—
Payables:
Investment securities purchased	2,923,910
Fund shares repurchased	303,884
Income distribution	211,316
Amounts owed to affiliates	170,962
Accrued Offering Expense	—
Accrued expenses and other liabilities	109,475

Total liabilities	3,719,547

Net Assets:

Paid-in capital	407,938,575
Accumulated undistributed (distributions in excess of) net investment income	(83,420)
Accumulated net realized gain (loss) on investment transactions	(10,724,009)
Net unrealized gain (loss) on investments	(4,184,851)

NET ASSETS	$392,946,295

Net assets:
Class A	$104,700,316
Class B	2,167,349
Class C	7,516,555
Institutional	278,507,041
Service	55,034

Shares outstanding:
Class A	10,337,029
Class B	214,152
Class C	742,083
Institutional	27,509,821
Service	5,438

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	38,808,523

Net asset value, offering and redemption price per share:(a)
Class A	$10.13
Class B	10.12
Class C	10.13
Institutional	10.12
Service	10.12

(a)	Maximum public offering price per share for Class A Shares of Short Duration Tax-Free (NAV per share multiplied by 1.0204) and for Class A Shares of California Intermediate AMT-Free, New York Intermediate AMT-Free, Municipal Income and High Yield Municipal Funds (NAV per share multiplied by 1.0471) is $10.34, $10.40, $10.41, $16.24 and $11.79 respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

California	New York
Intermediate	Intermediate
AMT-Free	AMT-Free	Municipal	High Yield
Municipal Fund	Municipal Fund	Income Fund	Municipal Fund

$35,435,118	$10,485,987	$414,242,470	$5,940,648,783
—	26,018	2,490,366	33,950,017
—	—	—	2,036,101

482,075	133,742	7,129,475	132,346,749
690,169	150,000	972,973	24,230,265
—	—	814,705	21,349,251
—	—	309,803	5,333,645
17,994	13,190	55,828	121,550
27,627	27,965	—	—
120	—	4,641	58,470

36,653,103	10,836,902	426,020,261	6,160,074,831

753,209	—	—	—

522,175	425,944	10,288,668	191,661,881
1,001,440	—	1,201,598	9,778,626
40,037	6,049	509,522	5,033,622
22,312	5,043	277,192	3,688,178
32,232	32,232	—	—
47,586	54,002	123,789	304,779

2,418,991	523,270	12,400,769	210,467,086

34,477,469	10,378,890	402,964,162	5,728,167,662
(1,467)	—	(145,810)	3,417,448
(50,863)	(85)	(4,822,505)	183,243
(191,027)	(65,173)	15,623,645	217,839,392

$34,234,112	$10,313,632	$413,619,492	$5,949,607,745

$26,930,099	$4,232,586	$259,865,479	$2,759,127,671
—	—	12,701,191	51,067,848
179,294	10,135	8,732,608	109,445,526
7,124,719	6,070,911	131,557,923	3,029,966,700
—	—	762,291	—

2,710,812	425,952	16,757,303	245,050,167
—	—	818,857	4,535,366
18,041	1,020	562,859	9,720,967
716,783	610,797	8,484,140	269,048,758
—	—	48,860	—

3,445,636	1,037,769	26,672,019	528,355,258

$9.93	$9.94	$15.51	$11.26
—	—	15.51	11.26
9.94	9.94	15.51	11.26
9.94	9.94	15.51	11.26
—	—	15.60	—

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Statements of Operations
For the Six Months Ended April 30, 2006 (Unaudited)

Short Duration
Tax-Free Fund

Investment income:

Interest, net of allowances	$8,057,365

Total income	8,057,365

Expenses:

Management fees	864,502
Distribution and Service fees(b)	212,173
Transfer Agent fees(b)	169,471
Custody and accounting fees	93,385
Registration fees	31,909
Printing fees	37,011
Professional fees	26,878
Offering expense	—
Trustee fees	8,223
Service share fees	136
Other	22,417

Total expenses	1,466,105

Less — expense reductions	(330,801)

Net expenses	1,135,304

NET INVESTMENT INCOME	6,922,061

Realized and unrealized gain (loss) on investment and swap transactions:

Net realized gain (loss) from:
Investment transactions	(2,942,163)
Swap contracts	(65,970)
Net change in unrealized gain (loss) on:
Investments	187,484
Swap contracts	(39,418)

Net realized and unrealized gain (loss) on investment and swap transactions	(2,860,067)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,061,994

(a)	California Intermediate AMT-Free Municipal and New York Intermediate AMT-Free Municipal Funds commenced operations on November 1, 2005.
(b)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Short Duration Tax-Free	$159,889	$11,773	$40,511	$102,329	$1,884	$6,482	$58,765	$11
California Intermediate AMT-Free Municipal	25,800	—	211	16,513	—	33	1,236	—
New York Intermediate AMT-Free Municipal	2,293	—	49	1,468	—	7	1,111	—
Municipal Income	301,560	68,101	41,234	192,999	10,896	6,597	25,791	69
High Yield Municipal	3,122,334	251,141	490,908	1,998,294	40,182	78,545	541,148	—
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

California	New York
Intermediate	Intermediate
AMT-Free	AMT-Free	Municipal	High Yield
Municipal Fund(a)	Municipal Fund(a)	Income Fund	Municipal Fund

$564,417	$147,722	$9,982,713	$152,543,812

564,417	147,722	9,982,713	152,543,812

60,459	16,648	1,079,136	14,389,390
26,011	2,342	410,895	3,864,383
17,782	2,586	236,352	2,658,169
19,496	14,880	97,204	378,989
50,873	48,539	56,744	103,121
14,998	12,893	35,728	123,534
24,712	29,235	28,879	30,215
32,232	32,232	—	—
8,223	8,223	8,223	8,223
—	—	864	—
14,149	13,916	21,027	62,020

268,935	181,494	1,975,052	21,618,044

(165,802)	(162,263)	(345,641)	(1,185,025)

103,133	19,231	1,629,411	20,433,019

461,284	128,491	8,353,302	132,110,793

(50,863)	(85)	1,052,605	21,862,055
—	—	333,901	6,099,131

(191,027)	(65,173)	(3,413,379)	42,119,220
—	—	(291,521)	(4,531,129)

(241,890)	(65,258)	(2,318,394)	65,549,277

$219,394	$63,233	$6,034,908	$197,660,070

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Statements of Changes in Net Assets

	Short Duration Tax-Free Fund

	For the
	Six Months Ended	For the
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

From operations:

Net investment income	$6,922,061	$14,006,228
Net realized gain (loss) from investment and swap transactions	(3,008,133)	(3,111,978)
Net change in unrealized gain (loss) on investment and swap transactions	148,066	(7,235,690)

Net increase in net assets resulting from operations	4,061,994	3,658,560

Distributions to shareholders:

From net investment income
Class A Shares	(1,883,325)	(4,148,187)
Class B Shares	(27,636)	(64,159)
Class C Shares	(89,083)	(213,391)
Institutional Shares	(4,886,675)	(9,692,673)
Service Shares	(768)	(1,251)

Total distributions to shareholders	(6,887,487)	(14,119,661)

From share transactions:

Proceeds from sales of shares	92,516,180	178,419,279
Proceeds received in connection with merger	—	—
Reinvestment of dividends and distributions	5,638,631	11,564,706
Cost of shares repurchased(b)	(170,169,745)	(332,407,892)

Net increase (decrease) in net assets resulting from share transactions	(72,014,934)	(142,423,907)

NET INCREASE (DECREASE)	(74,840,427)	(152,885,008)

Net assets:

Beginning of period	467,786,722	620,671,730

End of period	$392,946,295	$467,786,722

Accumulated undistributed (distributions in excess of) net investment income	$(83,420)	$(117,994)

(a)	California Intermediate AMT-Free Municipal and New York Intermediate AMT-Free Municipal Funds commenced operations on November 1, 2005.
(b)	Net of $24,728 and $20,934 in redemption fees remitted to the Municipal Income Fund for the periods ended April 30, 2006 and October 31, 2005, respectively.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

California Intermediate	New York Intermediate
AMT-Free Municipal Fund	AMT-Free Municipal Fund	Municipal Income Fund		High Yield Municipal Fund

For the	For the	For the		For the
Six Months Ended	Six Months Ended	Six Months Ended	For the	Six Months Ended	For the
April 30, 2006	April 30, 2006	April 30, 2006	Year Ended	April 30, 2006	Year Ended
(Unaudited)(a)	(Unaudited)(a)	(Unaudited)	October 31, 2005	(Unaudited)	October 31, 2005

$461,284	$128,491	$8,353,302	$14,891,853	$132,110,793	$198,273,384
(50,863)	(85)	1,386,506	466,007	27,961,186	9,607,511
(191,027)	(65,173)	(3,704,900)	(3,025,420)	37,588,091	50,687,703

219,394	63,233	6,034,908	12,332,440	197,660,070	258,568,598

(351,865)	(29,890)	(5,009,300)	(9,136,905)	(59,164,523)	(89,601,188)
—	—	(231,918)	(472,770)	(1,004,719)	(2,010,115)
(551)	(122)	(140,420)	(229,418)	(1,954,912)	(2,901,299)
(110,335)	(98,479)	(2,916,785)	(5,327,223)	(69,239,565)	(105,930,956)
—	—	(6,887)	(13,073)	—	—

(462,751)	(128,491)	(8,305,310)	(15,179,389)	(131,363,719)	(200,443,558)

46,800,489	10,343,866	95,423,694	314,381,656	1,494,941,387	2,422,682,360
—	—	—	59,489,535	—	—
264,088	107,034	5,177,859	9,483,272	101,942,790	155,081,432
(12,587,108)	(72,010)	(75,117,656)	(250,122,559)	(655,256,702)	(823,023,189)

34,477,469 10	,378,890 25,48	3,897 133,23	1,904 941,6	27,475 1,754,7	40,603

34,234,112	10,313,632	23,213,495	130,384,955	1,007,923,826	1,812,865,643

—	—	390,405,997	260,021,042	4,941,683,919	3,128,818,276

$34,234,112	$10,313,632	$413,619,492	$390,405,997	$5,949,607,745	$4,941,683,919

$(1,467)	$—	$(145,810)	$(193,802)	$3,417,448	$2,670,374

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements
April 30, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Short Duration Tax-Free Fund, the Goldman Sachs California Intermediate AMT-Free Municipal Fund, the Goldman Sachs New York Intermediate AMT-Free Municipal Fund, the Goldman Sachs Municipal Income Fund and the Goldman Sachs High Yield Municipal Fund, (collectively, the “Funds” or individually a “Fund”). California Intermediate AMT-Free Municipal and New York Intermediate AMT-Free Municipal commenced operations on November 1, 2005. Short Duration Tax-Free and Municipal Income are diversified portfolios offering five classes of shares — Class A, Class B, Class C, Institutional and Service. California Intermediate AMT-Free Municipal and New York Intermediate AMT-Free Municipal are non-diversified portfolios offering three classes of shares — Class A and Class C and Institutional. High Yield Municipal is a non-diversified portfolio offering four classes of shares — Class A, Class B, Class C and Institutional. Class A shares of the Funds are sold with front-end sales charges of up to 2.00%, 4.50%, 4.50%, 4.50% and 4.50%, respectively. Class B shares of Short Duration Tax-Free, Municipal Income and High Yield Municipal are sold with contingent deferred sales charges that decline from 2.00% to zero, 5.00% to zero, and 5.00% to zero, respectively, depending upon the period of time that shares are held. Class C shares of the Funds are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Funds are not subject to a sales charge. Such sales loads are paid directly to Goldman, Sachs & Co. (“Goldman Sachs”) as distributor of the Funds.
     Since the Funds may invest a large percentage of their total assets in obligations of issuers within the same state, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting that state.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Market discounts, original issue discount and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.
     Net investment income (other than class specific expenses) and unrealized and realized gains or losses of the Funds are allocated daily to each class of shares of the respective Fund based upon the relative proportion of net assets of each class.
     Pursuant to applicable law and procedures adopted by the Trust’s Board of Trustees, securities transactions in portfolio securities (including futures transactions) may be effected from time to time through Goldman Sachs or an affiliate. In order for Goldman Sachs or an affiliate, acting as an agent, to effect securities or futures transactions for a Fund, the commissions, fees or other renumeration received by Goldman Sachs or an affiliate must be reasonable and fair compared to the commissions, fees or other renumerations received by other brokers in connection with comparable transactions involving similar securities or other futures contracts.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or pro rata basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees related to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees.
D. Offering Costs — Offering costs paid in connection with the offering of shares of the California Intermediate AMT-Free Municipal and the New York Intermediate AMT-Free Municipal Funds are amortized on a straight-line basis over 12 months from the date of commencement of operations.
E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually for all Funds.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or as a tax return of capital.
F. Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Interest rate swaps, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.
G. Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2006 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.
     The Funds record unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.
H. Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.
3. AGREEMENTS
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as an investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under this Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     GSAM has entered into a fee reduction commitment for the Short Duration Tax-Free, Municipal Income and High Yield Municipal Funds which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of February 28, 2006 to achieve the rates listed below.
     The rates listed below for the California Intermediate AMT-Free Municipal and New York Intermediate AMT-Free Municipal Funds have been contractual for the six months ended April 30, 2006.
     For the six months ended April 30, 2006, the Funds’ Management fees as an annual percentage rate of average daily net assets were as follows:

	Management Fee	Average Daily
Fund	Annual Rate	Net Assets

Short Duration Tax-Free	0.40%	First $1 Billion
	0.36	Next $1 Billion
	0.34	Over $2 Billion

California Intermediate AMT-Free Municipal	0.45%	First $1 Billion
	0.41	Next $1 Billion
	0.39	Over $2 Billion

New York Intermediate AMT-Free Municipal	0.45%	First $1 Billion
	0.41	Next $1 Billion
	0.39	Over $2 Billion

Municipal Income	0.55%	First $1 Billion
	0.50	Next $1 Billion
	0.48	Over $2 Billion

High Yield Municipal	0.55%	First $2 Billion
	0.50	Over $2 Billion

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

3. AGREEMENTS (continued)
     Prior to July 1, 2005, the Short Duration Tax-Free, Municipal Income and High Yield Municipal Funds’ Management fees as an annual percentage rate of average daily net assets were as follows:

Management
Fund	Fee

Short Duration Tax-Free	0.40%

Municipal Income	0.55

High Yield Municipal	0.55

     For the six months ended April 30, 2006, GSAM has voluntarily agreed to waive a portion of its Management fee for Short Duration Tax-Free and Municipal Income equal to 0.05% of their respective average daily net assets. GSAM may discontinue or modify these waivers in the future at its discretion.
     Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, taxes, Service Share fees, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the six months ended April 30, 2006, the Other Expense limitations for the Short Duration Tax-Free, California Intermediate AMT-Free Municipal, New York Intermediate AMT-Free Municipal, Municipal Income and High Yield Municipal as an annual percentage rate of average daily net assets were 0.004%, 0.044%, 0.044%, 0.004% and 0.004%, respectively.
     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% of the Funds’ average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of each Fund’s average daily net assets attributable to Class B and Class C Shares. For the six months ended April 30, 2006, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.15% of the average daily net assets attributable to the Class B Shares of Short Duration Tax-Free. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended April 30, 2006, Goldman Sachs advised the Funds that it retained the following approximate amounts:

		Contingent Deferred
		Sales Charge
	Sales Load
Fund	Class A	Class B	Class C

Short Duration Tax-Free	$1,200	$—	$—

California Intermediate AMT-Free Municipal	2,200	—	—

New York Intermediate AMT-Free Municipal	—	—	—

Municipal Income	56,400	—	—

High Yield Municipal	226,000	—	—

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2006 (Unaudited)
3. AGREEMENTS (continued)
     California Intermediate AMT-Free Municipal, New York Intermediate AMT-Free Municipal and Municipal Income will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, these Funds use a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to the Funds as a reduction in share redemptions and are reflected on the Statement of Changes in Net Assets. Redemption fees are credited to Paid-in capital and are allocated to each share class of the Funds on a pro rata basis.
     Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. The fees charged for such Transfer Agency services are calculated daily and payable monthly at an annual rate as follows: 0.16% of Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Short Duration Tax-Free, Municipal Income and High Yield Municipal Funds, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net assets of the Service Shares.
     For the six months ended April 30, 2006, GSAM and Goldman Sachs have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction of the Funds’ expenses. These expense reductions were as follows (in thousands):

	Fee Waivers

		Class B	Other
		Distribution	Expense	Custody	Total Expense
Fund	Management	and Service	Reimbursement	Fee Reduction	Reductions

Short Duration Tax-Free	$109	$2	$211	$9	$331

California Intermediate AMT-Free Municipal	—	—	159	7	166

New York Intermediate AMT-Free Municipal	—	—	158	4	162

Municipal Income	98	—	240	8	346

High Yield Municipal	513	—	599	73	1,185

     At April 30, 2006, the amounts owed to affiliates of the Trust were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Short Duration Tax-Free	$116	$30	$25	$171

California Intermediate AMT-Free Municipal	12	6	4	22

New York Intermediate AMT-Free Municipal	3	1	1	5

Municipal Income	167	70	40	277

High Yield Municipal	2,511	696	481	3,688

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2006, were as follows (in thousands):

Fund	Purchases	Sales and Maturities

Short Duration Tax-Free	$115,666,149	$202,267,080

California Intermediate AMT-Free Municipal	42,397,048	8,062,346

New York Intermediate AMT-Free Municipal	9,932,437	379,947

Municipal Income	62,711,794	46,074,043

High Yield Municipal	2,059,224,288	1,030,723,260

5. LINE OF CREDIT FACILITY
The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the six months ended April 30, 2006, the Funds did not have any borrowings under this facility.
6. TAX INFORMATION
As of the Funds’ most recent fiscal year end, October 31, 2005, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows.

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal

Capital loss carryforward:(1)
Expiring 2007	$(183,057)	$(736,796)	$—
Expiring 2008	(1,858,014)	(3,726,522)	—
Expiring 2011	—	(872,080)	(3,914,571)
Expiring 2012	(2,563,121)	(873,613)	(23,410,699)
Expiring 2013	(3,111,684)	—	—

Total capital loss carryforward	$(7,715,876)	$(6,209,011)	$(27,325,270)
Timing differences (dividends payable)	(210,684)	(499,775)	(4,519,063)

(1)	Expiration occurs on October 31 of the year indicated. Utilization on these losses may be limited under the Code.
     At April 30, 2006, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

		California	New York
	Short Duration	Intermediate	Intermediate	Municipal	High Yield
	Tax-Free	AMT-Free Municipal	AMT-Free Municipal	Income	Municipal

Tax Cost	$386,473,383	$35,626,145	$10,551,160	$398,579,906	$5,716,751,563

Gross unrealized gain	18,772,064	43,573	756	36,173,035	587,655,878
Gross unrealized loss	(23,206,908)	(234,600)	(65,929)	(20,510,471)	(363,758,658)

Net unrealized security gain (loss)	$(4,434,844)	$(191,027)	$(65,173)	$15,662,564	$223,897,220

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2006 (Unaudited)
6. TAX INFORMATION (continued)
     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, accretion of market discount, amortization of premium and the tax treatment of partnership investments for book accounting purposes.
7. OTHER MATTERS
Mergers and Reorganizations — At a meeting held on November 4, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Expedition Tax-Free Investment Grade Bond Fund by the Goldman Sachs Municipal Income Fund. The acquisition was completed on February 28, 2005 as of the close of business on February 25, 2005.
     Pursuant to the Agreement, the assets and liabilities of the Expedition Tax-Free Investment Grade Bond Fund (“Acquired Fund”) Institutional Class, Class A and Class B were transferred into the Goldman Sachs Municipal Income Fund (“Survivor Fund”) Institutional Class, Class A and Class B, respectively, in a tax free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of February 25, 2005

Goldman Sachs Municipal Income Class A/Expedition Tax-Free Investment Grade Bond Class A	22,516	$354,853	33,157

Goldman Sachs Municipal Income Class B/Expedition Tax-Free Investment Grade Bond Class B	13,804	217,561	20,322

Goldman Sachs Municipal Income Institutional Class/Expedition Tax-Free Investment Grade Bond Institutional Class	3,740,766	58,917,121	5,500,562

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s		Aggregate
	Aggregate	Aggregate	Acquired	Net Assets
	Net Assets	Net Assets	Fund’s	Immediately
	Before	Before	Unrealized	After
Survivor/Acquired Fund	Acquisition	Acquisition	Appreciation	Acquisition

Goldman Sachs Municipal Income/Expedition Tax-Free Investment Grade Bond	$380,232,783	$59,489,535	$3,814,099	$439,722,318

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds including the Short Duration Tax-Free, Municipal Income and High Yield Municipal Funds, and the Trustees and Officers of the Goldman Sachs Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The Short Duration Tax-Free, Municipal Income and High Yield Municipal Funds along with certain other investment portfolios of the Trust, were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

7. OTHER MATTERS (continued)
excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision.
     Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2006 (Unaudited)
8. SUMMARY OF SHARE TRANSACTIONS
Share activity is as follows:

	Short Duration Tax-Free

	For the Six Months Ended		For the Year Ended
	April 30, 2006 (Unaudited)		October 31, 2005

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,437,502	$45,154,561	9,460,762	$97,337,331
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	151,538	1,540,579	336,460	3,456,711
Shares converted from Class B(a)	1,247	12,705	2,479	25,438
Shares repurchased	(8,713,261)	(88,631,363)	(13,479,149)	(138,499,236)

	(4,122,974)	(41,923,518)	(3,679,448)	(37,679,756)

Class B Shares
Shares sold	824	8,369	11,465	118,530
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	1,823	18,515	4,176	42,868
Shares converted to Class A(a)	(1,248)	(12,705)	(2,481)	(25,438)
Shares repurchased	(43,648)	(443,895)	(201,643)	(2,073,419)

	(42,249)	(429,716)	(188,483)	(1,937,459)

Class C Shares
Shares sold	39,320	399,565	125,695	1,295,839
Reinvestment of dividends and distributions	4,655	47,330	11,746	120,694
Shares repurchased	(227,768)	(2,317,870)	(971,195)	(9,996,909)

	(183,793)	(1,870,975)	(833,754)	(8,580,376)

Institutional Shares
Shares sold	4,621,467	46,953,685	7,764,067	79,667,579
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	396,856	4,031,439	773,703	7,943,180
Shares repurchased	(7,758,152)	(78,776,474)	(17,689,673)	(181,838,311)

	(2,739,829)	(27,791,350)	(9,151,903)	(94,227,552)

Service Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	76	768	122	1,253
Shares repurchased	(14)	(143)	(2)	(17)

	62	625	120	1,236

NET INCREASE (DECREASE)	(7,088,783)	$(72,014,934)	(13,853,468)	$(142,423,907)

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Commencement date of operations was November 1, 2005 for all shares of classes.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

California Intermediate		New York Intermediate
AMT-Free Municipal		AMT-Free Municipal

For the Six Months Ended		For the Six Months Ended
April 30, 2006 (Unaudited)(b)		April 30, 2006 (Unaudited)(b)

Shares	Dollars	Shares	Dollars

3,370,971	$33,735,556	431,501	$4,314,964
—	—	—	—
21,636	216,173	1,486	14,831
—	—	—	—
(681,795)	(6,815,102)	(7,035)	(70,000)

2,710,812	27,136,627	425,952	4,259,795

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

18,027	179,842	1,008	10,075
14	140	12	122
—	—	—	—

18,041	179,982	1,020	10,197

1,287,694	12,885,091	601,792	6,018,827
—	—	—	—
4,779	47,775	9,205	92,081
(575,690)	(5,772,006)	(200)	(2,010)

716,783	7,160,860	610,797	6,108,898

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

3,445,636	$34,477,469	1,037,769	$10,378,890

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2006 (Unaudited)
8. SUMMARY OF SHARE TRANSACTIONS (continued)
Share activity is as follows:

	Municipal Income

	For the Six Months Ended		For the Year Ended
	April 30, 2006 (Unaudited)		October 31, 2005

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,981,532	$62,185,557	12,169,621	$191,257,618
Shares issued in connection with merger	—	—	22,516	354,853
Reinvestment of dividends and distributions	278,077	4,344,112	500,799	7,873,953
Shares converted from Class B(a)	7,597	119,016	17,426	273,549
Shares repurchased	(2,912,768)	(45,480,261)	(8,739,244)	(136,957,291)

	1,354,438	21,168,424	3,971,118	62,802,682

Class B Shares
Shares sold	75,399	1,179,200	139,704	2,198,044
Shares issued in connection with merger	—	—	13,804	217,561
Reinvestment of dividends and distributions	10,523	164,457	21,238	333,886
Shares converted to Class A(a)	(7,597)	(119,016)	(17,426)	(273,549)
Shares repurchased	(143,437)	(2,243,948)	(173,761)	(2,732,543)

	(65,112)	(1,019,307)	(16,441)	(256,601)

Class C Shares
Shares sold	79,682	1,246,909	227,183	3,575,890
Reinvestment of dividends and distributions	6,850	107,037	10,409	163,741
Shares repurchased	(28,490)	(444,497)	(105,023)	(1,651,312)

	58,042	909,449	132,569	2,088,319

Institutional Shares
Shares sold	1,941,800	30,364,288	7,497,869	117,349,953
Shares issued in connection with merger	—	—	3,740,766	58,917,121
Reinvestment of dividends and distributions	35,932	561,352	70,694	1,111,096
Shares repurchased	(1,725,088)	(26,948,950)	(6,937,929)	(108,760,950)

	252,644	3,976,690	4,371,400	68,617,220

Service Shares
Shares sold	28,700	447,740	9	151
Reinvestment of dividends and distributions	57	901	38	596
Shares repurchased	—	—	(1,285)	(20,463)

	28,757	448,641	(1,238)	(19,716)

NET INCREASE (DECREASE)	1,628,769	$25,483,897	8,457,408	$133,231,904

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Commencement date of operations was November 1, 2005 for all shares of classes.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

High Yield Municipal

For the Six Months Ended		For the Year Ended
April 30, 2006 (Unaudited)		October 31, 2005

Shares	Dollars	Shares	Dollars

65,121,272	$732,313,896	103,014,985	$1,144,128,341
—	—	—	—
3,970,033	44,672,193	5,926,748	65,979,887
3,987	45,208	6,022	67,289
(27,942,359)	(313,634,270)	(43,879,461)	(487,691,984)

41,152,933	463,397,027	65,068,294	722,483,533

265,749	2,994,175	538,020	5,959,362
—	—	—	—
57,538	647,477	110,349	1,227,492
(3,983)	(45,208)	(6,022)	(67,289)
(222,431)	(2,503,650)	(631,798)	7,020,979)

96,873	1,092,794	10,549	98,586

2,351,027	26,504,254	2,832,934	31,482,755
105,208	1,184,004	155,556	1,731,277
(611,033)	(6,861,298)	(734,229)	(8,170,264)

1,845,202	20,826,960	2,254,261	25,043,768

65,191,231	733,129,062	111,740,477	1,241,111,902
—	—	—	—
4,924,080	55,439,116	7,730,710	86,142,776
(29,740,855)	(332,257,484)	(28,823,876)	(320,139,962)

40,374,456	456,310,694	90,647,311	1,007,114,716

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

83,469,464	$941,627,475	157,980,418	$1,754,740,603

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net
	beginning	investment		and unrealized	investment	investment
Year - Share Class	of period	income(a)		gain (loss)	operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2006 - A	$10.20	$0.15		$(0.07)	$0.08	$(0.15)
2006 - B	10.19	0.15		(0.10)	0.05	(0.12)
2006 - C	10.20	0.12		(0.08)	0.04	(0.11)
2006 - Institutional	10.19	0.17		(0.07)	0.10	(0.17)
2006 - Service	10.19	0.14		(0.07)	0.07	(0.14)
FOR THE YEARS ENDED OCTOBER 31,

2005 - A	10.39	0.24		(0.18)	0.06	(0.25)
2005 - B	10.38	0.18		(0.18)	(0.00)	(0.19)
2005 - C	10.39	0.16		(0.18)	(0.02)	(0.17)
2005 - Institutional	10.39	0.28		(0.19)	0.09	(0.29)
2005 - Service	10.38	0.23		(0.18)	0.05	(0.24)

2004 - A	10.45	0.19		(0.06)	0.13	(0.19)
2004 - B	10.44	0.12		(0.05)	0.07	(0.13)
2004 - C	10.45	0.11		(0.06)	0.05	(0.11)
2004 - Institutional	10.44	0.23		(0.05)	0.18	(0.23)
2004 - Service	10.44	0.17		(0.05)	0.12	(0.18)

2003 - A	10.36	0.17		0.10	0.27	(0.18)
2003 - B	10.35	0.11		0.10	0.21	(0.12)
2003 - C	10.36	0.10		0.09	0.19	(0.10)
2003 - Institutional	10.36	0.21		0.09	0.30	(0.22)
2003 - Service	10.34	0.15		0.12	0.27	(0.17)

2002 - A	10.26	0.26	(d)	0.12 (d)	0.38	(0.28)
2002 - B	10.25	0.21	(d)	0.10 (d)	0.31	(0.21)
2002 - C	10.26	0.18	(d)	0.12 (d)	0.30	(0.20)
2002 - Institutional	10.25	0.31	(d)	0.12 (d)	0.43	(0.32)
2002 - Service	10.24	0.26	(d)	0.10 (d)	0.36	(0.26)

2001 - A	9.94	0.38		0.33	0.71	(0.39)
2001 - B	9.94	0.32		0.32	0.64	(0.33)
2001 - C	9.94	0.29		0.34	0.63	(0.31)
2001 - Institutional	9.94	0.42		0.32	0.74	(0.43)
2001 - Service	9.92	0.38		0.32	0.70	(0.38)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

							Ratios assuming no
							expense reductions

					Ratio of net		Ratio of		Ratio of net
		Net assets	Ratio of net		investment		total		investment
Net asset		at end of	expenses to		income to		expenses		income to		Portfolio
value, end	Total	period	average net		average net		to average		average net		turnover
of period	return(b)	(in 000s)	assets		assets		net assets		assets		rate

$10.13	0.78%	$104,700	0.76	%(c)	2.96	%(c)	0.91	%(c)	2.81	%(c)	27%
10.12	0.48	2,167	1.36	(c)	2.95	(c)	1.66	(c)	2.65	(c)	27
10.13	0.41	7,517	1.51	(c)	2.38	(c)	1.66	(c)	2.23	(c)	27
10.12	0.96	278,507	0.39	(c)	3.34	(c)	0.54	(c)	3.19	(c)	27
10.12	0.71	55	0.89	(c)	2.83	(c)	1.04	(c)	2.68	(c)	27

10.20	0.56	147,425	0.78		2.37		0.91		2.24		46
10.19	(0.04)	2,612	1.38		1.77		1.66		1.49		46
10.20	(0.19)	9,440	1.53		1.61		1.66		1.48		46
10.19	0.86	308,255	0.39		2.77		0.52		2.64		46
10.19	0.45	55	0.89		2.27		1.02		2.14		46

10.39	1.25	188,487	0.79		1.80		0.90		1.69		37
10.38	0.64	4,619	1.39		1.20		1.65		0.94		37
10.39	0.49	18,283	1.54		1.04		1.65		0.93		37
10.39	1.75	409,228	0.39		2.20		0.50		2.09		37
10.38	1.15	55	0.89		1.70		1.00		1.59		37

10.45	2.62	204,838	0.80		1.66		0.92		1.54		43
10.44	2.01	6,536	1.40		1.09		1.67		0.82		43
10.45	1.86	30,057	1.55		0.94		1.67		0.82		43
10.44	2.93	438,884	0.40		1.99		0.52		1.87		43
10.44	2.62	74	0.90		1.45		1.02		1.33		43

10.36	3.72	118,906	0.79		2.57	(d)	1.02		2.34	(d)	31
10.35	3.10	5,111	1.39		2.01	(d)	1.77		1.63	(d)	31
10.36	2.94	27,937	1.54		1.80	(d)	1.77		1.57	(d)	31
10.36	4.23	103,273	0.39		3.00	(d)	0.62		2.77	(d)	31
10.34	3.62	72	0.89		2.53	(d)	1.12		2.30	(d)	31

10.26	7.27	38,891	0.79		3.73		1.25		3.27		69
10.25	6.53	2,382	1.39		3.22		2.00		2.61		69
10.26	6.48	3,842	1.54		2.94		2.00		2.48		69
10.25	7.60	48,114	0.39		4.19		0.85		3.73		69
10.24	7.18	41	0.89		3.75		1.35		3.29		69

GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	Net asset
	beginning	investment	and unrealized	investment	investment	value, end
Year - Share Class	of period	income(a)	loss	operations	income	of period

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2006 - A (commenced November 1, 2005)	$10.00	$0.17	$(0.08)	$0.09	$(0.16)	$9.93
2006 - C (commenced November 1, 2005)	10.00	0.13	(0.07)	0.06	(0.12)	9.94
2006 - Institutional (commenced November 1, 2005)	10.00	0.18	(0.06)	0.12	(0.18)	9.94

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(c)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND

						Ratios assuming no
						expense reductions

				Ratio of net		Ratio of		Ratio of net
	Net assets	Ratio of net		investment		total		investment
	at end of	expenses to		income to		expenses		income to		Portfolio
Total	period	average net		average net		to average		average net		turnover
return(b)	(in 000s)	assets		assets		net assets		assets		rate

0.91%	$26,930	0.85	%(c)	3.39	%(c)	1.91	%(c)	2.33	%(c)	28%
0.64	179	1.65	(c)	2.62	(c)	2.57	(c)	1.63	(c)	28
1.21	7,125	0.53	(c)	3.57	(c)	2.32	(c)	1.74	(c)	28

GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	Net asset
	beginning	investment	and unrealized	investment	investment	value, end
Year - Share Class	of period	income(a)	loss	operations	income	of period

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2006 - A (commenced November 1, 2005)	$10.00	$0.16	$(0.06)	$0.10	$(0.16)	$9.94
2006 - C (commenced November 1, 2005)	10.00	0.12	(0.06)	0.06	(0.12)	9.94
2006 - Institutional (commenced November 1, 2005)	10.00	0.18	(0.07)	0.11	(0.17)	9.94

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(c)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND

						Ratios assuming no
						expense reductions

				Ratio of net		Ratio of		Ratio of net
	Net assets	Ratio of net		investment		total		investment
	at end of	expenses to		income to		expenses		income to		Portfolio
Total	period	average net		average net		to average		average net		turnover
return(b)	(in 000s)	assets		assets		net assets		assets		rate

0.96%	$4,233	0.90	%(c)	3.27	%(c)	4.36	%(c)	(0.30	)%(c)	5%
0.61	10	1.65	(c)	2.43	(c)	6.23	(c)	(2.27	)(c)	5
1.15	6,071	0.53	(c)	3.54	(c)	5.08	(c)	(1.11	)(c)	5

GOLDMAN SACHS MUNICIPAL INCOME FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from					Distributions
		investment operations					to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net	Net asset
	beginning	investment		and unrealized		investment	investment	value, end
Year - Share Class	of period	income(a)		gain (loss)		operations	income	of period

FOR THE PERIOD ENDED APRIL 30, (Unaudited)

2006 - A	$15.59	$0.32		$(0.08)		$0.24	$(0.32)	$15.51
2006 - B	15.59	0.26		(0.08)		0.18	(0.26)	15.51
2006 - C	15.60	0.27		(0.10)		0.17	(0.26)	15.51
2006 - Institutional	15.59	0.35		(0.08)		0.27	(0.35)	15.51
2006 - Service	15.68	0.47		(0.24)		0.23	(0.31)	15.60
FOR THE YEARS ENDED OCTOBER 31,

2005 - A	15.68	0.63		(0.08)		0.55	(0.64)	15.59
2005 - B	15.68	0.51		(0.08)		0.43	(0.52)	15.59
2005 - C	15.68	0.52		(0.08)		0.44	(0.52)	15.60
2005 - Institutional	15.67	0.70		(0.08)		0.62	(0.70)	15.59
2005 - Service	15.76	0.61		(0.07)		0.54	(0.62)	15.68

2004 - A	15.41	0.65		0.27		0.92	(0.65)	15.68
2004 - B	15.41	0.54		0.26		0.80	(0.53)	15.68
2004 - C	15.41	0.54		0.26		0.80	(0.53)	15.68
2004 - Institutional	15.40	0.72		0.26		0.98	(0.71)	15.67
2004 - Service	15.49	0.65		0.25		0.90	(0.63)	15.76

2003 - A	15.29	0.64		0.13		0.77	(0.65)	15.41
2003 - B	15.29	0.53		0.12		0.65	(0.53)	15.41
2003 - C	15.30	0.53		0.11		0.64	(0.53)	15.41
2003 - Institutional	15.29	0.71		0.11		0.82	(0.71)	15.40
2003 - Service	15.37	0.63		0.12		0.75	(0.63)	15.49

2002 - A	15.32	0.65	(d)	(0.01	)(d)	0.64	(0.67)	15.29
2002 - B	15.32	0.54	(d)	(0.01	)(d)	0.53	(0.56)	15.29
2002 - C	15.33	0.54	(d)	(0.01	)(d)	0.53	(0.56)	15.30
2002 - Institutional	15.32	0.71	(d)	(0.01	)(d)	0.70	(0.73)	15.29
2002 - Service	15.39	0.64	(d)	—	(d)(e)	0.64	(0.66)	15.37

2001 - A	14.48	0.67		0.82		1.49	(0.65)	15.32
2001 - B	14.49	0.56		0.81		1.37	(0.54)	15.32
2001 - C	14.50	0.56		0.81		1.37	(0.54)	15.33
2001 - Institutional	14.48	0.73		0.82		1.55	(0.71)	15.32
2001 - Service	14.53	0.61		0.88		1.49	(0.63)	15.39

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(e)	Less than $0.005 per share.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

						Ratios assuming no
						expense reductions

				Ratio of net				Ratio of net
	Net assets	Ratio of net		investment		Ratio of total		investment
	at end	expenses to		income to		expenses		income to		Portfolio
Total	of period	average net		average net		to average		average net		turnover
return(b)	(in 000s)	assets		assets		net assets		assets		rate

1.55%	$259,865	0.91	%(c)	4.17	%(c)	1.09	%(c)	3.99	%(c)	12%
1.18	12,701	1.66	(c)	3.47	(c)	1.84	(c)	3.29	(c)	12
1.11	8,733	1.66	(c)	3.51	(c)	1.84	(c)	3.33	(c)	12
1.74	131,558	0.54	(c)	4.55	(c)	0.72	(c)	4.37	(c)	12
1.49	762	1.04	(c)	6.08	(c)	1.22	(c)	5.90	(c)	12

3.55	240,123	0.93		3.99		1.09		3.83		38
2.78	13,783	1.68		3.25		1.84		3.09		38
2.85	7,873	1.68		3.24		1.84		3.08		38
4.02	128,311	0.54		4.37		0.70		4.21		38
3.49	315	1.04		3.88		1.20		3.72		38

6.09	179,223	0.94		4.21		1.12		4.03		32
5.30	14,117	1.69		3.46		1.87		3.28		32
5.30	5,838	1.69		3.46		1.87		3.28		32
6.52	60,506	0.54		4.61		0.72		4.43		32
5.95	337	1.04		4.11		1.22		3.93		32

5.10	160,856	0.95		4.17		1.13		3.99		54
4.32	15,143	1.70		3.44		1.88		3.26		54
4.25	4,615	1.70		3.45		1.88		3.27		54
5.45	57,696	0.55		4.58		0.73		4.40		54
4.97	283	1.05		4.11		1.23		3.93		54

4.30	119,161	0.94		4.27	(d)	1.11		4.10	(d)	39
3.52	16,903	1.69		3.53	(d)	1.86		3.36	(d)	39
3.52	6,155	1.69		3.54	(d)	1.86		3.37	(d)	39
4.71	76,733	0.54		4.69	(d)	0.71		4.52	(d)	39
4.24	270	1.04		4.21	(d)	1.21		4.04	(d)	39

10.48	80,735	0.94		4.47		1.18		4.23		22
9.57	11,902	1.69		3.72		1.93		3.48		22
9.64	5,300	1.69		3.72		1.93		3.48		22
10.91	100,970	0.54		4.86		0.78		4.62		22
10.48	67	1.04		4.30		1.28		4.06		22

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations					Distributions to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net	From net
	beginning	investment		and unrealized		investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)		operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2006 - A	$11.11	$0.26		$0.15		$0.41	$(0.26)	$—	$(0.26)
2006 - B	11.11	0.30		0.07		0.37	(0.22)	—	(0.22)
2006 - C	11.11	0.26		0.11		0.37	(0.22)	—	(0.22)
2006 - Institutional	11.11	0.28		0.16		0.44	(0.29)	—	(0.29)
FOR THE YEARS ENDED OCTOBER 31,

2005 - A	10.90	0.54		0.21		0.75	(0.54)	—	(0.54)
2005 - B	10.90	0.45		0.22		0.67	(0.46)	—	(0.46)
2005 - C	10.90	0.45		0.22		0.67	(0.46)	—	(0.46)
2005 - Institutional	10.91	0.59		0.19		0.78	(0.58)	—	(0.58)

2004 - A	10.66	0.54		0.23		0.77	(0.53)	—	(0.53)
2004 - B	10.66	0.46		0.23		0.69	(0.45)	—	(0.45)
2004 - C	10.66	0.46		0.23		0.69	(0.45)	—	(0.45)
2004 - Institutional	10.66	0.59		0.23		0.82	(0.57)	—	(0.57)

2003 - A	10.34	0.54		0.33		0.87	(0.55)	—	(0.55)
2003 - B	10.34	0.47		0.32		0.79	(0.47)	—	(0.47)
2003 - C	10.34	0.47		0.32		0.79	(0.47)	—	(0.47)
2003 - Institutional	10.34	0.59		0.32		0.91	(0.59)	—	(0.59)

2002 - A	10.57	0.57	(d)	(0.19	)(d)	0.38	(0.58)	(0.03)	(0.61)
2002 - B	10.57	0.49	(d)	(0.19	)(d)	0.30	(0.50)	(0.03)	(0.53)
2002 - C	10.57	0.49	(d)	(0.19	)(d)	0.30	(0.50)	(0.03)	(0.53)
2002 - Institutional	10.57	0.61	(d)	(0.19	)(d)	0.42	(0.62)	(0.03)	(0.65)

2001 - A	10.18	0.59		0.41		1.00	(0.61)	—	(0.61)
2001 - B	10.18	0.51		0.41		0.92	(0.53)	—	(0.53)
2001 - C	10.18	0.52		0.40		0.92	(0.53)	—	(0.53)
2001 - Institutional	10.18	0.64		0.40		1.04	(0.65)	—	(0.65)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and a decrease to the ratio of net investment income to average net assets with and without expense reductions by 0.04%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

							Ratios assuming no
							expense reductions

					Ratio of net		Ratio of		Ratio of net
		Net assets	Ratio of net		investment		total		investment
Net asset		at end of	expenses to		income to		expenses		income to		Portfolio
value, end	Total	period	average net		average net		to average		average net		turnover
of period	return(b)	(in 000s)	assets		assets		net assets		assets		rate

$11.26	3.76%	$2,759,128	0.93	%(c)	4.74	%(c)	0.97	%(c)	4.70	%(c)	19%
11.26	3.38	51,068	1.68	(c)	5.30	(c)	1.73	(c)	5.25	(c)	19
11.26	3.37	109,445	1.68	(c)	4.64	(c)	1.72	(c)	4.60	(c)	19
11.26	3.95	3,029,967	0.56	(c)	5.12	(c)	0.60	(c)	5.08	(c)	19

11.11	6.99	2,264,580	0.97		4.78		0.99		4.76		28
11.11	6.20	49,299	1.72		4.05		1.75		4.02		28
11.11	6.20	87,466	1.72		4.03		1.74		4.01		28
11.11	7.31	2,540,339	0.58		5.16		0.60		5.14		28

10.90	7.40	1,513,843	0.99		5.03		1.01		5.01		41
10.90	6.60	48,286	1.74		4.29		1.76		4.27		41
10.90	6.60	61,299	1.74		4.28		1.76		4.26		41
10.91	7.93	1,505,390	0.59		5.44		0.61		5.42		41

10.66	8.59	895,711	1.00		5.21		1.03		5.18		54
10.66	7.78	45,620	1.75		4.50		1.78		4.47		54
10.66	7.78	40,624	1.75		4.48		1.78		4.45		54
10.66	9.02	934,382	0.60		5.64		0.63		5.61		54

10.34	3.66	585,882	0.99		5.41	(d)	1.04		5.36	(d)	52
10.34	2.88	40,428	1.74		4.70	(d)	1.79		4.65	(d)	52
10.34	2.88	30,696	1.74		4.68	(d)	1.79		4.63	(d)	52
10.34	4.07	470,905	0.59		5.84	(d)	0.64		5.79	(d)	52

10.57	10.05	303,622	0.99		5.68		1.08		5.59		61
10.57	9.23	32,403	1.74		4.91		1.83		4.82		61
10.57	9.23	20,359	1.74		4.94		1.83		4.85		61
10.57	10.48	277,301	0.59		6.09		0.68		6.00		61

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2006
          As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), or contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (with respect to Municipal Income Fund only); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Short Duration Tax-Free Fund				California Intermediate AMT-Free Municipal Fund				New York Intermediate AMT-Free Municipal Fund				Municipal Income Fund				High Yield Municipal Fund

				Expenses				Expenses				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	11/1/05	4/30/06		4/30/06*	11/1/05	4/30/06		4/30/06*	11/1/05	4/30/06		4/30/06*	11/1/05	4/30/06		4/30/06*	11/1/05	4/30/06		4/30/06*

Class A
Actual	$1,000	$1,007.80		$3.78	$1,000	$1,009.10		$4.23	$1,000	$1,009.60		$3.92	$1,000	$1,015.50		$4.55	$1,000	$1,037.60		$4.69
Hypothetical 5% return	1,000	1,021.03	+	3.81	1,000	1,020.59	+	4.25	1,000	1,020.89	+	3.94	1,000	1,020.28	+	4.56	1,000	1,020.19	+	4.65

Class B
Actual	1,000	1,004.80		6.76	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,011.80		8.28	1,000	1,033.80		8.47
Hypothetical 5% return	1,000	1,018.05	+	6.80	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,016.56	+	8.30	1,000	1,016.46	+	8.40

Class C
Actual	1,000	1,004.10		7.50	1,000	1,006.40		7.85	1,000	1,006.10		7.53	1,000	1,011.10		8.28	1,000	1,033.70		8.47
Hypothetical 5% return	1,000	1,017.31	+	7.55	1,000	1,016.97	+	7.89	1,000	1,017.29	+	7.57	1,000	1,016.56	+	8.30	1,000	1,016.47	+	8.39

Institutional
Actual	1,000	1,009.60		1.94	1,000	1,012.10		2.45	1,000	1,011.50		2.14	1,000	1,017.40		2.70	1,000	1,039.50		2.83
Hypothetical 5% return	1,000	1,022.86	+	1.95	1,000	1,022.35	+	2.47	1,000	1,022.66	+	2.15	1,000	1,022.12	+	2.71	1,000	1,022.02	+	2.81

Service
Actual	1,000	1,007.10		4.41	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,014.90		5.18	N/A	N/A		N/A
Hypothetical 5% return	1,000	1,020.40	+	4.44	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,019.65	+	5.20	N/A	N/A		N/A

*	Expenses for each share class are calculated using the fund’s expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 4/30/06. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service

Short Duration Tax-Free	0.76%	1.36%	1.51%	0.39%	0.89%
California Intermediate AMT-Free Municipal	0.85	N/A	1.58	0.49	N/A
New York Intermediate AMT-Free Municipal	0.79	N/A	1.51	0.43	N/A
Municipal Income	0.91	1.66	1.66	0.54	1.04
High Yield Municipal	0.93	1.68	1.68	0.56	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND
GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND
Statement Regarding Basis for Approval of Management Agreement (Unaudited)
     The Goldman Sachs California Intermediate AMT-Free Municipal Fund and New York Intermediate AMT-Free Municipal Fund (the “Funds”) are newly-organized investment portfolios of Goldman Sachs Trust (the “Trust”) that commenced investment operations on November 1, 2005.
     In connection with the Funds’ organization, the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Funds was approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on August 4, 2005 (the “Meeting”).
     At the Meeting the Trustees reviewed the Management Agreement as it applied to the Funds, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s services; the fees and expenses to be paid by each Fund; the Investment Adviser’s anticipated costs; the Investment Adviser’s potential economies of scale; the Investment Adviser’s proposal to voluntarily reimburse certain expenses of the Funds that exceeded a specified level; other benefits to be derived by the Investment Adviser and its affiliates from their relationship with the Funds; and a comparison of each Fund’s fees and expenses with those paid by other similar mutual funds.
     In connection with the Meeting, the Trustees received written materials and oral presentations, and were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon their knowledge of the Investment Adviser resulting from their meetings and other interactions throughout the year, including recent meetings at which the Trustees considered the renewal of the Investment Adviser’s management agreements for other investment portfolios of the Trust.
     In connection with their approval of the Management Agreement for the Funds, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and the other non-advisory services that would be provided by the Investment Adviser and its affiliates for the Funds. These services included services as the Funds’ transfer agent and distributor. In addition, affiliates of the Investment Adviser would receive compensation in connection with the execution of Funds’ portfolio securities transactions and sales loads on the sale of certain classes of shares offered by the Funds. The Trustees concluded that the Investment Adviser was able to provide quality services to the Funds. In this regard, the Trustees noted that, although the Funds were new and did not have a prior performance record, the Investment Adviser did have past experience in managing other municipal fixed income portfolios for the Trust. The Trustees believed that the investment returns of these other portfolios had been competitive.
     The Board of Trustees also considered the proposed contractual fee rates payable by each Fund under the Management Agreement. In this regard, information on the fees paid by each Fund and the Funds’ projected total operating expense ratios were compared to similar information for mutual funds advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and total operating expense ratios were compiled by a third-party consultant. More particularly, the analyses compared each Fund’s management fee and projected expenses to a relevant peer group and category median. In addition, the analyses compared each Fund’s other expenses to the peer group and median. The Trustees believed that this information was useful in evaluating the reasonableness of the management fees payable by the Funds.

GOLDMAN SACHS CALIFORNIA INTERMEDIATE AMT-FREE MUNICIPAL FUND
GOLDMAN SACHS NEW YORK INTERMEDIATE AMT-FREE MUNICIPAL FUND
Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
     In addition, in connection with the approval of the Management Agreement, the Board approved the following breakpoints in the contractual management fee rate for each Fund:

California Intermediate AMT-Free
Municipal Fund
New York Intermediate AMT-Free
Municipal Fund (fee rates
applied to assets of each Fund
separately)

Up to $1 billion	0.45%

Next $1 billion	0.41

Over $2 billion	0.39

     In approving these fee breakpoints, the Trustees considered information regarding the Investment Adviser’s potential economies of scale, and whether the Funds and their shareholders would participate in the benefits of these economies. In this regard, the Trustees considered the Funds’ projected assets, the Investment Adviser’s anticipated expenses and the fee comparisons that had been provided. The Trustees noted again that the Funds were new and that the costs of the Investment Adviser in providing its services, and the related profitability information, would be reviewed periodically by the Trustees. The Trustees agreed that the fee breakpoints were a way to ensure that benefits of scalability would be passed along to shareholders at the specified asset levels. The Trustees also noted the Investment Adviser’s voluntary undertaking to limit the Funds’ total expense ratios (excluding certain expenses) to specified levels.
     The Trustees also considered the other benefits that would be derived by the Investment Adviser and its affiliates from the Funds as stated above, including the fees received by them for transfer agency, distribution and brokerage services, and the brokerage and research services that may be received by the Investment Adviser in connection with the placement of brokerage transactions for the Funds.
     After deliberation, the Trustees concluded at the Meeting that the proposed management fees to be paid by each Fund were reasonable in light of the services to be provided by the Investment Adviser and the Funds’ reasonably foreseeable asset levels, and that the Management Agreement should be approved.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $562.5 billion in assets under management as of March 31, 2006 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

International Equity Funds
▪  Asia Equity Fund[2] ▪  Emerging Markets Equity Fund
▪  International Small Cap Fund[2] ▪  Japanese Equity Fund
▪  European Equity Fund
▪  International Equity Fund
▪ Structured International Equity Fund[2]	Domestic Equity Funds
▪  Small Cap Value Fund
▪  Structured Small Cap Equity Fund[2] ▪  Small/ Mid Cap Growth Fund
▪  Growth Opportunities Fund
▪  Mid Cap Value Fund
▪  Concentrated Growth Fund
▪  Research Select FundSM
▪  Strategic Growth Fund
▪  Capital Growth Fund
▪  Large Cap Value Fund
▪  Growth and Income Fund
▪  Structured Large Cap Growth Fund[2] ▪  Structured Large Cap Value Fund[2] ▪  Structured U.S. Equity Fund[2] Asset Allocation Funds
▪  Balanced Fund
▪ Asset Allocation Portfolios	Specialty Funds
▪  Tollkeeper FundSM
▪  Structured Tax-Managed Equity Fund[2] ▪  U.S. Equity Dividend and Premium Fund
▪  Real Estate Securities Fund

Fixed Income Funds
▪  Emerging Markets Debt Fund
▪  High Yield Fund
▪  High Yield Municipal Fund
▪  Global Income Fund
▪  Investment Grade Credit Fund
▪  Core Fixed Income Fund
▪  Government Income Fund
▪  U.S. Mortgages Fund
▪  Municipal Income Fund
▪  California Intermediate AMT-Free Municipal Fund
▪  New York Intermediate AMT-Free Municipal Fund
▪  Short Duration Tax-Free Fund
▪  Short Duration Government Fund
▪  Ultra-Short Duration Government Fund
▪  Enhanced Income Fund

Money Market Funds[1]

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective December 30, 2005, the Asia Growth Fund was renamed the Asia Equity Fund and the International Growth Opportunities Fund was renamed the International Small Cap Fund. Also effective December 30, 2005, the CORESM International Equity, CORESM Small Cap Equity, CORESM Large Cap Growth, CORESM Large Cap Value and CORESM U.S. Equity Funds were renamed, respectively, the Structured International Equity, Structured Small Cap Equity, Structured Large Cap Growth, Structured Large Cap Value and Structured U.S. Equity Funds. Effective January 6, 2006, the CORESM Tax-Managed Equity Fund was renamed the Structured Tax-Managed Equity Fund.

The Goldman Sachs Research Select FundSM, CORESM and Tollkeeper FundSM are registered service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Patrick T. Harker Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke	OFFICERS Kaysie P. Uniacke, President James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M. Perlowski, Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended January 31, 2005 and every first and third fiscal quarter thereafter, the Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.
Copyright 2006 Goldman, Sachs & Co. All rights reserved. 06-855                   MFISAR / 26.1K / 06-06

ITEM 2.	CODE OF ETHICS. Not applicable to the Semi–Annual Report for the period ended April 30, 2006

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to the Semi–Annual Report for the period ended April 30, 2006

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to the Semi–Annual Report for the period ended April 30, 2006

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 28, 2006

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	June 28, 2006